UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   7/31/14

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
BONDS & NOTES - 58.6%
AEROSPACE/DEFENSE - 0.5%
AAR Corp.	$ 120,000	7.250%		1/15/2022	$ 130,200
Spirit AeroSystems, Inc. - 144A	30,000	5.250		3/15/2022	30,075
TransDigm, Inc. - 144A	110,000	6.000		7/15/2022	110,687
					270,962
AIRLINES ABS - 1.2%
Air Canada 2013-1 Class B Pass Through Trust - 144A	110,102	5.375		5/15/2021	113,129
Continental Airlines 2009-2 Class A Pass Through Trust	240,207	7.250		11/10/2019	280,441
United Airlines 2009-2A Pass Through Trust	175,381	9.750		1/15/2017	199,496
					593,066
AUTO PARTS & EQUIPMENT - 0.4%
Meritor, Inc.	215,000	6.750		6/15/2021	228,975

AUTOMOBILE ABS - 1.1%
Capital Auto Receivables Asset Trust / Ally 2013-1 C	590,000	1.740		10/22/2018	589,789

BANKS - 9.6%
Banco de Credito del Peru - 144A	170,000	6.125	+	4/24/2027	182,750
Banco de Credito e Inversiones - 144A	325,000	4.000		2/11/2023	322,431
Banco Internacional del Peru SAA -144A	200,000	6.625	+	3/19/2029	213,250
Banco Santander Chile - 144A	300,000	3.875		9/20/2022	300,591
Banco Votorantim SA - 144A	275,000	7.375		1/21/2020	308,344
Bank of America Corp	175,000	5.625		7/1/2020	200,282
Barclays Bank PLC - 144A	270,000	6.050		12/4/2017	304,844
Citigroup, Inc.	130,000	4.050		7/30/2022	132,660
Goldman Sachs Group Inc.	185,000	5.750		1/24/2022	212,661
Goldman Sachs Group Inc.	105,000	5.700	+	Perpetual	106,869
JPMorgan Chase & Co	40,000	6.125		6/27/2017	44,882
JPMorgan Chase & Co	300,000	5.150	+	Perpetual	285,180
Macquarie Bank Ltd. - 144A	17,000	6.625		4/7/2021	19,556
Morgan Stanley	185,000	4.100		5/22/2023	185,928
Morgan Stanley	225,000	6.375		7/24/2042	284,264
Morgan Stanley	105,000	5.45	+	Perpetual	105,263
PNC Financial Services Group, Inc.	255,000	4.850	+	Perpetual	242,887
Turkiye Garanti Bankasi AS - 144A	330,000	5.250		9/13/2022	335,362
UBS AG/Stamford CT	650,000	7.625		8/17/2022	774,012
VTB Bank OJSC Via VTB Capital SA - 144A	265,000	6.000		4/12/2017	263,013
Zions Bancorporation	115,000	4.500		6/13/2023	118,546
					4,943,575
BUILDING MATERIALS - 0.4%
CPG Merger Sub LLC - 144A	85,000	8.000		10/1/2021	88,187
Masco Corp.	95,000	5.950		3/15/2022	105,688
					193,875
CHEMICALS - 1.6%
Hexion US Finance Corp.	170,000	6.625		4/15/2020	177,650
New Market Corp.	305,000	4.100		12/15/2022	304,324
Nufarm Australia Ltd. - 144A	115,000	6.375		10/15/2019	119,456
Ryonies AM Products, Inc. - 144A	70,000	5.500		6/1/2024	69,125
Tronox Finance LLC	175,000	6.375		8/15/2020	177,625
					848,180
COAL - 0.1%
Consol Energy, Inc. - 144A	70,000	5.8750		4/15/2022	71,094

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
COMMERCIAL MBS - 7.2%
A10 Securitization 2013-1 B LLCA10 2013-1 B - 144A	$ 300,000	4.120%		11/15/2025	$ 298,430
Aventura Mall Trust 2013-AVM - 144A	100,000	3.743	+	12/5/2032	103,056
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 A4B	580,000	4.943		9/11/2042	603,647
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28 A3	81,477	5.793		9/11/2042	81,407
CD 2006-CD2 Mortgage Trust 2006-CD2 A2	25,582	5.363	+	1/15/2046	26,187
Citigroup Commercial Mortgage Trust 2007-C6	290,000	5.710	+	12/10/2049	320,948
Citigroup Commercial Mortgage Trust 2008-C7	95,000	6.137	+	12/10/2049	105,924
Extended Stay America 2013-ESH - 144A	300,000	2.958		12/5/2031	302,421
Government National Mortgage Association 2012-147 AK	495,448	2.586	+	4/16/2054	509,685
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12	470,000	5.882	+	2/15/2051	516,441
LB-UBS Commercial Mortgage Trust 2007-C7 A3	64,068	5.866	+	9/15/2045	71,680
Morgan Stanley Capital I Trust 2005-IQ10 A4B	510,000	5.264	+	9/15/2042	532,013
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.685	+	4/15/2049	238,547
					3,710,386
COMMERCIAL SERVICES - 1.2%
ADT Corp.	180,000	6.250		10/15/2021	186,750
Ahern Rentals, Inc.- 144A	195,000	9.500		6/15/2018	212,550
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	150,000	5.500		4/1/2023	150,750
Ceridian LLC. -144A	5,000	8.125		11/15/2017	5,000
Interactive Data Corp -144A	80,000	5.875		4/15/2019	80,000
					635,050
COSMETICS / PERSONAL CARE - 0.2%
Elizabeth Arden, Inc.	75,000	7.375		3/15/2021	77,813

DIVERSIFIED FINANCIAL SERVICES - 3.4%
Aircastle Ltd.	200,000	5.125		3/15/2021	201,000
Ford Motor Credit Co. LLC.	270,000	5.750		2/1/2021	312,175
General Electric Capital Corp.	100,000	7.125	+	Perpetual	117,180
General Electric Capital Corp.	200,000	5.250	+	Perpetual	203,500
General Motors Financial Co., Inc.	130,000	3.500		7/10/2019	129,639
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	10,000	4.875		3/15/2019	10,075
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	55,000	6.000		8/1/2020	57,613
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	100,000	5.875		2/1/2022	102,437
Macquarie Group Ltd.- 144A	125,000	6.250		1/14/2021	142,733
Nationstar Mortgage LLC / Nationstar Capital Corp.	200,000	6.500		6/1/2022	195,500
Navient LLC.	140,000	5.500		1/25/2023	135,450
Walter Investment Management Corp. - 144A	135,000	7.875		12/15/2021	138,375
					1,745,677
ELECTRIC - 0.4%
Electricite de France SA - 144A	165,000	5.250	+	Perpetual	168,074
RJS Power Holdings LLC - 144A	60,000	5.125		7/15/2019	59,400
					227,474
ELECTRONICS - 0.5%
Rexel SA - 144A	245,000	5.250		6/15/2020	249,900
Sanmina Corp. - 144A	20,000	4.375		6/1/2019	19,850
					269,750
ENTERTAINMENT - 1.7%
GLP Capital LP / GLP Financing II Inc.	10,000	4.375		11/1/2018	10,200
GLP Capital LP / GLP Financing II Inc.	85,000	4.875		11/1/2020	86,700
GLP Capital LP / GLP Financing II Inc.	5,000	5.375		11/1/2023	5,122
Isle of Capri Casinos, Inc.	125,000	5.875		3/15/2021	128,750
Mohegan Tribal Gaming Authority	190,000	9.750		9/1/2021	206,150
Penn National Gaming Inc .- 144A	120,000	5.875		11/1/2021	112,500
Scientific Games International, Inc. - 144A	110,000	6.625		5/15/2021	104,912
Six Flags Entertainment Corp. - 144A	245,000	5.250		1/15/2021	244,388
United Artists Theatre Circuit Inc. 1995-A Pass Through Trust *	1,254	9.300		7/1/2015	1,265
					899,987

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
FOOD - 0.8%
Flowers Foods, Inc.	$ 300,000	4.375%		4/1/2022	$ 314,776
Ingles Markets, Inc.	100,000	5.750		6/15/2023	100,500
					415,276
FOREST PRODUCTS & PAPER - 0.5%
Sappi Papier Holding GmbH - 144A	265,000	6.625		4/15/2021	281,563

GAS - 0.1%
NGL Energy Partners LP - 144A	60,000	5.125		7/15/2019	59,775

HEALTHCARE PRODUCTS - 0.2%
Crimson Merger Sub, Inc. - 144A	80,000	6.625		5/15/2022	76,500
Mallinckrodt International Finance SA -144A	40,000	5.750		8/1/2022	40,250
					116,750
HEALTHCARE-SERVICES - 1.2%
Acadia Healthcare Co., Inc. - 144A	45,000	5.125		7/1/2022	45,338
Centene Corp.	105,000	4.750		5/15/2022	106,181
CHS/Community Health Systems, Inc. - 144A	30,000	5.125		8/1/2021	30,375
CHS/Community Health Systems, Inc. - 144A	30,000	6.875		2/1/2022	30,825
IASIS Healthcare LLC / IASIS Capital Corp.	70,000	8.375		5/15/2019	74,200
LifePoint Hospitals, Inc. -144A	55,000	5.500		12/1/2021	56,375
Select Medical Corp.	140,000	6.375		6/1/2021	144,200
Tenet Healthcare Corp.	100,000	8.125		4/1/2022	112,000
					599,494
HOLDING COMPANIES-DIVERSIFIED - 0.6%
Hutchison Whampoa International 12 Ltd. - 144A	185,000	6.000	+	Perpetual	199,106
Leucadia National Corp.	105,000	5.500		10/18/2023	110,840
					309,946
HOME BUILDERS - 0.6%
Brookfield Residential Properties, Inc. - 144A	120,000	6.500		12/15/2020	126,450
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. - 144A	190,000	5.250		4/15/2021	188,100
					314,550
HOME EQUITY ABS - 2.1%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	560,000	6.087		2/28/2041	569,748
GSAA Trust 2005-1 AF4(a)	489,118	5.619		11/25/2034	522,666
					1,092,414
INSURANCE - 2.0%
Allstate Corp.	200,000	5.750	+	8/15/2053	215,500
Chubb Corp.	85,000	6.375	+	3/29/2067	94,137
Genworth Holdings, Inc.	205,000	4.900		8/15/2023	217,570
Prudential Financial, Inc.	370,000	5.625	+	6/15/2043	397,750
Voya Financial, Inc.	125,000	5.650	+	5/15/2053	127,813
					1,052,770
IRON/STEEL - 1.7%
Carpenter Technology Corp.	300,000	4.450		3/1/2023	308,175
Gerdau Trade, Inc. - 144A	370,000	4.750		4/15/2023	361,564
United States Steel Corp.	180,000	6.875		4/1/2021	191,250
					860,989
LEISURE TIME - 0.2%
Viking Cruises Ltd. - 144A	105,000	8.500		10/15/2022	115,763

LODGING - 0.8%
Boyd Gaming Corp.	110,000	9.000		7/1/2020	118,112
MGM Resorts International	115,000	6.750		10/1/2020	124,775
Station Casinos LLC	170,000	7.500		3/1/2021	180,625
					423,512

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MEDIA - 1.2%
Clear Channel Communications, Inc.	$ 25,000	10.000%	1/15/2018	$ 22,844
Clear Channel Worldwide Holdings, Inc.	250,000	7.625	3/15/2020	263,750
MHGE Parent Finance, Inc. - 144A	80,000	8.500	8/1/2019	77,900
Sirius XM Radio, Inc. - 144A	245,000	4.250	5/15/2020	236,425
				600,919
OIL & GAS - 4.2%
Atlas Energy Holdings Operating Co. LLC - 144A	40,000	7.750	1/15/2021	41,200
BreitBurn Energy Partners LP / BreitBurn Finance Corp.	190,000	7.875	4/15/2022	199,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. - 144A	105,000	6.500	4/15/2021	107,625
Citgo Petroleum Corp - 144A	50,000	6.250	8/15/2022	51,625
Denbury Resources, Inc.	105,000	5.500	5/1/2022	103,294
Endeavor Energy Resources LP / EER Finance, Inc. - 144A	30,000	7.000	8/15/2021	32,025
Energy XXI Gulf Coast, Inc. - 144A	140,000	6.875	3/15/2024	139,650
Novatek OAO via Novatek Finance Ltd. - 144A	305,000	4.422	12/13/2022	268,400
Pacific Rubiales Energy Corp. - 144A	180,000	5.375	1/26/2019	184,050
Parker Drilling Co.	240,000	7.500	8/1/2020	256,200
Petrobras International Finance Co.	300,000	5.375	1/27/2021	310,518
Petroleos Mexicanos	155,000	3.500	1/30/2023	149,963
Petroleos Mexicanos - 144A	45,000	4.875	1/18/2024	47,812
Plains Exploration & Production Co.	152,000	6.875	2/15/2023	176,700
Rosetta Resources, Inc.	110,000	5.875	6/1/2014	112,337
				2,180,899
OIL & GAS SERVICES - 0.7%
Compagine Generale de Geophysique Veritas, SA	235,000	6.500	6/1/2021	224,425
Gulfmark Offshore, Inc.	115,000	6.375	3/15/2022	115,575
				340,000
OTHER ABS - 0.8%
Countrywide Asset-Backed Certificates 2005-1 AF5A (a)	300,000	5.385	7/25/2035	292,530
Sierra Timeshare 2014-2 Receivables Funding LLC - 144A	100,000	2.050	6/20/2031	99,755
				392,285
PACKAGING & CONTAINERS - 0.4%
Beverage Packaging Holdings Luxembourg II SA - 144A	200,000	6.000	6/15/2017	199,250

PHARMACEUTICALS - 0.2%
Capsugel SA - 144A	20,000	7.000	5/15/2019	20,187
Catamaran Corp.	85,000	4.750	3/15/2021	85,000
				105,187
PIPELINES - 1.0%
Energy Transfer Equity LP - 144A	110,000	5.875	1/24/2024	112,750
Regency Energy Partners LP / Regency Energy Finance Corp.	165,000	5.875	3/1/2022	173,250
Williams Cos., Inc.	230,000	3.700	1/15/2023	218,726
Williams Cos., Inc.	25,000	4.550	6/24/2024	24,957
				529,683
PRIVATE EQUITY - 0.3%
Apollo Management Holdings LP - 144A	135,000	4.000	5/30/2024	135,528

REAL ESTATE - 0.2%
WP Carey, Inc.	110,000	4.600	4/1/2024	113,551

REITS - 2.2%
Corporate Office Properties LP	315,000	3.600	5/15/2023	302,101
Corporate Office Properties LP	90,000	3.700	6/15/2021	89,277
CTR Partnership LP - 144A	90,000	5.875	6/1/2021	90,675
Digital Realty Trust LP	160,000	5.250	3/15/2021	173,045
Excel Trust LP	55,000	4.625	5/15/2014	56,164
Healthcare Trust of America Holdings LP	50,000	3.375	7/15/2021	49,756
Highwoods Realty LP	305,000	3.625	1/15/2023	300,714
iStar Financial, Inc.	60,000	5.000	7/1/2019	59,400
MPT Operating Partnership LP / MPT Finance Corp.	35,000	5.500	5/1/2024	35,962
				1,157,094

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
RETAIL - 0.9%
Guitar Center, Inc. - 144A	$ 25,000	9.625%		4/15/2020	$ 23,125
Landry's, Inc. - 144A	125,000	9.375		5/1/2020	136,250
QVC, Inc.	310,000	4.375		3/15/2023	312,067
					471,442
SOFTWARE - 0.8%
First Data Corp. - 144A	145,000	8.250		1/15/2021	155,875
First Data Corp. - 144A	100,000	8.750		1/15/2022	107,875
First Data Corp.	81,000	11.750		8/15/2021	94,972
Infor Software Parent LLC / Infor Software Parent, Inc. - 144A	30,000	7.125		5/1/2021	29,850
					388,572
TELECOMMUNICATIONS - 3.1%
AT&T, Inc.	315,000	3.875		8/15/2021	333,041
CenturyLink, Inc.	110,000	6.450		6/15/2021	118,800
Cincinnati Bell, Inc.	125,000	8.375		10/15/2020	136,250
Digicel Group Ltd.-144A	200,000	8.250		9/30/2020	216,500
Intelsat Jackson Holdings SA	210,000	5.500		8/1/2023	202,388
Qualitytech LP - 144A	10,000	5.875		8/1/2022	9,950
Sprint Corp. - 144A	170,000	7.250		9/15/2021	181,687
Telefonica Emisiones SAU	265,000	4.570		4/27/2023	280,406
Windstream Corp.	115,000	7.750		10/15/2020	123,625
					1,602,647
WL COLLATERAL CMO - 2.3%
Banc of America Funding 2005-1 Trust	119,273	5.500		2/25/2035	124,118
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2	89,916	6.750		8/25/2034	98,877
Citigroup Mortgage Loan Trust, Inc. 2004-UST1 A3	145,530	2.201	+	8/25/2034	146,752
GSMPS Mortgage Loan Trust 2006-RP1-1A4 - 144A	230,537	8.500		1/25/2036	250,227
MASTR Alternative Loan Trust 2004-4	144,163	5.500		4/25/2034	156,761
MASTR Alternative Loan Trust 2007-1	126,422	0.755	+	10/25/2036	121,926
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	169,661	5.000		9/25/2018	173,543
WinWater Mortgage Loan Trust 2014-1 - 144A	110,729	4.000	+	6/20/1944	114,588
					1,186,792

TOTAL BONDS & NOTES (Cost - $29,806,489)					30,352,304

FOREIGN GOVERNMENT BOND - 0.6%
Morocco Government International Bond - 144A - (Cost - $298,186)	300,000	4.250		12/11/2022	301,125

MUNICIPAL - 1.6%
County of Jefferson AL Sewer Revenue	100,000	6.000		10/1/2042	109,412
Iowa Finance Authority	70,000	5.500		12/1/2022	73,249
Rockdale County Water & Sewerage Authority	305,000	3.060		7/1/2024	301,496
San Diego County Regional Airport Authority	325,000	5.594		7/1/2043	349,521
TOTAL MUNICIPAL - (Cost - $803,985)					833,678

U.S. GOVERNMENT & AGENCY - 26.1%
U.S. GOVERNMENT AGENCY - 11.2%
Fannie Mae Pool 735061	62,042	6.000		11/1/2034	70,162
Fannie Mae Pool 866009	93,920	6.000		3/1/2036	105,972
Fannie Mae Pool 938574	439,346	5.500		9/1/2036	490,305
Fannie Mae Pool 310041	200,493	6.500		5/1/2037	225,290
Fannie Mae Pool 909141	30,854	6.000		1/1/2038	35,164
Fannie Mae Pool 909153	26,743	6.000		2/1/2038	30,465
Fannie Mae Pool 929191	195,908	6.000		3/1/2038	223,183
Fannie Mae Pool 909175	72,813	5.500		4/1/2038	80,872
Fannie Mae Pool 962752	296,870	6.000		7/1/2038	334,550
Fannie Mae Pool 909220	167,738	6.000		8/1/2038	188,819
Fannie Mae Pool AA7001	353,641	5.000		6/1/2039	394,195
Fannie Mae Pool AD0727	547,274	6.000		8/1/2039	617,363
Fannie Mae Pool AO8769	1,679,088	3.500		8/1/2042	1,713,007
Federal Home Loan Pool 962752	59,822	5.000		4/1/2038	67,133

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
U.S. GOVERNMENT AGENCY - 11.2% (Continued)
Freddie Mac Gold Pool G01499	$ 35,802	7.000%		1/1/2033	$ 41,493
Freddie Mac Gold Pool G06380	534,313	6.500		2/1/2035	607,853
Freddie Mac Gold Pool G01980	415,717	5.000		12/1/2035	464,223
Freddie Mac Gold Pool G05888	98,576	5.500		10/1/2039	109,656
					5,799,705
U.S. TREASURY OBLIGATIONS - 14.9%
United States Treasury Note	5,405,000	0.250		11/30/2015	5,106,195
United States Treasury Note	235,000	0.375		5/31/2016	234,642
United States Treasury Note	1,045,000	0.500		6/30/2016	1,044,918
United States Treasury Note	440,000	0.875		5/15/2017	439,209
United States Treasury Note	800,000	1.750		5/15/2023	754,562
United States Treasury Note	120,000	3.125		2/15/2043	116,091
					7,695,617

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $13,372,574)					13,495,322

BANK LOANS - 9.0%
Altisource Solutions	139,241	4.500		11/27/2019	139,155
Amaya Gaming	26,000	4.000	+	9/29/2021	25,781
American Renal Holdings, Inc.	280,000	8.500		2/20/2020	279,300
Applied Systems, Inc.	3,000	8.750		1/14/2022	3,045
Arch Coal, Inc.	50,000	6.250		5/16/2018	49,125
Asurion LLC.	55,000	8.500		2/19/2021	56,558
Atlantic Power Ltd.	24,374	4.750		2/19/2021	24,648
Blue Coat Systems, Inc.	165,000	9.500		6/28/2020	167,819
Caesers Entertainment	34,000	9.750		3/1/2017	33433
CBAC Borrower, LLC	57,000	8.250		4/26/2020	59,565
CCM Merger, Inc.	25,000	4.500	+	7/24/2019	24,813
CHG Companies	12,478	9.000		11/19/2020	12,728
Chief Exploration and Development	77,000	7.500		5/12/2021	78,155
Clear Channel Communication, Inc.	179,745	6.914		1/29/2016	176,711
CSC Holdings LLC.	51,341	9.500		5/22/2018	52,262
Drillships Financing Holding	65,000	5.500	+	7/18/2021	65,433
Fieldwood Energy	140,000	8.375		9/30/2020	143,395
FMG Resources	294,772	4.250	+	10/18/2017	293,585
Formula one	58,000	7.000	+	7/29/2022	58,181
Gentiva Health	109,724	6.500		10/1/2019	110,021
Harland Clarke Holdings	21,725	7.000		8/30/2019	22,126
Houghton International, Inc.	241,325	5.750	+	11/1/2019	241,425
INC Research LLC	157	5.750	+	7/20/2018	157
International Equipment Sol	115,617	5.500	+	8/13/2019	116,339
Inventiv Health, Inc.	119,990	7.750	+	5/15/2018	120,890
Ipreo Holdings LLC	52,000	4.250		7/16/2021	51,643
Jonah Energy LLC	62,000	6.500		5/12/2021	62,310
Key Safety Systems	51,000	6.250		7/23/2021	51,191
Kronos, Inc.	8,000	9.750		4/30/2020	8,295
LM US Member LLC	80,000	8.500	+	6/24/2022	80,800
Mitchell Internationa, Inc.	80,000	8.500		10/11/2021	81,325
Navistar Inc.	166,667	5.500	+	8/17/2017	168,194
Noranda Aluminum Acquisition	186,143	5.750	+	2/28/2019	181,412
Peppermill Casinos, Inc.	241,925	7.250	+	11/9/2018	247,671
Reginal Care Hospital, Inc.	47,000	6.000	+	3/24/2019	47,039
Rite Aid Corp.	16,000	5.000	+	12/31/2021	16,287
RP Crown Parent LLC	181,029	6.000	+	12/21/2018	181,884
Seadrill Ltd.	75,809	4.000	+	2/12/2021	75,016
SESAC, Inc.	272	4.750	+	2/8/2019	274

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
BANK LOANS - 9.0% (Continued)
Sungard Availability	$ 73,815	5.000%		3/25/2019	$ 73,261
Surgery Center	132,600	6.000	+	4/11/2019	132,932
Surgery Center	62,000	9.750	+	4/11/2020	62,388
Surgery Center	14,000	4.250	+	7/24/2020	14,070
Surgery Center	40,000	7.500	+	7/23/2021	40,000
TWCC Holding Corp.	98,000	7.000	+	12/11/2020	96,652
United Surgical Partners Intl Inc.	95,788	4.750	+	4/3/2049	95,668
US Airways Group, Inc.	230,670	3.750		6/21/2019	231,139
Zuffa, LLC	303,624	3.750	+	2/19/2020	304,003
TOTAL BANK LOANS - (Cost - $4,634,819)					4,658,104
		Dividend Rate
PREFERRED STOCK - 1.5%
BANKS - 1.5%
GMAC Capital Trust I	17,600	8.125	+	2/15/2040	478,368
Zions Bancorporation	10,800	6.950	+	9/15/2028	287,604
TOTAL PREFERRED STOCK - (Cost - $ 710,000)					765,972

SHORT-TERM INVESTMENT - 2.9%
MONEY MARKET FUND - 2.9%
Fidelity Institutional Money Market Funds - Government Portfolio
TOTAL SHORT-TERM INVESTMENT - (Cost - $1,517,166)	1,517,166	0.010	+		1,517,166

TOTAL INVESTMENTS - 100.3% (Cost - $51,143,219) (b)					$ 51,923,671
LIABILITIES LESS OTHER ASSETS - (0.3) %					(194,230)
NET ASSETS - 100.0%					$ 51,729,194

ABS - Asset Backed Security
MBS - Mortgage Back Security
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of July 31, 2014.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,142,336 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
				Unrealized Appreciation:	1,209,453
				Unrealized Depreciation:	(429,883)
				Net Unrealized Appreciation:	1,639,336

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
July 31, 2014

Security	Shares	Value
COMMON STOCK - 71.5%
ADVERTISING - 0.4%
Lamar Advertising Co. - Class A ^ #	19,500	$ 977,925

AEROSPACE/DEFENSE - 1.8%
BE Aerospace, Inc. * ^ #	59,700	5,082,858

AGRICULTURE - 0.6%
Lorillard, Inc. ^ #	25,800	1,560,384

AIRLINES - 0.1%
AMR Corp. * #	101,283	182,309

BANKS - 2.7%
Citigroup, Inc. ^ #	142,300	6,959,893
Wing Hang Bank Ltd.	28,688	450,858
		7,410,751
BIOTECHNOLOGY - 1.0%
Gilead Sciences, Inc. * ^ #	31,300	2,865,515

BUILDING MATERIALS - 0.0%
Martin Marietta Materials #	72	8,945

CHEMICALS - 2.6%
Chemtura Corp. * ^ #	160,800	3,740,208
Dow Chemical Co. ^ #	13,000	663,910
EI du Pont de Nemours & Co. ^ #	42,900	2,758,899
		7,163,017
COAL - 0.0%
CONSOL Energy, Inc. ^ #	700	27,174

COMMERCIAL SERVICES - 1.3%
Hertz Global Holdings, Inc. * ^ #	9,700	273,734
Iron Mountain, Inc. ^ #	100,900	3,381,159
SFX Entertainment, Inc. * #	1,000	6,850
		3,661,743
COMPUTERS - 0.0%
Micros Systems * #	1,769	119,637

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Navient Corp. ^ #	26,027	447,664
Northstar Asset Management * #	149,614	2,679,596
		3,127,260
ELECTRONICS - 0.8%
Agilent Technologies, Inc. ^ #	41,000	2,299,690

ENGINEERING & CONSTRUCTION - 1.0%
Foster Wheeler AG	66,153	2,180,403
URS Corp.	12,963	742,391
		2,922,794
ENTERTAINMENT - 0.7%
International Game Technology ^ #	115,246	1,951,115

FOOD - 5.3%
Hillshire Brands Co. ^ #	191,235	12,003,821
Safeway, Inc. #	80,705	2,781,094
		14,784,915

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014

Security	Shares	Value
FOREST PRODUCTS & PAPER - 1.7%
International Paper Co. ^ #	100,500	$ 4,773,750
Veritiv Corp. * #	1,993	79,615
		4,853,365
GAS - 1.4%
Centerpoint Energy, Inc. ^ #	166,100	4,039,552

HEALTHCARE-PRODUCTS - 3.7%
Covidien PLC #	118,225	10,227,645

INSURANCE - 0.8%
American International Group, Inc. ^ #	1,300	67,574
Protective Life Corp. #	31,966	2,217,801
		2,285,375
INTERNET - 1.8%
Equinix, Inc. * ^ #	15,300	3,282,156
Yahoo!, Inc. * ^ #	52,000	1,862,120
		5,144,276
MACHINERY- DIVERSIFIED - 0.5%
Manitowoc Company, Inc. ^ #	52,700	1,399,712

MEDIA - 11.6%
CBS Corp. ^ #	78,139	4,440,640
DIRECTV * #	120,666	10,383,309
DISH Network Corp. - Class A * ^ #	60,400	3,736,344
Liberty Media Corp. * #	368	17,315
Liberty Media Corp. * #	736	34,592
LIN Media LLC * #	350	9,034
Sirius XM Holdings, Inc. * ^ #	1,630,064	5,509,616
Time Warner Cable, Inc. ^ #	32,924	4,777,272
Time Warner, Inc. ^	40,100	3,329,102
		32,237,224
METAL FABRICATE/HARDWARE - 1.0%
Timken Co. ^ #	41,100	1,820,730
Timkensteel Corp W/I * #	20,550	894,131
		2,714,861
MINING - 0.8%
Newmont Mining Corp. ^ #	86,078	2,144,203

MISCELLANEOUS MANUFACTURING - 1.6%
General Electric Co. ^ #	174,300	4,383,645

OIL & GAS - 6.1%
Anadarko Petroleum Corp. ^ #	9,600	1,025,760
BP PLC - ADR ^	52,100	2,551,337
Ensco PLC ^ #	41,200	2,086,780
Noble Corp. ^	177,341	5,563,187
Occidental Petroleum Corp. ^ #	4,800	469,008
QEP Resources, Inc. ^ #	140,100	4,630,305
Transocean Ltd. ^	17,400	701,916
		17,028,293
OIL & GAS SERVICES - 1.0%
National Oil-well Varco, Inc. ^ #	31,600	2,560,864
NOW, Inc. * #	7,900	254,301
		2,815,165

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014

Security		Shares	Value
PHARMACEUTICALS - 8.1%
Actavis PLC *		402	$ 86,184
Allergan, Inc. ^ #		42,920	7,118,711
Mallinckrodt PLC * ^		17,192	1,196,907
Pfizer, Inc. ^ #		199,764	5,733,227
Questcor Pharmaceuticals, Inc. #		5,122	460,826
Shire Pharmaceuticals- Sp - ADR ^		32,534	8,019,631
			22,615,486
PIPELINES - 0.4%
Williams Co., Inc. ^		21,900	1,240,197

REITS - 3.5%
Corrections Corp. of America ^ #		35,500	1,143,810
CYS Investments, Inc. #		9,500	84,360
NorthStar Realty Finance Corp. * ^ #		149,614	2,408,793
Starwood Property Trust, Inc. #		234,850	5,542,460
Starwood Waypoint Residential * #		22,008	578,590
			9,758,013
RETAIL - 0.9%
Walgreen Co. ^ #		35,900	2,468,843

SAVING & LOANS - 2.0%
Hudson City Bancorp, Inc. #		514,303	5,014,454
Investors Bancorp, Inc. #		64,008	662,483
			5,676,937
SEMICONDUCTORS - 2.1%
Tokyo Electron Ltd. - ADR #		312,577	5,032,490
Triquint Semiconductor, Inc. *		30,015	539,670
			5,572,160
SOFTWARE - 1.5%
Microsoft Corp. ^ #		93,900	4,052,724

TELECOMMUNICATIONS - 1.6%
Leap Wireless Int'l, Inc. * #		4,071	10,585
Sprint Corp. * ^ #		485,565	3,568,903
T-Mobile US, Inc. * ^		9,644	317,673
Verizon Communications, Inc. ^ #		11,011	555,175
Vodafone Group PLC - ADR ^		4,350	144,506
			4,596,842

TOTAL COMMON STOCK (Cost - $197,844,500)			199,400,550

EXCHANGE TRADED FUNDS - 0.6%
CLOSED-END FUNDS - 0.6%
Invesco Senior Income Trust #		240,801	1,182,333
Western Asset High Income Opp		106,644	624,934
TOTAL CLOSED-END FUNDS (Cost - $1,899,511)			1,807,267
		Dividend
	Shares	Rate
PREFERRED STOCK - 10.1%
BANKS - 2.3%
HSBC USA, Inc. #	4,850	2.8575%	240,803
JP Morgan Chase & Co. #	220,950	6.3000	5,483,979
Royal Bank Scotland Group PLC #	39,188	6.3500	953,444
			6,678,226

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014
		Dividend
Security	Shares	Rate		Value
DIVERSIFIED FINANCIAL SERVICES - 3.5%
Citigroup Capital XIII #	95,675	7.8750%		$ 2,591,836
HSBC Finance Corp. #	33,345	6.3600		837,960
Kinder Morgan Group, Inc. - 144A	2,000	4.1234		1,868,250
RBS Capital Funding Trust VII #	50,000	6.4500		1,258,000
SLM Corp. #	45,477	6.9700		2,210,182
SLM Corp. #	16,439	1.9306		1,224,705
				9,990,933
ELECTRIC - 0.1%
SCE Trust #	6,239	5.6250		145,057

BANKS - 0.5%
Allstate Corp. #	24,350	6.2500		617,273
Allstate Corp. #	26,644	6.6250		690,612
				1,307,885
REAL ESTATE - 2.3%
American Homes 4 Rent #	80,000	5.0000		1,984,000
American Homes 4 Rent #	68,000	5.0000		1,657,840
Northstar Realty Finance Corp. #	105,000	8.7500		2,649,150
				6,290,990
REITS - 1.4%
CommonWealth REIT #	150,000	7.2500		3,894,000

TOTAL PREFERRED STOCK (Cost - $28,061,862)				28,307,091

	Principal	Interest	Maturity
BONDS & NOTES - 4.9%	Amount	Rate	Date
AEROSPACE/DEFENSE - 0.6%
BE Aerospace, Inc.	$ 1,554,000	5.2500%	4/1/2022	1,691,918

AIRLINES - 1.0%
American Airlines, Inc. - 144A #	2,449,000	7.5000	3/15/2016	2,553,266

ELECTRIC - 0.9%
Energy Future	2,526,181	4.2500 +	6/19/2016	2,529,339

HEALTHCARE SERVICES - 0.8%
Gentiva Health Services, Inc.	2,147,000	11.5000	9/1/2018	2,278,504

MUNICIPAL - 0.9%
Louisiana Public Facilities Authority	2,391,000	9.7500	8/1/2014	2,391,000

OIL & GAS - 0.5%
Drill Rigs Holdings, Inc. - 144A	1,251,000	6.5000	10/1/2017	1,269,765

TELECOMMUNICATIONS - 0.2%
MetroPCS Wireless, Inc. #	405,000	6.6250	11/15/2020	426,769
TW Telecom Holdings, Inc.	238,000	5.3750	10/1/2022	258,825
TW Telecom Holdings, Inc.	196,000	5.3750	10/1/2022	212,660
				898,254

TOTAL BONDS & NOTES (Cost - 13,734,783)				13,612,046

Security			Contracts**	Value
PURCHASED CALL OPTIONS - 0.1%
Trulia, Inc., Expiration September 2014, Exercise Price $65.00			271	70,460

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014

Security	Contracts**	Value
PURCHASED CALL OPTIONS (Continued) - 0.1%
Trulia, Inc., Expiration September 2014, Exercise Price $75.00	271	$ 18,970
TOTAL PURCHASED CALL OPTIONS (Cost - $144,736)		89,430

PURCHASED PUT OPTIONS - 0.5%
Agilent Technologies, Inc., Expiration August 2014, Exercise Price $50.00	136	2,312
Agilent Technologies, Inc., Expiration November 2014, Exercise Price $45.00	182	7,007
Allergan, Inc., Expiration September 2014, Exercise Price $140.00	48	5,760
Allergan, Inc., Expiration October 2014, Exercise Price $145.00	55	11,550
Alstrom S.A., Expiration August 2014, Exercise Price EUR $26.00	138	3,141
Alstrom S.A., Expiration September 2014, Exercise Price EUR $24.00	164	2,854
American Int'l Group, Inc., Expiration August 2014, Exercise Price $44.00	182	637
American Int'l Group, Inc., Expiration August 2014, Exercise Price $45.00	248	1,240
American Int'l Group, Inc., Expiration August 2014, Exercise Price $46.00	90	540
American Int'l Group, Inc., Expiration August 2014, Exercise Price $49.00	749	16,478
Anadarko Petroleum Corp., Expiration August 2014. Exercise Price $85.00	179	537
Anadarko Petroleum Corp., Expiration August 2014. Exercise Price $87.50	299	2,392
Barrick Gold Corp., Expiration October 2014, Exercise Price $20.00	185	42,180
BE Aerospace, Inc., Expiration October 2014, Exercise Price $75.00	52	4,290
BE Aerospace, Inc., Expiration October 2014, Exercise Price $80.00	303	56,055
BE Aerospace, Inc., Expiration October 2014, Exercise Price $85.00	45	17,370
BP PLC - ADR, Expiration August 2014, Exercise Price $45.00	325	1,950
BP PLC - ADR, Expiration August 2014, Exercise Price $46.00	92	5,060
CBS Corp., Expiration September 2014, Exercise Price $50.00	253	8,855
CBS Corp., Expiration September 2014, Exercise Price $52.50	164	12,300
CBS Corp., Expiration September 2014, Exercise Price $55.00	165	24,750
Centerpoint Energy, Inc., Expiration August 2014, Exercise Price $17.50	746	3,730
Chemtura Corp., Expiration September 2014, Exercise Price $17.50	245	6,125
Chemtura Corp., Expiration September 2014, Exercise Price $20.00	973	12,163
Citigroup, Inc., Expiration September 2014, Exercise Price $45.00	267	8,811
Citigroup, Inc., Expiration September 2014, Exercise Price $46.00	128	5,888
CONSOL Energy, Inc., Expiration October 2014, Exercise Price $39.00	5	1,020
Corrections Corp. Of America, Expiration September 2014, Exercise Price $30.00	178	4,005
DISH Network Corp. - Cl. A, Expiration August 2014, Exercise Price $55.00	42	1,050
DISH Network Corp. - Cl. A, Expiration August 2014, Exercise Price $57.50	85	5,525
DISH Network Corp. - Cl. A, Expiration September 2014, Exercise Price $52.50	429	18,233
Dow Chemical Co., Expiration September 2014, Exercise Price $44.00	91	1,274
Dow Chemical Co., Expiration September 2014, Exercise Price $49.00	467	29,421
El du Pont de Nemours & Co., Expiration October 2014, Exercise Price $55.00	256	5,248
El du Pont de Nemours & Co., Expiration October 2014, Exercise Price $57.50	58	1,972
Ensco PLC, Expiration September 2014, Exercise Price $46.00	231	8,316
Equinix, Inc., Expiration September 2014, Exercise Price $180.00	20	900
Equinix, Inc., Expiration September 2014, Exercise Price $185.00	46	2,875
General Electric Company, Expiration August 2014, Exercise Price $22.00	1,067	2,134
General Electric Company, Expiration September 2014, Exercise Price $25.00	409	10,225
General Motors Co., Expiration September 2014, Exercise Price $30.00	211	4,642
General Motors Co., Expiration September 2014, Exercise Price $33.00	282	24,816
Gilead Sciences, Inc., Expiration August 2014, Exercise Price $72.50	303	1,212
Hertz Global Holdings Inc., Expiration August 2014, Exercise Price $25.00	97	1,649
Hess Corp, Expiration August 2014, Exercise Price $77.50	520	2,080
Hess Corp, Expiration October 2014, Exercise Price $90.00	75	5,175
Hillshire Brands Co., Expiration August 2014, Exercise Price $50.00	13	65
Huntsman Corp., Expiration August 2014, Exercise Price $21.00	1,289	6,445
Huntsman Corp., Expiration August 2014, Exercise Price $23.00	745	3,725
International Paper Co., Expiration October 2014, Exercise Price $40.00	633	13,926
International Paper Co., Expiration October 2014, Exercise Price $41.00	128	3,520

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014

Security		Contracts**	Value
PURCHASED PUT OPTIONS (Continued) - 0.5%
Iron Mountain Inc., Expiration October 2014, Exercise Price $20.00		241	$ 3,615
Lamar Advertising Co. - Cl. A, Expiration October 2014, Exercise Price $45.00		1,170	64,350
Lorillard, Inc., Expiration September 2014, Exercise Price $47.50		60	720
Mallinckrodt PLC, Expiration October 2014, Exercise Price $60.00		174	26,100
Manitowoc Company, Inc., Expiration August 2014, Exercise Price $29.00		279	78,399
Manitowoc Company, Inc., Expiration September 2014, Exercise Price $28.00		134	28,810
Microsoft Corporation, Expiration August 2014, Exercise Price $36.00		704	2,112
National-Oil well, Varco, Inc., Expiration August 2014, Exercise Price $65.00		249	1,370
National-Oil well, Varco, Inc., Expiration August 2014, Exercise Price $70.00		387	6,773
National-Oil well, Varco, Inc., Expiration August 2014, Exercise Price $72.50		43	344
Newmont Mining Corp., Expiration September 2014, Exercise Price $23.00		307	8,903
Noble Corp., Expiration September 2014, Exercise Price $26.00		127	1,080
Noble Corp., Expiration September 2014, Exercise Price $28.00		339	7,458
Noble Corp., Expiration September 2014, Exercise Price $29.00		876	35,478
Occidental Petroleum Corp., Expiration August 2014, Exercise Price $82.50		72	288
Occidental Petroleum Corp., Expiration August 2014, Exercise Price $85.00		85	425
Occidental Petroleum Corp., Expiration August 2014, Exercise Price $87.50		174	870
Occidental Petroleum Corp., Expiration November 2014, Exercise Price $87.50		54	6,183
Pfizer, Inc., Expiration September 2014, Exercise Price $24.00		144	432
Pfizer, Inc., Expiration September 2014, Exercise Price $25.00		268	1,608
QEP Resources Inc., Expiration September 2014, Exercise Price $25.00		1,112	11,120
Shire Pharmaceuticals - ADR, Expiration October 2014, Exercise Price $210.00		23	5,118
SLM Corp., Expiration October 2014, Exercise Price $21.00		765	15,300
SPDR S&P 500 ETF Trust, Expiration August 2014, Exercise Price $195.00		325	102,050
SPDR S&P 500 ETF Trust, Expiration December 2014, Exercise Price $170.00		233	51,260
SPDR S&P 500 ETF Trust, Expiration December 2014, Exercise Price $191.00		233	161,935
SPDR S&P 500 ETF Trust, Expiration September 2014, Exercise Price $196.00		140	80,780
Sprint Corp., Expiration August 2014, Exercise Price $6.00		1,234	8,638
Sprint Corp., Expiration August 2014, Exercise Price $7.00		2,650	55,650
Time Warner Cable, Inc., Expiration September 2014, Exercise Price $75.00		269	21,520
Timken Co., Expiration September 2014, Exercise Price $55.00		271	4,065
T-Mobile US, Inc., Expiration August 2014, Exercise Price $28.00		976	19,520
Transocean Ltd., Expiration August 2014, Exercise Price $37.00		25	375
Transocean Ltd., Expiration August 2014, Exercise Price $38.00		82	2,132
Transocean Ltd., Expiration August 2014, Exercise Price $40.00		11	935
Verizon Communications, Inc., Expiration August 2014, Exercise Price $45.00		62	186
Verizon Communications, Inc., Expiration August 2014, Exercise Price $46.00		35	105
Verizon Communications, Inc., Expiration September 2014, Exercise Price $45.00		155	1,783
Vodafone Group PLC - ADR, Expiration October 2014, Exercise Price $32.00		72	4,824
Vodafone Group PLC - ADR, Expiration October 2014, Exercise Price $33.00		33	3,663
Walgreen Co., Expiration September 2014, Exercise Price $60.00		74	6,808
Walgreen Co., Expiration September 2014, Exercise Price $65.00		128	26,880
Walgreen Co., Expiration September 2014, Exercise Price $67.50		58	18,270
Williams Cos., Inc., Expiration August 2014, Exercise Price $39.00		138	414
Williams Cos., Inc., Expiration October 2014, Exercise Price $50.00		175	6,825
Yahoo! Inc., Expiration August 2014, Exercise Price $29.00		120	120
Yahoo! Inc., Expiration August 2014, Exercise Price $32.00		309	1,542
TOTAL PURCHASED PUT OPTIONS (Cost - $2,085,197)			1,310,564

SHORT-TERM INVESTMENT - 17.6%		Interest
MONEY MARKET FUND - 17.6%	Shares	Rate
First American Government Obligations Fund	49,188,397	0.00%+	49,188,397
TOTAL SHORT-TERM INVESTMENT (Cost - $49,188,397)

TOTAL INVESTMENTS - 105.3% (Cost - $292,958,986)			$ 293,715,345
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3) %			(14,655,800)
NET ASSETS - 100.0%			$ 279,059,545

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014

* Non-Income producing security.
** Each Option Contract allows the holder of the option to sell 100 shares of the underlying security.
^ Subject to a Call Option Written.
+ Variable rate security. Interest rate shown as of July 31, 2014.
++ Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at July 31, 2014.
Total collateral had a market value of $174,869,327 at July 31, 2014.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $301,414,307 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

		Unrealized Appreciation	$ 8,532,741
		Unrealized Depreciation	(16,231,703)
		Net Unrealized Depreciation	$ (7,698,962)

Security	Contracts ++		Value
SCHEDULE OF WRITTEN CALL OPTIONS - (4.3) %
AbbVie, Inc., Expiration January 2015, Exercise Price $50.00	178		$ 83,660
Agilent Technologies, Inc., Expiration August 2014, Exercise Price $55.00	182		38,220
Agilent Technologies, Inc., Expiration November 2014, Exercise Price $55.00	228		88,920
Allergan, Inc., Expiration September 2014, Exercise Price $155.00	230		301,300
Allergan, Inc., Expiration September 2014, Exercise Price $160.00	161		170,660
Alstom S.A., Expiration September 2014, Exercise Price EUR $26.00	205		38,149
Alstom S.A., Expiration September 2014, Exercise Price EUR $27.00	427		46,305
Alstom S.A., Expiration September 2014, Exercise Price EUR $28.00	512		28,790
American International Group, Inc., Expiration August 2014, Exercise Price $49.00	243		86,265
American International Group, Inc., Expiration August 2014, Exercise Price $50.00	129		33,024
American International Group, Inc., Expiration August 2014, Exercise Price $52.50	1,247		104,748
Anadarko Petroleum Corp., Expiration August 2014. Exercise Price $95.00	242		289,432
Anadarko Petroleum Corp., Expiration August 2014. Exercise Price $97.50	374		388,960
AT&T Inc., Expiration January 2015, Exercise Price $33.00	533		162,565
BE Aerospace, Inc., Expiration October 2014, Exercise Price $85.00	65		26,650
BE Aerospace, Inc., Expiration October 2014, Exercise Price $90.00	476		96,152
BE Aerospace, Inc., Expiration October 2014, Exercise Price $95.00	56		5,040
BP PLC - ADR, Expiration October 2014, Exercise Price $49.00	115		12,995
CBS Corp., Expiration September 2014, Exercise Price $57.50	403		84,630
CBS Corp., Expiration September 2014, Exercise Price $60.00	321		40,125
Centerpoint Energy, Inc., Expiration August 2014, Exercise Price $22.50	1,661		319,743
Chemtura Corp., Expiration September 2014, Exercise Price $22.50	371		48,972
Chemtura Corp., Expiration September 2014, Exercise Price $25.00	1,237		37,110
Citigroup, Inc., Expiration September 2014, Exercise Price $48.00	404		84,436
Citigroup, Inc., Expiration September 2014, Exercise Price $49.00	214		31,030
Comcast Corp., Expiration October 2014, Exercise Price $47.00	138		93,840
Comcast Corp., Expiration October 2014, Exercise Price $48.00	136		82,280
CommonWealth REIT, Expiration October 2014, Exercise Price $27.50	1,270		85,725
CONSOL Energy, Inc., Expiration October 2014, Exercise Price $42.00	7		553
Corrections Corp. Of America, Expiration September 2014, Exercise Price $33.00	355		21,300
DISH Network Corp. - Cl. A, Expiration August 2014, Exercise Price $62.50	127		26,670
DISH Network Corp. - Cl. A, Expiration September 2014, Exercise Price $57.50	477		288,585
DOW Chemical Co., Expiration September 2014, Exercise Price $52.50	623		57,316
DOW Chemical Co., Expiration September 2014, Exercise Price $55.00	130		28,990
El du Pont de Nemours & Co., Expiration October 2014, Exercise Price $65.00	428		59,920
Ensco PLC, Expiration September 2014, Exercise Price $49.00	156		38,220
Ensco PLC, Expiration September 2014, Exercise Price $50.00	256		47,360
Equinix, Inc., Expiration September 2014, Exercise Price $190.00	22		57,090
Equinix, Inc., Expiration September 2014, Exercise Price $195.00	39		82,290

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014

Security	Contracts ++	Value
SCHEDULE OF WRITTEN CALL OPTIONS (Continued) - (4.3) %
Equinix, Inc., Expiration September 2014, Exercise Price $200.00	92	$ 184,000
General Electric Co., Expiration August 2014, Exercise Price $27.00	409	818
General Motors Co., Expiration September 2014, Exercise Price $35.00	139	8,896
General Motors Co., Expiration September 2014, Exercise Price $36.00	393	14,934
General Motors Co., Expiration September 2014, Exercise Price $37.00	702	15,444
General Motors Co., Expiration September 2014, Exercise Price $38.00	290	4,350
Gilead Sciences, Inc., Expiration August 2014, Exercise Price $77.50	313	452,285
Hertz Global Holdings Inc., Expiration August 2014, Exercise Price $27.00	97	17,945
Hess Corp, Expiration August 2014, Exercise Price $87.50	632	783,680
Hess Corp., Expiration October 2014, Exercise Price $97.50	112	46,480
Hillshire Brands Co., Expiration August 2014, Exercise Price $52.50	51	52,530
Hillshire Brands Co., Expiration August 2014, Exercise Price $57.50	231	123,585
Hillshire Brands Co., Expiration October 2014, Exercise Price $45.00	206	365,650
Hillshire Brands Co., Expiration October 2014, Exercise Price $47.00	235	348,975
Huntsman Corp., Expiration August 2014, Exercise Price $24.00	1,611	317,367
Huntsman Corp., Expiration August 2014, Exercise Price $25.00	1,129	112,900
Huntsman Corp., Expiration August 2014, Exercise Price $28.00	16	80
Huntsman Corp., Expiration August 2014, Exercise Price $30.00	42	126
International Game Technology, Expiration October 2014, Exercise Price $17.00	328	11,480
International Game Technology, Expiration September 2014, Exercise Price $17.00	163	4,238
International Paper Co., Expiration October 2014, Exercise Price $45.00	160	51,600
International Paper Co., Expiration October 2014, Exercise Price $46.00	845	215,898
Iron Mountain Inc., Expiration October 2014, Exercise Price $25.00	301	258,860
Iron Mountain Inc., Expiration October 2014, Exercise Price $32.50	708	127,440
Koninklijke KPN NV., Expiration August 2014, Exercise Price EUR 2.70	1,784	2,388
Koninklijke KPN NV., Expiration August 2014, Exercise Price EUR 2.80	456	611
Koninklijke KPN NV., Expiration September 2014, Exercise Price EUR 2.60	587	2,358
Koninklijke KPN NV., Expiration September 2014, Exercise Price EUR 2.70	1,762	2,359
Lamar Advertising Co. - Cl. A, Expiration October 2014, Exercise Price $52.50	1,507	84,392
Lorillard, Inc., Expiration December 2014, Exercise Price $62.50	153	18,972
Lorillard, Inc., Expiration December 2014, Exercise Price $65.00	3	165
Lorillard, Inc., Expiration December 2014, Exercise Price $67.50	12	300
Lorillard, Inc., Expiration September 2014, Exercise Price $55.00	90	54,675
Mallinckrodt PLC, Expiration October 2014, Exercise Price $70.00	218	111,180
Manitowoc Company, Inc., Expiration September 2014, Exercise Price $30.00	179	4,117
Market Vectors Gold Miners ETF, Expiration September 2014, Exercise Price $20.50	135	75,600
Microsoft Corporation, Expiration August 2014, Exercise Price $40.00	939	352,125
National-Oill well, Varco, Inc., Expiration August 2014, Exercise Price $77.50	796	951,220
National-Oill well, Varco, Inc., Expiration August 2014, Exercise Price $80.00	65	67,275
Navient Corp., Expiration August 2014, Exercise Price $17.50	281	4,215
Newmont Mining Corp., Expiration September 2014, Exercise Price $25.00	611	56,823
Noble Corp., Expiration September 2014, Exercise Price $29.00	182	49,140
Noble Corp., Expiration September 2014, Exercise Price $32.00	1,591	119,325
Northstar Realty Finance Corp., Expiration September 2014, Exercise Price $14.00	649	204,435
Northstar Realty Finance Corp., Expiration September 2014, Exercise Price $15.00	1,212	266,640
Northstar Realty Finance Corp., Expiration September 2014, Exercise Price $16.00	1,022	145,635
Occidental Petroleum Corp., Expiration August 2014, Exercise Price $95.00	434	151,900
Occidental Petroleum Corp., Expiration November 2014, Exercise Price $97.50	108	43,740
Pfizer, Inc., Expiration October 2014, Exercise Price $30.00	255	10,455
Pfizer, Inc., Expiration October 2014, Exercise Price $31.00	364	7,280
Pfizer, Inc., Expiration September 2014, Exercise Price $29.00	268	15,544
Pfizer, Inc., Expiration September 2014, Exercise Price $31.00	124	1,488
QEP Resources Inc., Expiration September 2014, Exercise Price $31.00	1,401	360,758
Shire Pharmaceuticals-Sp ADR, Expiration October 2014, Exercise Price $235.00	30	50,100
Sirius XM Radio, Inc., Expiration December 2014, Exercise Price $3.50	7,749	123,984
Sirius XM Radio, Inc., Expiration January 2015, Exercise Price $3.50	827	16,540

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014

Security	Contracts ++	Value
SCHEDULE OF WRITTEN CALL OPTIONS (Continued) - (4.3) %
Sirius XM Radio, Inc., Expiration September 2014, Exercise Price $3.50	751	$ 6,008
SLM Corp., Expiration October 2014, Exercise Price $25.00	307	47,125
SLM Corp., Expiration October 2014, Exercise Price $26.00	615	51,968
SLM Corp., Expiration September 2014, Exercise Price $8.00	123	11,193
Sprint Corp., Expiration August 2014, Exercise Price $8.00	4,855	67,970
Time Warner Cable, Inc., Expiration October 2014, Exercise Price $140.00	67	57,620
Time Warner, Inc., Expiration September 2014, Exercise Price $80.00	401	230,976
Timken Co., Expiration September 2014, Exercise Price $62.50	411	176,730
T-Mobile US Inc., Expiration August 2014, Exercise Price $30.00	395	118,500
T-Mobile US Inc., Expiration August 2014, Exercise Price $31.00	846	173,430
Transocean Ltd., Expiration August 2014, Exercise Price $41.00	151	11,325
Transocean Ltd., Expiration August 2014, Exercise Price $44.00	23	299
Trulia, Inc., Expiration September 2014, Exercise Price $70.00	542	80,758
Verizon Communications, Inc., Expiration August 2014, Exercise Price $49.00	54	8,748
Verizon Communications, Inc., Expiration September 2014, Exercise Price $49.00	310	64,790
Vivendi, Expiration October 2014, Exercise Price EUR 18.50	384	44,727
Vivendi, Expiration September 2014, Exercise Price EUR 18.00	407	57,759
Vivendi, Expiration September 2014, Exercise Price EUR 19.00	1,437	100,041
Vodafone Group PLC, Expiration October 2014, Exercise Price $33.00	97	13,289
Vodafone Group PLC, Expiration October 2014, Exercise Price $35.00	84	4,620
Vodafone Group PLC, Expiration October 2014, Exercise Price $37.00	121	3,267
Walgreen Co., Expiration September 2014, Exercise Price $70.00	359	100,520
Williams Cos., Inc., Expiration October 2014, Exercise Price $55.00	75	23,624
Williams Cos., Inc., Expiration October 2014, Exercise Price $57.50	144	23,540
Yahoo! Inc., Expiration August 2014, Exercise Price $34.00	520	112,320
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $11,796,712)		12,084,467

SCHEDULE OF WRITTEN PUT OPTIONS - (0.1) %
CBS Outdoor Americas, Inc., Expiration August 2014, Exercise Price $31.00	217	3,798
SPDR S&P 500 ETF Trust, Expiration August 2014, Exercise Price $183.00	229	12,595
SPDR S&P 500 ETF Trust, Expiration August 2014, Exercise Price $190.00	233	33,319
SPDR S&P 500 ETF Trust, Expiration December 2014, Exercise Price $180.00	466	173,817
Trulia, Inc., Expiration September 2014, Exercise Price $52.50	271	51,490
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $217,105)		275,019

	Shares
SECURITIES SOLD SHORT * - (14.4) %
AbbVie, Inc.	61,652	3,226,866
Aecom Technology Corp.	9,514	323,000
American Airlines Group, Inc.	5,300	205,905
Applied Materials, Inc.	254,007	5,323,987
AT&T, Inc.	127,509	4,538,045
Comcast Corp.	155,992	8,381,450
Comcast Corp.	33,492	1,790,817
Hess Corp.	8,500	841,330
Liberty Global PLC - Class A	36,041	1,499,306
Liberty Global PLC - Class C	30,193	1,207,409
M&T Bank Corp.	43,138	5,241,267
Media General, Inc.	276	5,564
Medtronic, Inc.	113,016	6,977,608
RF Microdevices, Inc.	50,277	561,091
SLM Corp.	2,836	25,127
TOTAL SECURITIES SOLD SHORT - (Proceeds - $38,285,145)		40,148,772

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014
Unrealized
LONG EQUITY SWAP CONTRACTS - (0.8) %	Appreciation/ (Depreciation)
Alstrom SA Swap, JP Morgan - May 6, 2015	$ (511,367)
to receive total return of Alstrom SA less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $4,601,005)

American International Group, Inc. Equity Swap, JP Morgan - April 9, 2015	175,154
to receive total return of American International Group, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $8,172,262)

Anadarko Petroleum Equity Swap, JP Morgan - December 16, 2014	1,175,741
to receive total return of Anadarko Petroleum Corporation less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $4,380,459)

Apollo Residential Mortgage Equity Swap, JP Morgan - May 19, 2015	60,685
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,011,045)

Blackstone Senior Floating Rate Term Fund Equity Swap, JP Morgan - December 20, 2014	(11,996)
to receive total return of Blackstone Senior Floating Rate Term Fund less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $340,584)

Commonwealth REIT Equity Swap, JP Morgan - Match 14, 2015	(23,005)
to receive total return of Commonwealth REIT less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,628,073)

CYS Investments, Inc. Equity Swap, JP Morgan - May 6, 2014	73,545
to receive total return of CY Investments, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,345,278)

Dow Chemical Co. Equity Swap, JP Morgan - February 6, 2015	374,703
to receive total return of Dow Chemical Co. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,806,958)

Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - December 19, 2014	(51,264)
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,702,243)

First Trust Corners Senior Floating Rate Equity Swap, JP Morgan - December 22, 2014	(32,581)
to receive total return of First Trust Corners Senior Floating Rate Fund less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,215,765)

First Trust MLP Energy Income Fund Equity Swap, JP Morgan - December 26, 2014	17,895
to receive total return of First Trust MLP Energy Income Fund less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $171,325)

General Motors Co. Equity Swap, JP Morgan - December 12, 2014	(1,282,171)
to receive total return of General Motors Co. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $7,410,355)

Grain Corp. Ltd Equity Swap, JP Morgan - December 4, 2014	(142,327)
to receive total return of Grain Corp. Ltd less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,115,486)

Hess Corp. Equity Swap, JP Morgan - April 3, 2015	1,356,542
to receive total return of Hess Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $6,848,900)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014
Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - (0.8) %	Appreciation/ (Depreciation)
Huntsman Corp. Equity Swap, JP Morgan - April 9, 2015	$ 230,061
to receive total return of Huntsman Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $7,070,556)

Koninklijke KPN NV Equity Swap, JP Morgan - September 3, 2014	(213,413)
to receive total return of Koninklijke KPN NV less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,007,755)

Lamar Advertising Company Equity Swap, JP Morgan - December 24, 2014	(38,819)
to receive total return of Lamar Advertising less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $6,613,484)

National-Oilwell, Varco, Inc. Equity Swap, JP Morgan - June 2, 2015	577,400
to receive total return of Natinal-Oilwell less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,839,280)

Navient Corp. Equity Swap, JP Morgan - May 1, 2015	64,612
to receive total return of Navient Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,782,668)

Now, Inc. Equity Swap, JP Morgan - June 2, 2015	17,753
to receive total return of Now, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $420,835)

Nuveen Energy MLP Total Return Fund Equity Swap, JP Morgan - December 26, 2014	105,502
to receive total return of Nuveen Energy MLP Total Return Fund less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,220,326)

Occidental Petroleum Corp. Equity Swap, JP Morgan - February 11, 2015	455,779
to receive total return of Occidental Petroleum Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $4,371,095)

SAI Global Ltd. Equity Swap, JP Morgan - June 3, 2015	(54,804)
to receive total return of SAI Global Ltd. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,231,860)

Sirius XM Radio, Inc. Equity Swap, JP Morgan - January 9, 2015	(6,050)
to receive total return of Sirius XM Radio less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $55,134)

SMP Corp. Equity Swap, JP Morgan - December 18, 2014	(39,405)
to receive total return of SMP Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $990,969)

T-Mobile US, Inc. Equity Swap, JP Morgan - May 1, 2015	554,228
to receive total return of T-Mobile US, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,217,731)

Time Warner Cable, Inc. Equity Swap, JP Morgan - March 17, 2015	341,884
to receive total return of Time Warner Cable, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $7,203,316)

Verizon Communications, Inc. Equity Swap, JP Morgan - December 15, 2014	85,250
to receive total return of Verizon Communications, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,194,863)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014
Unrealized
LONG EQUITY SWAP CONTRACTS - (Continued) (0.8) %	Appreciation/ (Depreciation)
Vivendi Equity Swap, JP Morgan - May 21, 2014	$ (181,478)
to receive total return of Vivendi less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $5,781,035)

Vodafone Group PLC Equity Swap, JP Morgan - December 15, 2014	(728,876)
to receive total return of Vodafone Group PLC less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,478,109)

Voya Prime Rate Equity Swap, JP Morgan - December 22, 2014	(43,598)
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,240,947)

Ziggo NV Equity Swap, JP Morgan - January 31, 2015	63,573
to receive total return of Ziggo NV less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,707,369)

TOTAL LONG EQUITY SWAP CONTRACTS	2,369,153

SHORT EQUITY SWAP CONTRACTS- (0.0) %
Amec PLC Equity Swap, JP Morgan - April 2, 2015	(56,271)
to pay total return of Amec PLC less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,087,095)

Gtech Spa Equity Swap, JP Morgan - July 15, 2015	9,824
to pay total return of Gtech Spa less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $152,342)

Liberty Media Corp. Class C Equity Swap, JP Morgan - July 24, 2015	350
to pay total return of Liberty Media less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $52,256)

TOTAL SHORT EQUITY SWAP CONTRACTS	(46,097)

TOTAL EQUITY SWAP CONTRACTS	$ 2,323,056

As of July 31, 2014, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Australian Dollar	9/24/2014	JP Morgan	83,723	77,516	(744)
British Pound	3/19/2015	JP Morgan	28,766	48,422	(281)
Euro	9/26/2014	JP Morgan	40,700	54,465	(1,044)
					$ (2,069)

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Amount Sold	Market Value	(Depreciation)
To Sell:
Australian Dollar	8/21/2014	JP Morgan	1,404,599	1,303,670	(10,368)
Australian Dollar	9/24/2014	JP Morgan	1,102,645	1,020,893	(8,224)
British Pound	3/19/2015	JP Morgan	666,697	1,122,257	14,380
Euro	9/26/2014	JP Morgan	4,187,606	5,603,878	107,898

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2014
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Amount Sold	Market Value	(Depreciation)
To Sell (Continued):
Euro	9/29/2014	JP Morgan	3,116,800	4,170,964	44,040
Euro	10/9/2014	JP Morgan	1,505,615	2,014,924	28,346
Euro	10/22/2014	JP Morgan	920,359	1,231,756	23,326
Hong Kong Dollar	8/20/2014	JP Morgan	3,632,475	468,721	(280)
					$ 199,118

Total unrealized loss on forward foreign currency contracts					$ 197,049

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
July 31, 2014

Security	Shares			Value
EXCHANGE TRADED FUNDS - 1.6%
DEBT FUND - 1.6%
PowerShares Senior Loan Portfolio	33,000			$ 812,130
SPDR Barclays Short Term High Yield Bond ETF	12,000			364,440
TOTAL EXCHANGE TRADED FUNDS (Cost - $1,191,362)				1,176,570

	Principal	Interest	Maturity
	Amount	Rate	Date
BANK LOANS - 90.5%
CONSUMER DISCRETIONARY - 27.3%
Advantage Sales & Marketing	$ 122,903	3.250%	7/23/2021	122,396
Advantage Sales & Marketing	4,097	3.250	7/23/2021	4,080
Allison Transmission	319,206	2.750	8/23/2019	318,886
Amaya Gaming	203,000	4.000	8/1/2021	201,288
Amaya Gaming	55,000	7.000	8/1/2022	55,653
Bally Technologies, Inc.	228,037	3.250	11/25/2020	228,429
Bauer Performance Sports	57,542	3.000	4/15/2021	57,560
BJ's Wholesale Club	160,156	3.500	9/26/2019	159,539
BJ's Wholesale Club	38,000	7.500	3/26/2020	38,618
Borgata	175,120	5.750	8/15/2018	177,601
Boyd Gaming Corp.	357,151	3.000	8/14/2020	357,534
Brickman Group Holdings, Inc.	327,355	3.000	12/18/2020	323,612
Brickman Group Holdings, Inc.	148,088	6.500	12/17/2021	149,865
Caesars Entertainment, Inc.	138,000	8.750	1/28/2018	135,700
Caesars Entertainment, Inc.	203,234	5.750	1/28/2018	187,008
Caesars Entertainment, Inc.	363,175	6.000	10/11/2020	364,410
Caesars Growth Partners	256,000	5.250	5/8/2021	255,387
Catalina Marketing Corp.	171,000	3.500	4/9/2021	170,466
CBAC Borrower LLC	145,000	7.000	7/2/2020	151,525
CCM Merger, Inc.	106,000	3.500	7/30/2021	105,205
Cequel Com Holdings	139,631	2.750	2/14/2019	138,900
Charter Communications Operation	833,959	2.250	7/1/2020	817,454
Chrysler Group LLC	223,846	2.750	5/24/2017	223,532
Chrysler Group LLC	200,498	2.500	12/31/2018	199,169
Citycenter Holdings LLC	375,000	3.250	10/16/2020	375,429
Clear Channel Communication	1,180,000	6.750	1/30/2019	1,160,088
Cooper-Standard Automotive	217,000	3.000	4/4/2021	216,675
CSC Holdings LLC	181,671	5.500	5/22/2018	184,926
CSC Holdings LLC	583,487	2.500	4/17/2020	574,734
Cumulus Media Holdings	191,166	3.250	12/23/2020	191,491
Federal Mogul Corp.	250,000	3.750	4/15/2021	250,469
Formula One	410,000	3.750	7/30/2021	407,886
Formula One	105,000	7.000	7/29/2022	105,328
Gates Global LLC	185,000	3.250	7/5/2021	183,671
General Nutrition Centers, Inc.	573,029	2.500	3/4/2019	568,015
Great Wolf Resolrts, Inc.	143,910	3.500	8/6/2020	144,180
Grede Holdings LLC	58,000	3.750	6/2/2021	58,247
HHI Holdings LLC	58,851	3.750	10/5/2018	59,219
Hilton Hotels Corp.	948,873	2.500	10/26/2020	944,190
Jacobs Douwe Egberts	73,000	3.500	7/2/2021	71,814
KAR Auction Services, Inc.	316,416	2.750	3/11/2021	315,862
Key Safety Systems	147,000	3.750	7/23/2021	147,551
LA Fitness	202,000	4.500	7/1/2020	200,695
Lands End, Inc.	266,333	3.250	4/4/2021	265,917
Las Vegas Sands Corp.	752	2.500	12/19/2020	751
Laureate Education, Inc.	382,774	3.750	6/15/2018	372,885
Leslie's Poolmart, Inc.	248,106	3.250	10/16/2019	248,183
Live Nation Entertainment	199,497	2.750	8/17/2020	198,251
MCC Georgia LLC	63,000	3.000	6/30/2021	63,013
MCC Georgia LLC	158,000	3.000	6/30/2021	158,395
Mediacom Broadband LLC	143,910	2.500	1/29/2021	143,670

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONSUMER DISCRETIONARY (Continued) - 27.3%
Mediacom Illinois LLC	$ 46,883	3.000%	12/17/2019	$ 46,804
MGM Results Intl.	835,347	2.500	12/20/2019	830,422
Michaels Stores, Inc.	288,543	2.750	1/28/2020	286,800
Michaes Stores, Inc.	167,000	3.000	1/28/2020	166,304
Mohegan Tribal Gaming	163,645	4.500	11/19/2019	165,486
Neiman Marcus Group, Inc.	199,001	3.250	10/25/2020	198,244
New HB Acquisiton LLC	289,275	5.500	4/9/2020	298,857
Numericable	115,380	3.750	5/21/2020	115,768
Numericable	99,819	3.750	5/21/2020	100,155
Oceania Cruises, Inc.	183,619	4.250	7/2/2020	185,455
Penn National Gaming	412,925	2.500	10/30/2020	411,339
Pinnacle Entertainment, Inc.	243,817	2.750	8/13/2020	243,563
PVH Corp.	125,965	2.500	2/13/2020	126,962
Seminole Tribe of Florida	231,671	2.250	4/29/2020	231,526
Servicemaster Co.	391,000	3.250	7/1/2021	386,437
Seven Sea Cruises	179,100	2.750	12/21/2018	178,988
Shingle Springs Tribal	169,108	5.000	8/29/2019	175,026
Sinclair Television	375,000	2.750	7/22/2021	374,329
SRAM LLC	140,318	3.000	4/10/2020	138,213
TI Group Automotive	120,000	3.250	7/2/2021	119,888
Tower Automotive Holdings	223,875	3.000	4/23/2020	223,245
Transtar Holding Co.	34,522	4.500	10/9/2018	34,673
Tribune Co.	289,545	3.000	12/27/2020	289,074
Tribune Publishing	218,000	4.750	7/7/2021	218,000
TWCC Holding Corp.	231,662	2.750	2/13/2017	229,635
TWCC Holding Corp.	195,000	6.000	6/26/2020	192,319
Univision Communications	1,071,763	3.000	3/1/2020	1,067,186
US Renal Care, Inc.	169,782	3.250	7/3/2019	169,676
Virgin Media	295,000	2.750	6/7/2020	292,922
Wideopensest Finance	179,545	3.750	4/1/2019	180,244
Ziggo NV	219,000	2.500	1/15/2022	215,246
Zuffa LLC	193,522	3.000	2/25/2020	193,765
				20,641,903
CONSUMER STAPLES - 6.0%
AdvancePierre Foods	75,000	8.250	10/10/2017	72,939
Allfrelx Holdings III, Inc.	288,550	3.250	7/17/2020	288,761
Aramark Corp.	412,965	2.500	2/24/2021	409,352
Darling International, Inc.	199,500	2.750	3/9/2020	196,384
Del Monte Foods Co.	43,890	2.500	1/6/2021	43,899
Dole Foods, Inc.	262,160	3.250	2/18/2021	260,659
H.J. Heinz Co.	148,250	3.500	11/1/2018	148,157
New HB Acquisiton LLC	1,291,886	2.500	6/5/2020	1,293,940
Pinnacle Foods Finance	714,874	2.500	4/29/2020	709,834
Rite Aid Corp.	713,750	2.750	2/21/2020	711,430
Smart & Final, Inc.	143,906	3.750	11/15/2019	144,122
Spectrum Brands, Inc.	243,162	2.750	9/4/2019	243,137
				4,522,614
ENERGY - 2.8%
Chief Exploration and Development	172,000	6.500	5/16/2021	174,580
Citgo Petroleum	40,000	3.500	7/29/2021	40,233
Drillships Financing Holding	143,910	5.000	3/31/2021	144,629
Drillships Financing Holding	112,000	4.500	7/25/2021	112,746
Fieldwood Energy	98,317	2.875	9/28/2018	98,317
Fieldwood Energy	215,850	7.125	9/30/2020	221,084
Frac Tech International LLC	86,400	4.750	4/16/2021	87,102
Jonah Energy LLC	118,000	6.500	5/12/2021	118,590
Paragon Offshore	76,000	2.750	7/16/2021	75,668
Quicksilver Resources, Inc.	100,000	5.750	6/21/2019	96,688
Seadrill Ltd.	647,740	3.000	2/21/2021	640,958
Templar Energy LLC	205,000	7.000	11/25/2020	203,463

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
ENERGY (Continued) - 2.8%
TGGT Holdings LLC	$ 94,800	5.500%	11/15/2018	$ 95,453
				2,109,511
FINANCIALS - 7.4%
Altisource Solutions	325,000	3.500	12/9/2020	324,799
Asurion LLC	120,000	7.500	3/3/2021	123,400
Asurion LLC	115,625	3.250	3/2/2020	115,541
Asurion LLC	175,636	3.750	5/24/2019	176,486
Asurion LLC	111,437	3.500	7/8/2020	111,089
Avago Technologies	368,000	3.000	5/6/2021	367,564
Capital Automotive LP	117,704	3.000	4/10/2019	117,949
Clipper Acquisitions Corp.	298,500	2.250	2/6/2020	296,321
Delos Aircraft, Inc.	186,000	2.750	3/6/2021	185,744
Guggenheim Partners Investment	143,913	3.250	7/22/2020	143,980
Intelsat Jackson Holding	200,000	2.750	6/30/2019	199,732
Level 3 Financing, Inc.	355,000	3.000	1/15/2020	354,372
National Financial Partners	283,785	3.500	7/1/2020	283,548
Nuveen Investments, Inc.	205,000	4.000	5/13/2017	205,091
Nuveen Investments, Inc.	385,000	5.250	2/28/2019	386,122
Realogy Group LLC	498,747	3.000	3/5/2020	495,006
RPI Finance Trust	158,804	2.500	11/9/2018	159,102
Santander AKA Sam Finance	118,405	3.250	12/17/2020	118,831
Starwood Property Trust, Inc.	485,113	2.750	4/17/2020	483,219
Trans Union LLC	360,660	3.000	4/9/2021	360,079
Walter Investment Management	593,535	3.750	12/18/2020	585,870
				5,593,845
HEALTHCARE - 10.8%
Akorn, Inc.	425,000	3.500	4/16/2021	425,000
American Renal Holdings, Inc.	70,000	7.250	3/20/2020	69,825
Amneal Pharmaceuticals LLC	107,000	3.750	11/1/2019	107,469
Amsurg Corp.	103,000	3.000	7/16/2021	102,897
Capsugel Holdings US, Inc.	240,889	2.500	8/1/2018	239,837
CHG Buyer Corp.	243,698	3.250	11/19/2019	244,104
Community Health Systems, Inc.	495,510	3.250	1/27/2021	496,905
CRC Health Corp.	76,808	4.250	3/29/2021	77,539
Davita Healthcare Partners, Inc.	208,000	2.750	6/24/2021	207,893
Endo Pharmaceuticals Holdings	349,125	2.500	3/1/2021	347,816
Gentiva Health	229,012	5.250	10/18/2019	229,630
Grifols, Inc.	519,698	3.000	2/27/2021	518,237
Healogics	93,000	4.250	7/1/2021	93,163
Hologic, Inc.	200,000	2.500	8/1/2019	199,430
IMS Health, Inc.	458,353	2.500	3/17/2021	455,964
Inc Research Accellent	117,999	3.250	7/12/2018	118,074
Inc Research Accellent	186,533	3.500	3/12/2021	186,280
Inventiv Haelth, Inc.	153,269	6.250	5/15/2018	154,419
Kinetic Concepts	223,875	3.000	5/4/2018	223,455
MALLINCKRODT	157,605	2.750	3/19/2021	156,949
MALLINCKRODT	28,000	2.750	3/19/2021	27,869
Medpace Holdings, Inc.	198,189	3.750	4/1/2021	199,923
MPH Acquicition Holdings	321,218	3.000	3/31/2021	320,115
National Mentor Holdings	239,400	3.750	1/31/2021	239,699
National Surgical Hospital	93,000	4.250	8/1/2019	93,775
NBTY, Inc.	215,000	2.500	10/1/2017	214,665
Ortho-Clinical Diagnostics, Inc.	118,000	3.750	6/30/2021	117,941
Par Pharmaceutical	127,476	3.000	9/30/2019	127,173
Pharmedium Healthcare Corp.	199,500	3.250	1/28/2021	196,258
Pharmedium Healthcare Corp.	29,000	6.750	1/28/2022	28,982
PRA Holdings, Inc.	143,913	3.500	9/23/2020	143,527
Quintiles Transnational Corp.	510,000	2.500	6/8/2018	508,725
Regional Care Hospital, Inc.	179,000	5.000	4/23/2019	179,149
Salix Pharmaceuticals Ltd.	101,400	3.250	1/2/2020	101,998

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTH CARE (Continued) - 10.8%
Surgery Center	$ 142,803	4.750%	4/11/2019	$ 143,160
Surgery Center	95,000	8.500	4/10/2020	95,594
Surgery Center	47,000	4.250	7/24/2020	47,235
Surgery Center	118,000	7.500	7/23/2021	118,000
Surgical Care Affiliates, Inc.	193,532	3.000	6/29/2018	193,050
Valeant Pharmaceuticals	462,020	3.000	2/13/2019	461,586
				8,213,310
INDUSTRIALS - 10.5%
Acosta, Inc.	213,923	3.250	3/2/2018	214,244
Air Canada	205,000	4.500	9/26/2019	208,716
AlixPartners LLP	225,000	3.000	7/10/2020	224,831
Alliance Laundry Systems LLC	69,930	3.000	12/10/2018	70,207
Alliant Techsystems, Inc.	170,925	2.750	11/2/2020	171,326
AlliedBarton Security Services	78,788	3.250	2/12/2021	78,532
AlliedBarton Security Services	28,024	3.250	2/12/2021	27,933
AlliedBarton Security Services	38,479	7.000	8/13/2021	38,399
AlliedBarton Security Services	14,521	7.000	8/13/2021	14,490
Brand Energy & Infrastructure	130,345	3.750	11/26/2020	130,589
Ceridian Corp.	518,224	4.250	5/9/2017	519,681
Doncasters Group Ltd.	136,655	3.500	4/9/2020	137,167
Dyncorp International, Inc.	115,979	4.500	7/7/2016	116,501
Envision Healthcare Corp.	193,503	3.000	5/25/2018	193,745
Filtration Group Corp.	80,000	7.250	11/22/2021	81,560
Filtration Group Corp.	45,770	3.500	11/20/2020	45,922
Harland Clarke Holdings	68,569	5.000	8/4/2019	69,833
HD Supply, Inc.	278,579	3.000	6/28/2018	278,665
Husky Injection Molding	173,000	3.250	6/30/2021	173,595
LM US Member LLC	60,598	3.750	10/25/2019	60,803
LM US Member LLC	65,000	8.250	10/26/2020	65,650
LM US Member LLC	2,402	3.750	10/25/2019	2,410
McJunkin Red Man Corp.	73,445	4.000	11/8/2019	73,720
NORTEK	255,000	3.000	10/30/2020	254,841
Ply Gem Industires, Inc.	418,950	3.000	2/1/2021	415,940
Quikrete	193,538	3.000	9/28/2020	193,434
Rexnord Corp.	243,163	3.000	8/21/2020	242,994
Sedgwick CMS Holdings, Inc.	598,500	2.750	3/1/2021	588,134
SESAC, Inc.	47,879	4.000	2/7/2019	48,298
Southwire Co.	447,878	2.500	2/10/2021	446,639
Spin Holdco, Inc.	238,800	3.250	11/14/2019	237,942
Spirit Aerosystems, Inc.	221,729	2.500	9/15/2020	220,897
Transdigm, Inc.	83,000	3.000	6/4/2021	82,346
TransDigm, Inc.	660,426	3.000	2/28/2020	658,134
US Airways	1,030,000	2.750	5/23/2019	1,026,622
US Airways Group, Inc.	221,468	3.000	6/27/2019	221,919
USIC Holdings, Inc.	200,623	3.000	7/10/2020	198,868
Utex Industries, Inc.	99,568	4.000	5/21/2021	100,223
				7,935,750
INFORMATION TECHNOLOGY - 13.3%
Active Network, Inc.	203,010	4.500	11/13/2020	201,741
Alcatel Lucent USA, Inc.	750,084	3.500	1/30/2019	749,814
Applied Systems, Inc.	240,790	3.250	1/25/2021	240,489
Applied Systems, Inc.	11,000	6.500	1/24/2022	11,165
Blue Coat Systems, Inc.	210,000	8.500	6/26/2020	213,588
Blue Coat Systems, Inc.	144,636	3.000	5/31/2019	144,665
CCC Information Services	215,000	3.000	12/20/2019	214,530
CDW LLC	869,381	2.250	4/29/2020	859,192
Commscope, Inc.	205,448	2.500	1/21/2017	205,704
Commscope, Inc.	164,173	2.500	1/14/2018	164,250
CPI International, Inc.	202,662	3.250	4/7/2021	202,695

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INFORMATION TECHNOLOGY (Continued) - 13.3%
Custom Sensors & Technologies	$ 41,000	3.500%	6/18/2021	$ 41,051
Deltek, Inc.	170,000	8.750	10/10/2019	173,879
Deltek, Inc.	138,940	3.500	10/10/2018	139,418
Electronic Funds Source LLC	265,000	4.500	5/29/2021	266,823
Epicor Software Corp.	278,600	3.000	5/16/2018	278,983
Excelitas Technologies	158,800	5.000	11/2/2020	159,528
First Data Corp.	115,000	4.000	3/24/2021	114,749
First Data Corp.	1,078,000	3.500	3/23/2018	1,069,915
Freescale Semiconductor	287,825	3.750	1/15/2021	288,484
Go Daddy	143,809	3.750	5/13/2021	143,484
Infor, Inc.	482,553	2.750	6/3/2020	477,930
Infor, Inc.	318,400	2.750	6/3/2020	315,846
Information Resources, Inc.	143,913	3.750	9/30/2020	144,363
Interactive Data Corp.	352,086	3.750	5/2/2021	353,406
ION Trading Technologies SaRL	200,926	3.250	6/10/2021	201,805
IPC Systems, Inc.	122,000	5.000	11/8/2020	122,305
Ipreo Holdings LLC	461,000	3.250	7/16/2021	457,831
Kronos, Inc.	11,939	3.500	10/30/2019	11,995
Kronos, Inc.	50,940	8.500	4/30/2020	52,818
Mitchell International, Inc.	169,150	3.500	10/13/2020	169,309
Mitchell International, Inc.	147,000	7.500	10/11/2021	149,435
Oberthur Technologies Finance	328,350	3.500	10/18/2019	329,540
Presidio, Inc.	60,904	4.000	3/31/2017	61,228
RP Crown Parent LLC	200,000	10.000	12/21/2019	201,416
RP Crown Parent LLC	219,941	5.000	12/21/2018	220,980
Skillsoft Corp.	345,000	3.500	4/28/2021	344,569
Skillsoft Corp.	137,000	6.750	4/28/2022	134,774
Sophia Holding	124,348	3.000	7/19/2018	124,167
Sungard Availability	222,443	5.000	3/29/2019	220,774
Vantiv LLC	53,000	3.000	6/13/2021	53,166
Vision Solutions, Inc.	72,093	4.500	7/23/2016	72,232
				10,104,036
MATERIALS - 5.9%
American Builders & Contractor	605,425	2.750	4/16/2020	601,696
Anchor Glass Containers	400,000	3.250	6/30/2021	401,124
Arch Coal, Inc.	225,000	5.000	5/16/2018	221,063
Arizona Chem US, Inc.	152,664	3.500	6/11/2021	153,750
Berlin Packaging LLC	143,550	3.500	4/2/2019	144,411
Berry Plastics Group, Inc.	243,153	2.500	2/8/2020	240,686
Berry Plastics Group, Inc.	239,750	2.750	1/6/2021	238,214
Essar Steel Algoma, Inc.	143,902	8.000	9/19/2014	144,509
FMG Resources	248,125	2.750	6/28/2019	247,125
Huntsman International LLC	290,000	3.000	10/15/2020	290,228
Ineos US Finance LLC	481,349	2.750	5/4/2018	479,077
Libbey Glass	202,000	3.000	4/9/2021	200,990
Minerals Technologies, Inc.	228,000	3.250	5/7/2021	228,996
Pro Mach, Inc.	26,254	3.500	7/6/2017	26,401
Rexam Healthcare	114,000	3.250	5/3/2021	114,072
Reynolds Group	149,250	3.000	11/30/2018	149,149
Solenis International LP	156,000	3.250	7/2/2021	155,147
Univar, Inc.	143,884	3.500	6/30/2017	144,174
W.R. Grace & Co.	191,100	2.250	2/3/2021	190,622
W.R. Grace & Co.	68,422	2.250	2/3/2021	68,251
				4,439,685
TELECOMMUNICATION SERVICES - 3.4%
Cincinnati Bell, Inc	173,688	3.000	9/10/2020	173,580
Crown Castle Operating Co.	416,961	2.250	1/31/2021	414,615
Global Tel Link Corp.	308,371	3.750	5/22/2020	307,793
Lightower Fiber Networks	169,146	3.250	4/13/2020	168,864

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
TELECOMMUNICATION SERVICES (Continued) - 3.4%
SBA Senior Finance II LLC	$ 214,000	2.500%		3/24/2021	$ 211,652
Securus Technologies, Inc.	143,913	3.500		4/30/2020	144,003
UPC Financing Partnership	290,000	2.500		6/30/2021	287,953
West Corp.	246,073	2.500		6/30/2018	243,766
Windstream Holdings, Inc.	143,904	2.750		1/23/2020	143,575
XO Communications, Inc.- Class A	264,338	3.250		3/20/2021	265,097
Zayo Group LLC	236,336	3.000		7/2/2019	235,007
					2,595,905
UTILITIES - 3.1%
Atlantic Power Ltd.	66,560	3.750		2/24/2021	67,309
Calpine Construction Finance	234,857	3.000		10/9/2019	235,401
Calpine Corp.	103,479	2.500		1/31/2022	102,008
Calpine Corp.	312,918	2.250		5/3/2020	306,504
Energy Future Holdings	300,000	3.250		6/19/2016	300,282
Exgen Renewables I LLC	89,249	4.250		2/6/2021	91,034
NRG Energy, Inc.	586,115	2.000		7/1/2018	581,587
Texas Comp Elec Holdings LLC	199,218	3.000		5/5/2016	200,681
Texas Comp Elec Holdings	639,104	4.500		10/10/2017	487,956
					2,372,762

TOTAL BANK LOANS (Cost - $68,803,175)					68,529,321

BONDS & NOTES - 7.3%
AIRLINES - 0.1%
Air Canada - 144A	75,000	6.750		10/1/2019	80,344

AUTO MANUFACTURERS - 0.1%
Jaguar Land Rover Automotive PLC - 144A	70,000	4.125		12/15/2018	71,050

BUILDING MATERIALS - 0.1%
Ply Gem Industries, Inc. - 144A	110,000	6.500		2/1/2022	103,263

CHEMICALS - 0.5%
Hexion US Finance Corp.	75,000	8.875		21/1/2018	77,588
Hexion US Finance Corp.	75,000	6.625		4/15/2020	78,375
Ineos Group Holdings SA - 144A	200,000	5.875		2/15/2019	202,500
					358,463
CLOSED-END FUNDS - 0.3%
Drawbridge Special Opportunities Fund LP - 144A	260,000	5.000		8/1/2021	260,650

COMMERCIAL MBS - 0.3%
Hilton USA Trust - 144A	150,000	5.222	+	11/5/2018	154,222
Monty Parent Issuer LLC	60,748	3.470		10/20/2015	60,844
					215,066
COMMERCIAL SERVICES - 0.3%
Ceridian LLC - 144A	5,000	8.125		11/15/2017	5,000
Interactive Data Corp. - 144A	125,000	5.875		4/15/2019	125,000
United Rentals North America, Inc.	75,000	7.375		5/15/2020	80,813
					210,813
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Aercap Ireland Cap LTD - 144A	150,000	3.750		5/15/2019	147,938
Aircastle Ltd.	75,000	6.250		12/1/2019	80,813
Aircastle Ltd.	25,000	4.625		12/15/2018	25,500
Icahn Enterprises LP - 144A	10,000	4.875		3/15/2019	10,075
International Lease Finance Corp.	120,000	3.875		4/15/2018	119,780
Nationstar Mortgage LLC	220,000	6.500		8/1/2018	218,900
SLM Corp.	40,000	4.875		6/17/2019	40,400
					643,406
ELECTRIC - 0.1%
RJS Power Holdings LLC - 144A	100,000	5.125		7/15/2019	99,000

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
ELECTRONICS - 0.1%
Sanmina Corp. - 144A	$ 40,000	4.375%	6/1/2019	$ 39,700

ENTERTAINMENT - 0.2%
GLP Capital LP	50,000	4.875	11/1/2020	51,000
Isle of Capri Casinos, Inc.	75,000	5.875	3/15/2021	77,250
				128,250
GAS - 0.1%
NGL Energy Partners - 144A	105,000	5.125	7/15/2019	104,606

HEALTHCARE-SERVICES - 0.2%
Community Health Systems, Inc.	75,000	5.125	8/15/2018	77,063
Tenet Healthcare Corp.	75,000	6.000	10/1/2020	78,563
Tenet Healthcare Corp. - 144A	25,000	5.000	3/1/2019	24,687
				180,313
HOME BUILDERS - 0.1%
Weyerhaeuser Real Estate - 144A	35,000	4.375	6/15/2019	34,606

HOUSEHOLD PRODUCTS/WARES - 0.3%
Reynolds Group	100,000	9.000	4/15/2019	104,750
Reynolds Group	50,000	5.750	10/15/2020	51,250
Spectrum Brands Escrow Corp.	75,000	6.375	11/15/2020	79,313
				235,313
IRON/STEEL - 0.1%
United States Steel Corp.	50,000	6.875	4/1/2021	53,125

LODGING - 0.4%
MGM Resorts International	75,000	7.625	1/5/2017	83,063
Wynn Macau Ltd. - 144A	200,000	5.250	10/15/2021	200,500
				283,563
MEDIA - 0.8%
Cequel Communications Holdings I LLC - 144A	50,000	6.375	9/15/2020	51,750
Clear Channel Worldwide Holdings, Inc.	120,000	10.000	1/15/2018	109,650
MGHR Parent LLC - 144A	90,000	8.500	8/1/2019	87,638
Numericable Group SA - 144A	200,000	4.875	5/15/2019	201,250
Sirius XM Holdings, Inc. - 144A	75,000	4.250	5/15/2020	72,375
Univision Communications, Inc. - 144A	75,000	6.875	5/15/2019	78,937
				601,600
MINING - 0.3%
FMG Resources August 2006 Pty Ltd. - 144A	120,000	8.250	11/1/2019	129,150
Vedanta Resources PLC - 144A	100,000	9.500	7/18/2018	116,000
				245,150
OIL & GAS - 0.1%
Calumet Specialty Products Partners LP - 144A	75,000	6.500	4/15/2021	76,875

OIL & GAS SERVICES - 0.1%
FTS International - 144A	50,000	6.250	5/1/2022	51,125

PACKAGING & CONTAINERS - 0.4%
Ardagh Packaging Finance PLC - 144A	200,000	6.250	1/31/2019	200,000
Beverage Packaging Holdings Luxembourg II SA - 144A	130,000	6.000	6/15/2017	129,513
				329,513
PHARMACEUTICALS - 0.1%
Capsugel SA - 144A	25,000	7.000	5/15/2019	25,234
Salix Pharmaceuticals Ltd. - 144A	5,000	6.000	1/15/2021	5,238
Valeant Pharmaceuticals International, Inc. - 144A	75,000	6.750	8/15/2018	78,562
				109,034
REITS - 0.4%
iStar Financial, Inc.	120,000	4.875	7/1/2018	119,400
iStar Financial, Inc.	60,000	5.000	7/1/2019	59,400

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date		Value
REITS (Continued) - 0.4%
iStar Financial, Inc.	$ 100,000	4.000%		11/1/2017		$ 99,000
						277,800
SOFTWARE - 0.3%
First Data Corp.	127,000	11.750		8/15/2021		148,908
Infor Software Parent - 144A	80,000	7.125		5/1/2021		79,600
						228,508
TELECOMMUNICATIONS - 0.7%
Avaya, Inc. - 144A	350,000	7.000		4/1/2019		343,875
Intelsat Jackson Holdings SA	85,000	6.625		12/15/2022		86,275
Level 3 Financing, Inc.	75,000	7.000		6/1/2020		80,152
						510,302
TRANSPORTATION - 0.0%
PHI, Inc. - 144A	25,000	5.250		3/15/2019		25,188

TOTAL BONDS & NOTES (Cost - $5,564,103)						5,556,626

SHORT-TERM INVESTMENT - 8.6%
MONEY MARKET FUND - 8.6%
Fidelity Institutional Money Market Funds - Government Portfolio	6,503,367	0.000	+			6,503,367
TOTAL SHORT-TERM INVESTMENT - (Cost - $6,503,367)

TOTAL INVESTMENTS - 108.0% (Cost - $82,062,007) (a)						$ 81,765,884
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0) %						(6,038,901)
NET ASSETS - 100.0%						$ 75,726,983

MBS - Mortgage Back Security
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of July 31, 2014.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $82,062,007 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
					Unrealized Appreciation	$ 178,899
					Unrealized Depreciation	(475,022)
					Net Unrealized Depreciation	$ (296,123)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 97.0%
AEROSPACE/DEFENSE - 0.6%
Triumph Group, Inc. - 144A	$ 815,000	4.8750%	4/1/2021	$ 808,888

AIRLINES - 0.5%
Air Canada - 144A	325,000	8.7500	4/1/2020	360,750
Air Canada - 144A	350,000	7.7500	4/15/2021	364,875
UAL 2007-1 Pass Through Trust	639,754	6.6360	7/2/2022	705,329
				1,430,954
APPAREL - 1.7%
Perry Ellis International, Inc.	550,000	7.8750	4/1/2019	566,500
Quiksilver, Inc. - 144A	680,000	7.8750	8/1/2018	629,000
Wolverine World Wide, Inc.	1,065,000	6.1250	10/15/2020	1,142,213
				2,337,713
AUTO MANUFACTURERS - 0.4%
Navistar International Corp.	495,000	8.2500	11/1/2021	512,944

AUTO PARTS & EQUIPMENT - 1.2%
Pittsburgh Glass Works LLC - 144A	1,350,000	8.0000	11/15/2018	1,456,313
Titan International, Inc.	185,000	6.8750	10/1/2020	188,700
				1,645,013
BANKS - 2.3%
CIT Group, Inc.	295,000	5.3750	5/15/2020	313,806
CIT Group, Inc. - 144A	750,000	5.5000	2/15/2019	802,969
Popular, Inc.	645,000	7.0000	7/1/2019	651,773
Synovus Financial Corp.	620,000	5.1250	6/15/2017	638,600
Synovus Financial Corp.	755,000	7.8750	2/15/2019	858,813
				3,265,961
BUILDING MATERIALS - 0.7%
Builders FirstSource - 144A	640,000	7.6250	6/1/2021	670,400
Griffon Corp.	345,000	5.2500	3/1/2022	338,963
				1,009,363
CHEMICALS - 1.8%
TPC Group, Inc. - 144A	1,905,000	8.7500	12/15/2020	2,090,738
Tronox Finance LLC	385,000	6.3750	8/15/2020	390,775
				2,481,513
COMMERCIAL SERVICES - 5.3%
Avis Budget Car Rental - 144A	495,000	5.1250	6/1/2022	481,388
Cenveo Corp. - 144A	725,000	6.0000	8/1/2019	705,063
CoreLogic, Inc.	1,310,000	7.2500	6/1/2021	1,398,425
DynCorp International, Inc.	240,000	10.3750	7/1/2017	244,200
Envision Healthcare Corp. - 144A	475,000	5.1250	7/1/2022	470,250
Live Nation Entertainment, Inc. - 144A	750,000	7.0000	9/1/2020	811,875
Live Nation Entertainment, Inc. - 144A	555,000	5.3750	6/15/2022	557,775
Safway Group Holding LLC - 144A	800,000	7.0000	5/15/2018	842,000
United Rentals North America, Inc.	1,015,000	7.6250	4/15/2022	1,124,112
WEX, Inc. - 144A	730,000	4.7500	2/1/2023	708,100
				7,343,188
COMPUTERS - 1.6%
Dell, Inc.	310,000	5.4000	9/10/2040	261,950
NCR Corp.	705,000	6.3750	12/15/2023	750,825
SunGard Data Systems, Inc.	1,040,000	6.6250	11/1/2019	1,071,200
				2,083,975
COSMETICS/PERSONAL CARE - 0.6%
Revlon Consumer Products Corp.	760,000	5.7500	2/15/2021	775,200

DISTRIBUTION/WHOLESALE - 0.6%
HD Supply, Inc.	610,000	11.0000	4/15/2020	704,550

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANCIAL SERVICES - 5.3%
Aircastle Ltd.	$ 1,195,000	6.2500%	12/1/2019	$ 1,287,613
Ally Financial, Inc.	280,000	8.0000	11/1/2031	350,700
Ally Financial, Inc.	800,000	8.0000	3/15/2020	938,000
Ally Financial, Inc.	335,000	7.5000	9/15/2020	387,344
Ally Financial, Inc.	345,000	4.7500	9/10/2018	359,663
Cogent Comm Finance, Inc. - 144A	460,000	5.6250	4/15/2021	451,950
Denali Finance Corp. - 144A	760,000	5.6250	10/15/2020	784,700
E*TRADE Financial Corp.	800,000	6.3750	11/15/2019	854,000
International Lease Finance Corp.	570,000	6.2500	5/15/2019	619,875
International Lease Finance Corp.	1,030,000	8.6250	1/15/2022	1,277,200
				7,311,045
ELECTRIC - 3.2%
Calpine Corp.	350,000	5.3750	1/15/2023	343,438
Calpine Corp.	350,000	5.7500	1/15/2025	342,563
Dynegy, Inc.	705,000	5.8750	6/1/2023	680,325
GenOn Energy, Inc.	525,000	9.5000	10/15/2018	551,250
NRG Energy, Inc.	375,000	7.8750	5/15/2021	408,750
NRG Energy, Inc. - 144A	1,700,000	6.2500	7/15/2022	1,759,500
NRG Energy, Inc. - 144A	350,000	6.2500	5/1/2024	351,750
				4,437,576
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Belden, Inc. - 144A	625,000	5.5000	9/1/2022	643,750

ELECTRONICS - 0.7%
Viasystems, Inc. - 144A	885,000	7.8750	5/1/2019	924,825

ENTERTAINMENT - 4.2%
Ameristar Casinos, Inc.	780,000	7.5000	4/15/2021	826,800
Isle of Capri Casinos, Inc.	355,000	5.8750	3/15/2021	365,650
Palace Entertainment Holdings LLC - 144A	1,140,000	8.8750	4/15/2017	1,184,888
Penn National Gaming, Inc. - 144A	1,120,000	5.8750	11/1/2021	1,050,000
Pinnacle Entertainment, Inc.	745,000	7.7500	4/1/2022	801,806
Regal Entertainment Group-A	550,000	5.7500	6/15/2023	555,500
Scientific Games Intl.	345,000	6.2500	9/1/2020	329,475
Scientific Games Intl. - 144A	705,000	6.6250	5/15/2021	672,394
				5,786,513
GAS - 0.3%
Sabine Pass LNG LP	325,000	6.5000	11/1/2020	340,438

HAND/MACHINE TOOLS - 0.3%
Mcron Finance Sub LLC - 144A	320,000	7.7500	2/15/2021	346,400

HEALTHCARE-PRODUCTS - 1.2%
Alere, Inc.	725,000	7.2500	7/1/2018	779,375
Kinetic Concepts, Inc.	460,000	10.5000	11/1/2018	510,600
Universal Hospital Services, Inc.	340,000	7.6250	8/15/2020	348,500
				1,638,475
HEALTHCARE-SERVICES - 2.6%
Amsurg Corp. - Class A - 144A	570,000	5.6250	7/15/2022	575,700
Community Health Systems, Inc. - 144A	185,000	5.1250	8/1/2021	187,313
Community Health Systems, Inc. - 144A	355,000	6.8750	2/1/2022	364,763
Select Medical Corp	700,000	6.3750	6/1/2021	721,000
Tenet Healthcare Corp.	400,000	6.0000	10/1/2020	419,000
Tenet Healthcare Corp.	1,240,000	8.1250	4/1/2022	1,388,800
				3,656,576

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HOLDING COMPANIES-DIVERSIFIED - 0.5%
WaveDivision Escrow Corp. - 144A	$ 640,000	8.1250%	9/1/2020	$ 697,600

HOME BUILDERS - 1.5%
Taylor Morrison Communities, Inc. - 144A	258,000	7.7500	4/15/2021	277,350
Taylor Morrison Communities, Inc. - 144A	1,065,000	5.2500	4/15/2021	1,054,350
William Lyon Homes, Inc.	655,000	8.5000	11/15/2020	725,413
				2,057,113
HOME FURNISHINGS - 0.6%
Tempur Sealy International, Inc.	780,000	6.8750	12/15/2020	833,625

HOUSEHOLD PRODUCTS/WARES - 1.4%
Reynolds Group Issuer, Inc.	1,050,000	5.7500	10/15/2020	1,076,250
Spectrum Brands Escrow Corp.	680,000	6.3750	11/15/2020	719,100
Spectrum Brands, Inc.	190,000	6.7500	3/15/2020	200,450
				1,995,800
INTERNET - 0.4%
CyrusOne Finance Corp.	560,000	6.3750	11/15/2022	593,600

LEISURE TIME - 0.8%
NCL Corp. Ltd.	1,110,000	5.0000	2/15/2018	1,137,750

LODGING - 3.3%
Boyd Gaming Corp.	835,000	9.0000	7/1/2020	896,581
Felcor Lodging LP	720,000	5.6250	3/1/2023	723,600
Hilton Worldwide Finance Corp. - 144A	645,000	5.6250	10/15/2021	676,847
MGM Resorts International	950,000	7.7500	3/15/2022	1,094,875
MGM Resorts International	390,000	6.7500	10/1/2020	423,150
MTR Gaming Group	650,000	11.5000	8/1/2019	721,500
				4,536,553
MACHINERY-CONSTRUCTION & MINING - 0.5%
Terex Corp.	600,000	6.0000	5/15/2021	631,500

MACHINERY-DIVERSIFIED - 1.9%
Gardner Denver, Inc. - 144A	2,150,000	6.8750	8/15/2021	2,176,875
The Manitowoc Co., Inc.	375,000	5.8750	10/15/2022	404,063
				2,580,938
MEDIA - 9.3%
Cequel Communications Holdings I LLC - 144A	1,280,000	6.3750	9/15/2020	1,324,800
Clear Channel Worldwide Holdings, Inc.	1,140,000	7.6250	3/15/2020	1,202,700
DISH DBS Corp.	610,000	7.8750	9/1/2019	703,025
Entercom Radio LLC	920,000	10.5000	12/1/2019	1,030,400
Gannett Co., Inc. - 144A	605,000	5.1250	10/15/2019	620,125
Gray Television, Inc.	1,335,000	7.5000	10/1/2020	1,403,419
Harron Communications LP - 144A	700,000	9.1250	4/1/2020	780,500
LIN Television Corp.	345,000	8.3750	4/15/2018	361,603
LIN Television Corp.	1,095,000	6.3750	1/15/2021	1,141,538
McClatchy Co.	610,000	9.0000	12/15/2022	673,288
Mediacom LLC	660,000	7.2500	2/15/2022	712,800
Nexstar Broadcasting, Inc.	685,000	6.8750	11/1/2021	729,525
Sinclair Television Group, Inc.	560,000	6.3750	11/1/2021	590,800
Sinclair Television Group, Inc. - 144A	415,000	5.6250	8/1/2024	411,369
Sirius XM Holdings, Inc. - 144A	545,000	5.2500	8/15/2022	572,250
Videotron Ltd.	675,000	5.0000	7/15/2022	685,124
				12,943,266
MINING - 1.3%
FMG Resources August 2006 Pty Ltd. - 144A	1,270,000	8.2500	11/1/2019	1,366,838
Kaiser Aluminum Corp.	425,000	8.2500	6/1/2020	478,125
				1,844,963

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MISCELLANEOUS MANUFACTURER - 0.4%
Gates Global LLC - 144A	$ 550,000	6.0000%	7/15/2022	$ 539,000

OIL & GAS - 14.7%
Berry Petroleum Co. LLC	480,000	6.7500	11/1/2020	496,800
Bill Barrett Corp.	800,000	7.6250	10/1/2019	846,000
Bill Barrett Corp.	945,000	7.0000	10/15/2022	973,350
Bonanza Creek Energy, Inc.	1,155,000	6.7500	4/15/2021	1,206,975
Chaparral Energy, Inc.	300,000	8.2500	9/1/2021	322,500
Chaparral Energy, Inc.	1,230,000	7.6250	11/15/2022	1,294,575
Comstock Resources, Inc.	330,000	7.7500	4/1/2019	348,975
Comstock Resources, Inc.	540,000	9.5000	6/15/2020	606,150
Drill Rigs Holdings, Inc. - 144A	1,700,000	6.5000	10/1/2017	1,725,500
Energy XXI Gulf Coast, Inc.	715,000	7.5000	12/15/2021	750,750
EXCO Resources, Inc.	715,000	7.5000	9/15/2018	702,488
Gastar Exploration, Inc.	495,000	8.6250	5/15/2018	517,275
Gulfport Energy Corp.	1,495,000	7.7500	11/1/2020	1,629,550
Hercules Offshore, Inc. - 144A	1,350,000	10.2500	4/1/2019	1,478,250
Linn Energy LLC	695,000	6.5000	5/15/2019	713,678
Memorial Resource Development - 144A	575,000	5.8750	7/1/2022	559,906
Offshore Group Investment Ltd.	555,000	7.5000	11/1/2019	574,425
Pacific Drilling SA	825,000	5.3750	6/1/2020	789,938
Parker Drilling Co. - 144A	700,000	6.7500	7/15/2022	717,500
Resolute Energy Corp.	175,000	8.5000	5/1/2020	179,375
Rex Energy Corp. - 144A	415,000	6.2500	8/1/2022	411,369
Rice Energy - 144A	700,000	6.2500	5/1/2022	696,500
Sanchez Energy Corp.	655,000	7.7500	6/15/2021	713,950
Sanchez Energy Corp. - 144A	355,000	6.1250	1/15/2023	355,000
Swift Energy Co.	555,000	7.8750	3/1/2022	582,750
W&T Offshore, Inc.	220,000	8.5000	6/15/2019	235,400
Western Refining, Inc.	1,035,000	6.2500	4/1/2021	1,066,050
				20,494,979
OIL & GAS SERVICES - 1.9%
Basic Energy Services, Inc.	575,000	7.7500	10/15/2022	625,313
Hornbeck Offshore Services, Inc.	315,000	5.8750	4/1/2020	319,725
Hornbeck Offshore Services	400,000	5.0000	3/1/2021	394,000
Key Energy Services, Inc.	730,000	6.7500	3/1/2021	748,250
McDermott International, Inc. - 144A	575,000	8.0000	5/1/2021	589,375
				2,676,663
PHARMACEUTICALS - 1.3%
Valeant Pharmaceuticals International - 144A	860,000	6.3750	10/15/2020	891,175
Valeant Pharmaceuticals International - 144A	910,000	6.7500	8/15/2021	949,813
				1,840,988
PIPELINES - 4.6%
NGPL Pipeco LLC - 144A	430,000	7.1190	12/15/2017	435,375
Rockies Express Pipeline LLC - 144A	825,000	5.6250	4/15/2020	851,813
Rockies Express Pipeline LLC - 144A	695,000	6.0000	1/15/2019	722,800
Rockies Express Pipeline LLC - 144A	670,000	6.8500	7/15/2018	718,575
Rockies Express Pipeline LLC - 144A	1,145,000	6.8750	4/15/2040	1,145,000
Sabine Pass Liquefaction LLC	365,000	5.6250	4/15/2023	372,300
Sabine Pass Liquefaction LLC	1,395,000	5.6250	2/1/2021	1,450,800
Sabine Pass Liquefaction LLC - 144A	725,000	6.2500	3/15/2022	763,969
				6,460,632
REITS - 2.0%
iStar Financial, Inc.	350,000	5.0000	7/1/2019	346,500
iStar Financial, Inc.	1,130,000	7.1250	2/15/2018	1,226,050
RHP Hotel Properties LP	1,230,000	5.0000	4/15/2021	1,226,925
				2,799,475

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
RETAIL- 0.4%
Mens Wearhouse, Inc. - 144A	$ 540,000	7.0000%		7/1/2022	$ 564,300

SOFTWARE - 0.9%
First Data Corp.	515,000	11.2500		1/15/2021	584,525
Nuance Communications, Inc. - 144A	685,000	5.3750		8/15/2020	695,275
					1,279,800
TELECOMMUNICATIONS - 13.7%
Cincinnati Bell, Inc.	1,415,000	8.3750		10/15/2020	1,542,350
Commscope, Inc. - 144A	350,000	5.0000		6/15/2021	348,250
Commscope, Inc. - 144A	350,000	5.5000		6/15/2024	350,000
EarthLink, Inc.	720,000	8.8750		5/15/2019	739,800
EarthLink, Inc.	960,000	7.3750		6/1/2020	1,022,400
Fairpoint Communications, Inc. - 144A	1,350,000	8.7500		8/15/2019	1,451,250
Frontier Communications Corp.	490,000	8.1250		10/18/2018	563,500
Frontier Communications Corp.	730,000	8.5000		4/15/2020	844,975
Frontier Communications Corp.	855,000	9.2500		7/1/2021	999,281
Intelsat Luxembourg SA	1,375,000	7.7500		6/1/2021	1,411,092
Intelsat Luxembourg SA	315,000	8.1250		6/1/2023	328,781
Level 3 Escrow II, Inc. - 144A	520,000	5.3750		8/15/2022	511,550
Level 3 Financing, Inc.	315,000	8.6250		7/15/2020	344,138
Level 3 Financing, Inc.	830,000	7.0000		6/1/2020	887,063
Level 3 Financing, Inc. - 144A	925,000	6.1250		1/15/2021	960,844
SBA Communications Corp.	1,555,000	5.6250		10/1/2019	1,621,088
Sprint Capital Corp.	625,000	6.8750		11/15/2028	612,500
Sprint Corp. - 144A	815,000	7.8750		9/15/2023	874,088
Sprint Communications, Inc.	1,175,000	11.5000		11/15/2021	1,559,813
Sprint Communications, Inc.	975,000	7.0000		8/15/2020	1,038,375
Viasat, Inc.	675,000	6.8750		6/15/2020	729,000
Windstream Corp.	350,000	7.7500		10/15/2020	376,237
					19,116,375

TOTAL BONDS & NOTES (Cost - $133,002,888)					135,109,780
	Shares
PREFERRED STOCK - 0.1%
Ally Financial, Inc.	190				190,000
TOTAL PREFERRED STOCK (Cost - 189,525)

SHORT-TERM INVESTMENT - 2.0%
MONEY MARKET FUND - 2.0%
First American Government Obligations Fund	2,762,913	0.01	%+		2,762,913
TOTAL SHORT-TERM INVESTMENT (Cost - $ 2,762,913)

TOTAL INVESTMENTS - 99.1% (Cost - $ 135,955,326) (a)					$ 138,062,693
OTHER ASSETS LESS LIABILITIES - 0.9%					1,299,507
NET ASSETS - 100.0%					$ 139,362,200

+ Variable rate security. Interest rate is as of July 31, 2014.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $135,955,326 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation				$ 3,110,924
	Unrealized Depreciation				(1,003,557)
	Net Unrealized Appreciation				$ 2,107,367

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
July 31, 2014

Security	Principal Amount		Interest Rate (%)	Maturity Date	Value ($)
CORPORATE BONDS & NOTES - 40.5%
AGRICULTURE - 0.4%
Imperial Tobacco Finance PLC	100,000	GBP	5.5000	11/22/2016	$ 181,607

AUTO MANUFACTURERS - 3.1%
BMW Finance NV	300,000	EUR	3.2500	1/28/2016	417,908
Daimler AG	350,000	EUR	4.1250	1/19/2017	509,050
Volkswagen International Finance NV	350,000	EUR	1.8750	5/15/2017	485,580
					1,412,538
BANKS - 22.6%
Abbey National Treasury Services PLC	200,000	EUR	2.0000	1/14/2019	277,936
ABN AMRO Bank NV +	50,000	EUR	4.3100	Perpetual	68,405
Barclays Bank PLC	200,000	EUR	6.0000	1/14/2021	319,653
Barclays Bank PLC	100,000	GBP	5.7500	8/17/2021	193,408
BNP Paribas SA	250,000	EUR	2.8750	9/26/2023	363,629
BPCE SA +	50,000	EUR	4.6250	Perpetual	68,084
BPCE SA	350,000	EUR	3.7500	7/21/2017	509,550
Commonwealth Bank of Australia	150,000	EUR	5.5000	8/6/2019	238,444
Commonwealth Bank of Australia	250,000	EUR	4.2500	11/10/2016	362,870
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	300,000	EUR	4.3750	5/5/2016	428,520
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	200,000	EUR	5.8750	5/20/2019	319,667
Credit Agricole SA	200,000	EUR	3.8750	2/13/2019	302,434
Credit Suisse AG	300,000	EUR	5.1250	9/18/2017	456,572
Danske Bank A/S	150,000	EUR	3.8750	2/28/2017	217,431
DNB Bank ASA +	200,000	EUR	3.0000	9/26/2023	281,109
HSBC Bank PLC	150,000	EUR	3.7500	11/30/2016	216,215
HSBC Holdings PLC	100,000	GBP	6.5000	5/20/2024	206,901
HSBC Holdings PLC	200,000	EUR	6.0000	6/10/2019	322,320
ING BANK NV +	100,000	GBP	6.8750	5/29/2023	187,243
ING BANK NV +	100,000	EUR	6.1250	5/29/2023	153,201
Intesa Sanpaolo SpA	200,000	EUR	4.3750	10/15/2019	304,091
KBC Internationale Financieringsmaatschappij NV	350,000	EUR	2.1250	9/10/2018	492,570
Lloyds Bank PLC	200,000	EUR	6.5000	3/24/2020	327,263
Lloyds Bank PLC	150,000	GBP	4.8750	3/30/2027	288,334
National Australia Bank Ltd.	150,000	GBP	5.1250	12/9/2021	285,772
National Australia Bank Ltd.	50,000	EUR	4.6250	2/10/2020	77,241
Royal Bank of Scotland PLC	150,000	EUR	5.3750	9/30/2019	241,242
Royal Bank of Scotland PLC	150,000	GBP	5.1250	1/13/2024	291,814
Santander International Debt SAU	100,000	EUR	4.0000	1/24/2020	152,785
Societe Generale SA	350,000	USD	2.7500	10/12/2017	360,806
Societe Generale SA	200,000	EUR	2.2500	1/23/2020	283,240
Sumitomo Mitsui Banking Corp.	350,000	USD	1.5000	1/18/2018	347,138
Toronto-Dominion Bank	350,000	USD	1.4000	4/30/2018	345,234
UBS AG	200,000	GBP	6.6250	4/11/2018	388,416
UniCredit SpA	100,000	EUR	3.3750	1/11/2018	143,261
Westpac Banking Corp.	250,000	EUR	2.1250	7/9/2019	357,921
					10,180,720
BUILDING MATERIALS - 0.4%
Grupo Isolux Corsan Finance BV	100,000	EUR	6.6250	4/15/2021	135,004
Heidelbergcement Finance Luxembourg SA	100,000	EUR	7.5000	4/3/2020	169,270
					304,274
CHEMICALS - 0.3%
SPCM SA	100,000	EUR	5.5000	6/15/2020	144,504

COMMERCIAL MBS - 0.3%
German Residential Funding PLC +	98,568	EUR	1.4680	8/27/2024	134,298

COMMERCIAL SERVICES - 0.8%
AA Bond Co. Ltd.	100,000	GBP	9.5000	7/31/2019	188,634
EDU UK BondCo PLC	100,000	GBP	8.8750	9/15/2018	176,143
					364,777

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2014

Security	Principal Amount		Interest Rate (%)	Maturity Date	Value ($)
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Arrow Global Finance PLC	100,000	GBP	7.8750	3/1/2020	$ 179,772
Cabot Financial Luxembourg SA	100,000	GBP	10.3750	10/1/2019	192,854
					372,626
ELECTRIC - 2.3%
Electricite de France SA	300,000	EUR	2.7500	3/10/2023	434,556
GDF Suez	250,000	EUR	3.5000	10/18/2022	384,440
Iberdrola Finanzas SAU	150,000	EUR	4.1250	3/23/2020	231,204
					1,050,200
ELECTRONICS - 0.3%
Trionista Holdco GmbH	100,000	EUR	5.0000	4/30/2020	138,818

ENGINEERING & CONSTRUCTION - 0.3%
Deutsche Raststaetten Gruppe IV GmbH	100,000	EUR	6.7500	12/30/2020	143,166

FOOD SERVICE - 0.4%
Brakes Capital - 144A	100,000	GBP	7.1250	12/15/2018	170,505

GAS - 0.5%
National Grid PLC	150,000	EUR	4.3750	3/10/2020	234,959

INSURANCE - 2.3%
Allianz Finance II BV	150,000	EUR	4.0000	11/23/2016	217,068
Allianz Finance II BV	250,000	EUR	4.7500	7/22/2019	397,098
Hastings Insurance Group Finance PLC - 144A	100,000	GBP	8.0000	10/21/2020	178,865
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.	150,000	EUR	3.3750	6/27/2022	224,456
					1,017,487
MACHINERY - DIVERSIFIED - 0.3%
KION Finance SA	100,000	EUR	6.7500	2/15/2020	146,110

MEDIA - 0.3%
Cable Communications Systems NV	100,000	EUR	7.5000	11/1/2020	145,173

OIL & GAS - 0.2%
Pacific Rubiales Energy Corp.	100,000	USD	7.2500	12/12/2021	109,500

PHARMACEUTICALS - 1.1%
GlaxoSmithKline Capital PLC	350,000	EUR	3.8750	7/6/2015	483,799

REITS - 0.6%
Societe Fonciere Lyonnaise SA	200,000	EUR	4.6250	5/25/2016	286,622

SAVINGS & LOANS - 1.0%
Nationwide Building Society	150,000	GBP	5.6250	9/9/2019	286,730
Silverstone Master Issuer PLC	100,000	GBP	5.0630	10/21/2016	181,055
					467,785
TELECOMMUNICATIONS - 1.6%
America Movil SAB de CV	200,000	EUR	3.0000	7/12/2021	290,667
Deutsche Telekom International Finance BV	100,000	EUR	4.7500	5/31/2016	144,357
Play Finance 2 SA	100,000	EUR	5.2500	2/1/2019	138,042
Telecome italia SpA	50,000	GBP	6.3750	6/24/2019	91,165
UPCB Finance Ltd.	50,000	EUR	7.6250	1/15/2020	70,830
					735,061

TOTAL CORPORATE BONDS & NOTES (Cost - $18,137,654)					18,224,529

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2014

Security	Principal Amount		Interest Rate (%)	Maturity Date	Value ($)
FOREIGN GOVERNMENT BONDS - 55.4%
AUSTRIA GOVERNMENT - 0.9%
Austria Government Bond - 144A	250,000	EUR	3.4000	11/22/2022	$ 395,868

BELGIUM GOVERNMENT - 1.0%
Belgium Government Bond - 144A	100,000	EUR	5.0000	3/28/2035	191,115
Belgium Government Bond	150,000	EUR	4.2500	9/28/2022	249,119
					440,234
BRITAIN GOVERNMENT - 5.5%
United Kingdom Gilt	300,000	GBP	4.5000	12/7/2042	622,720
United Kingdom Gilt	100,000	GBP	4.2500	12/7/2055	207,299
United Kingdom Gilt Inflation Linked	250,000	GBP	1.2500	11/22/2027	652,766
United Kingdom Gilt Inflation Linked	400,000	GBP	1.8750	11/22/2022	993,454
					2,476,239
CANADIAN GOVERNMENT - 1.1%
Canadian Government Bond	150,000	CAD	5.7500	6/1/2033	202,448
Canadian Government Bond	250,000	CAD	4.0000	6/1/2041	285,820
					488,268
DENMARK GOVERNMENT - 0.6%
Denmark Government Bond	1,400,000	DKK	3.0000	11/15/2021	289,534

DOMINICAN REPUBLIC - 0.2%
Dominican Republic International Bond - 144A	100,000	USD	5.8750	4/18/2024	104,000

FRANCE GOVERNMENT - 3.9%
France Government Bond OAT	170,000	EUR	4.7500	4/25/2035	319,620
France Government Bond OAT	150,000	EUR	4.5000	4/25/2041	281,497
France Government Bond OAT	800,000	EUR	2.2500	5/25/2024	1,148,533
					1,749,650
GERMANY GOVERNMENT - 2.2%
Bundesrepublik Deutschland	300,000	EUR	4.7500	7/4/2034	586,949
Bundesrepublik Deutschland	200,000	EUR	4.7500	7/4/2040	413,060
					1,000,009
INDONESIA GOVERNMENT - 0.4%
Indonesia Government International Bond - 144A	150,000	EUR	2.8750	7/8/2021	202,205

ITALY GOVERNMENT - 6.9%
Italy Buoni Poliennali Del Tesoro	300,000	EUR	4.5000	2/1/2020	465,845
Italy Buoni Poliennali Del Tesoro	750,000	EUR	4.7500	9/15/2016	1,091,504
Italy Buoni Poliennali Del Tesoro	300,000	EUR	5.0000	9/1/2040	481,366
Italy Buoni Poliennali Del Tesoro	150,000	EUR	5.5000	11/1/2022	248,172
Italy Buoni Poliennali Del Tesoro	350,000	EUR	4.5000	3/1/2024	544,272
Italy Buoni Poliennali Del Tesoro	200,000	EUR	3.7500	9/1/2024	292,603
					3,123,762
JAPAN GOVERNMENT - 16.9%
Japan Government Ten Year Bond	171,800,000	JPY	1.9000	6/20/2017	1,757,301
Japan Government Ten Year Bond	168,450,000	JPY	1.4000	9/20/2019	1,741,301
Japan Government Thirty Year Bond	104,250,000	JPY	2.5000	6/20/2036	1,201,508
Japan Government Thirty Year Bond	71,900,000	JPY	2.0000	9/20/2041	756,514
Japan Government Twenty Year Bond	53,050,000	JPY	1.9000	9/20/2023	581,471
Japan Government Twenty Year Bond	138,250,000	JPY	2.1000	12/20/2027	1,561,015
					7,599,110
MEXICO GOVERNMENT - 3.9%
Mexican Bonos	8,500,000	MXN	7.5000	6/3/2027	720,758
Mexican Bonos	13,250,000	MXN	6.5000	6/9/2022	1,056,013
					1,776,771
NEW ZEALAND GOVERNMENT - 2.3%
New Zealand Government Bond	1,100,000	NZD	5.5000	4/15/2023	1,016,990

NORWAY GOVERNMENT - 2.0%
Norway Government Bond	5,750,000	NOK	2.0000	5/24/2023	899,665

POLAND GOVERNMENT - 0.2%
Poland Government Bond	300,000	PLN	5.7500	9/23/2022	112,302

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2014
Security		Principal Amount		Interest Rate (%)	Maturity Date	Value ($)
SPAIN GOVERNMENT - 4.5%
Spain Government Bond		150,000	EUR	4.2000	1/31/2037	$ 219,877
Spain Government Bond		700,000	EUR	4.2500	10/31/2016	1,015,668
Spain Government Bond - 144A		250,000	EUR	4.4000	10/31/2023	389,186
Spain Government Bond - 144A		100,000	EUR	5.4000	1/31/2023	166,064
Spain Government Bond - 144A		150,000	EUR	3.8000	4/30/2024	222,759
						2,013,554
SWEDEN GOVERNMENT - 1.0%
Sweden Government Bond		2,700,000	SEK	4.2500	3/12/2019	452,314

SWITZERLAND GOVERNMENT - 1.1%
Switzerland Government Bond		350,000	CHF	4.0000	2/11/2023	500,957

TOTAL FOREIGN GOVERNMENT BOND (Cost - $24,186,938)						24,641,432

SHORT - TERM INVESTMENTS - 1.8%
MONEY MARKET FUND - 1.8%
Fidelity Institutional Money Market Funds - Government Portfolio		Shares
(Cost - $791,823)		791,823		0.0100		791,823

TOTAL INVESTMENTS - 97.6% (Cost - $43,116,414) (a)						$ 43,657,784
OTHER ASSETS LESS LIABILITIES - 2.4%						1,347,695
NET ASSETS - 100.0%						$ 45,005,479

CAD - Canadian Dollar	CHF - Swiss Franc			DKK - Danish Krone
EUR - Euro	GBP - British Pound			JPY - Japanese Yen
MXN - Mexican Peso	NOK - Norwegian Krone			NZD - New Zealand Dollar
PLN - Polish Zloty	SEK - Swedish Krona			USD - U.S. Dollar
MBS - Mortgage Back Security
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of July 31, 2014.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,116,414 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

		Unrealized Appreciation:				$ 1,010,470
		Unrealized Depreciation:				(197,085)
		Net Unrealized Appreciation:				$ 813,385

	Contracts	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS (b)
OPEN SHORT FUTURES CONTRACTS
Euro Schatz maturing September, 2014
(Underlying Face Amount at Value 1,184,504 EUR)	(8)
Long Glit Future maturing September, 2014		$ 54
(Underlying Face Amount at Value 4,670,700 EUR)	(25)
		(34,790)
NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS		$ (34,736)

OPEN LONG FUTURES CONTRACTS
Canadian 10 Year Bond maturing September, 2014
(Underlying Face Amount at Value 880,222 CAD)	7
Euro BOBL Future maturing September, 2014		$ 13,310
(Underlying Face Amount at Value 858,795 EUR)	5
Euro-Bund Future maturing September, 2014		6,623
(Underlying Face Amount at Value 594,033 EUR)	3
10 YR AUD Government Bond maturing September, 2014		(1,084)
(Underlying Face Amount at Value 522,819 AUD)	5
		11,832
NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS		30,681

NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS		$ (4,055)

(b) Non-income producing investment.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2014

As of July 31, 2014, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Australian Dollar	8/13/2014	Deutsche Bank	165,927	$ 154,090	$ 951
Australian Dollar	8/13/2014	Credit Suisse	1,037,368	963,363	5,919
Australian Dollar	8/13/2014	Deutsche Bank	50,000	46,433	(354)
Australian Dollar	8/13/2014	Barclays Bank	260,463	241,881	(2,385)
British Pound	8/13/2014	Deutsche Bank	282,782	477,278	4,320
British Pound	8/13/2014	Barclays Bank	812,279	1,370,963	(9,523)
British Pound	8/13/2014	Deutsche Bank	30,000	50,634	(815)
Canadian Dollar	8/13/2014	Credit Suisse	435,307	399,704	2,188
Canadian Dollar	8/13/2014	Deutsche Bank	896,750	823,406	4,359
Canadian Dollar	8/13/2014	Deutsche Bank	180,000	165,278	(3,829)
Canadian Dollar	8/13/2014	Barclays Bank	30,000	27,546	(531)
Danish Krone	8/13/2014	Deutsche Bank	250,000	44,869	(695)
Euro	8/13/2014	Deutsche Bank	2,850,817	3,814,488	(70,889)
Euro	8/13/2014	Barclays Bank	2,914,996	3,900,361	(9,637)
Japanese Yen	8/13/2014	Barclays Bank	104,401,000	1,015,081	(11,942)
Japanese Yen	8/13/2014	Deutsche Bank	333,566,123	3,243,231	(17,387)
New Zealand Dollar	8/13/2014	Deutsche Bank	1,747,193	1,480,904	(3,861)
New Zealand Dollar	8/13/2014	Barclays Bank	108,911	92,312	(241)
New Zealand Dollar	8/13/2014	Credit Suisse	270,000	228,849	(597)
Swedish Krona	8/13/2014	Barclays Bank	210,000	30,425	(323)
Swiss Franc	8/13/2014	Deutsche Bank	40,000	43,984	(672)
Swiss Franc	8/13/2014	Barclays Bank	366,090	402,554	(895)
Indian Rupee	9/23/2014	Deutsche Bank	41,960,000	683,334	(3,164)
Israeli Shekel	9/23/2014	Deutsche Bank	530,000	154,728	873
Malaysian Ringgit	9/23/2014	Barclays Bank	440,000	136,568	568
Mexican Peso	9/23/2014	Barclays Bank	600,000	45,164	(945)
Singapore Dollar	9/23/2014	Barclays Bank	120,000	96,154	119
South African Rand	9/23/2014	Credit Suisse	1,330,000	122,908	(786)
South Korean Won	9/23/2014	Barclays Bank	101,050,000	97,632	(1,816)
South Korean Won	9/23/2014	Deutsche Bank	788,000,000	761,346	(8,613)
Russian Ruble	9/23/2014	Credit Suisse	3,760,000	103,913	(3,573)
Turkish Lira New	9/23/2014	Deutsche Bank	270,000	124,328	50
Australian Dollar	10/15/2014	Deutsche Bank	215,927	199,631	(1,562)
Australian Dollar	10/15/2014	Credit Suisse	1,037,368	959,074	(7,504)
British Pound	10/15/2014	Barclays Bank	40,000	67,474	(452)
British Pound	10/15/2014	Deutsche Bank	237,041	399,850	(1,366)
Canadian Dollar	10/15/2014	Deutsche Bank	494,664	453,500	(812)
Canadian Dollar	10/15/2014	Barclays Bank	397,301	364,239	(659)
Euro	10/15/2014	Barclays Bank	90,000	120,447	(503)
Japanese Yen	10/15/2014	Barclays Bank	5,600,000	54,473	(506)
Japanese Yen	10/15/2014	Deutsche Bank	242,207,276	2,356,033	(14,301)
Swiss Franc	10/15/2014	Deutsche Bank	39,981	43,984	(98)
Indian Rupee	12/3/2014	Barclays Bank	12,459,000	200,584	(3,746)
					$ (165,635)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2014

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	8/13/2014	Deutsche Bank	215,927	$ 200,523	$ 1,541
Australian Dollar	8/13/2014	Credit Suisse	1,037,368	963,363	7,406
British Pound	8/13/2014	Barclays Bank	392,668	662,744	(3,959)
British Pound	8/13/2014	Deutsche Bank	312,782	527,912	3,344
British Pound	8/13/2014	Barclays Bank	24,726	41,733	512
Canadian Dollar	8/13/2014	Barclays Bank	493,400	453,045	2,638
Canadian Dollar	8/13/2014	Deutsche Bank	493,928	453,531	782
Danish Krone	8/13/2014	Barclays Bank	701,438	125,890	2,133
Euro	8/13/2014	Barclays Bank	3,860,564	5,165,563	89,266
Euro	8/13/2014	Deutsche Bank	2,447,009	3,274,179	52,408
Japanese Yen	8/13/2014	Barclays Bank	36,578,537	355,650	1,058
Japanese Yen	8/13/2014	Deutsche Bank	333,566,122	3,243,231	20,515
New Zealand Dollar	8/13/2014	Credit Suisse	270,000	228,849	(3,181)
New Zealand Dollar	8/13/2014	Deutsche Bank	1,349,516	1,143,836	(15,884)
New Zealand Dollar	8/13/2014	Deutsche Bank	847,678	718,484	15,560
New Zealand Dollar	8/13/2014	Barclays Bank	108,911	92,312	2,737
Norwegian Krona	8/13/2014	Deutsche Bank	4,563,443	724,544	16,717
Norwegian Krona	8/13/2014	Barclays Bank	1,028,634	163,317	2,597
Swiss Franc	8/13/2014	Barclays Bank	366,089	402,554	6,434
Swiss Franc	8/13/2014	Deutsche Bank	40,000	43,984	98
Israeli Shekel	9/23/2014	Barclays Bank	260,000	75,904	(445)
Mexican Peso	9/23/2014	Deutsche Bank	6,990,954	526,229	8,386
Mexican Peso	9/23/2014	Barclays Bank	5,277,840	397,278	6,066
Australian Dollar	10/15/2014	Barclays Bank	190,463	176,088	1,366
British Pound	10/15/2014	Barclays Bank	592,279	999,080	3,382
Euro	10/15/2014	Barclays Bank	2,764,996	3,700,408	6,262
New Zealand Dollar	10/15/2014	Deutsche Bank	1,747,193	1,471,599	4,063
New Zealand Dollar	10/15/2014	Barclays Bank	108,911	91,732	253
New Zealand Dollar	10/15/2014	Credit Suisse	270,000	227,411	631
Swiss Franc	10/15/2014	Barclays Bank	365,924	402,563	886
					$ 233,572

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2014

				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Japanese Yen	8/13/2014	Barclays Bank	686,665	118,875,354	$ 1,158,951	$ 1,155,814	$ (1,088)
British Pound	Euro	8/13/2014	Barclays Bank	272,259	344,022	459,518	460,313	(734)
British Pound	Swis Franc	8/13/2014	Barclays Bank	246,619	378,980	416,243	416,728	(722)
Canadian Dollar	Australian Dollar	8/13/2014	Barclays Bank	263,260	260,463	241,728	241,882	832
Canadian Dollar	Japanese Yen	8/13/2014	Credit Suisse	429,023	40,172,596	393,933	390,594	2,859
Canadian Dollar	Japanese Yen	8/13/2014	Barclays Bank	456,028	42,700,169	418,730	415,170	3,039
Danish Krone	Euro	8/13/2014	Credit Suisse	1,018,037	136,452	182,711	182,578	202
Danish Krone	Euro	8/13/2014	Barclays Bank	1,616,069	216,692	290,043	289,941	47
Euro	British Pound	8/13/2014	Credit Suisse	347,642	283,026	465,156	477,690	(11,904)
Euro	British Pound	8/13/2014	Barclays Bank	682,855	540,000	913,683	911,411	3,519
Euro	Canadian Dollar	8/13/2014	Deutsche Bank	399,960	582,821	535,159	535,153	(705)
Euro	Canadian Dollar	8/13/2014	Barclays Bank	447,849	652,605	599,237	599,230	(789)
Euro	Danish Krone	8/13/2014	Barclays Bank	259,104	1,932,669	346,690	346,864	(210)
Euro	Danish Krone	8/13/2014	Deutsche Bank	33,522	250,000	44,853	44,869	(7)
Euro	Norwegian Krona	8/13/2014	Barclays Bank	225,893	1,850,696	302,252	293,837	9,458
Euro	Swedish Krona	8/13/2014	Barclays Bank	413,551	3,789,252	553,334	548,991	5,729
Euro	Swedish Krona	8/13/2014	Deutsche Bank	58,579	532,037	78,381	77,083	1,475
Japanese Yen	British Pound	8/13/2014	Credit Suisse	89,957,511	524,520	874,648	885,283	(8,344)
Japanese Yen	Canadian Dollar	8/13/2014	Barclays Bank	43,968,146	467,612	427,498	429,367	(848)
New Zealand Dollar	Euro	8/13/2014	Deutsche Bank	450,000	287,305	381,416	384,424	(4,387)
Norwegian Krona	Euro	8/13/2014	Deutsche Bank	4,563,443	551,002	724,544	737,259	(14,558)
Norwegian Krona	Euro	8/13/2014	Barclays Bank	2,879,330	343,243	457,155	459,271	(2,713)
Swedish Krona	Euro	8/13/2014	Credit Suisse	1,918,064	211,189	277,891	282,578	(5,318)
Swedish Krona	Euro	8/13/2014	Deutsche Bank	532,037	57,562	77,082	77,020	(150)
Swedish Krona	Euro	8/13/2014	Barclays Bank	1,661,188	179,726	240,675	240,479	(468)
Swiss Franc	British Pound	8/13/2014	Credit Suisse	378,980	252,882	416,728	426,814	(9,543)
Czech Koruna	Euro	9/23/2014	Deutsche Bank	1,780,000	64,778	86,119	86,685	(527)
Polish Zloty	Euro	9/23/2014	Deutsche Bank	890,000	213,127	283,973	285,206	(2,657)
Polish Zloty	Euro	9/23/2014	Barclays Bank	738,612	177,661	235,670	237,744	(3,052)
British Pound	Japanese Yen	10/15/2014	Barclays Bank	467,612	43,884,912	428,699	426,689	180
Canadian Dollar	Euro	10/15/2014	Deutsche Bank	583,811	399,960	535,229	535,268	(236)
Canadian Dollar	Euro	10/15/2014	Barclays Bank	653,680	447,849	599,283	599,358	(264)
Danish Krone	Euro	10/15/2014	Deutsche Bank	1,267,810	170,027	227,634	227,547	85
Euro	British Pound	10/15/2014	Barclays Bank	344,022	272,455	460,407	459,588	1,089
Euro	Danish Krone	10/15/2014	Barclays Bank	216,692	1,615,701	290,000	290,097	(108)
Euro	Norwegian Krona	10/15/2014	Deutsche Bank	250,661	2,107,929	335,461	333,899	2,834
Euro	Norwegian Krona	10/15/2014	Barclays Bank	343,243	2,886,280	459,364	457,191	3,880
Euro	Swedish Krona	10/15/2014	Deutsche Bank	57,562	532,282	77,035	77,097	186
Euro	Swedish Krona	10/15/2014	Barclays Bank	179,726	1,661,862	240,528	240,709	581
Japanese Yen	British Pound	10/15/2014	Barclays Bank	118,760,787	686,665	1,155,226	1,158,293	2,274
Swedish Krona	Euro	10/15/2014	Barclays Bank	1,918,936	207,518	277,944	277,722	(671)
Swiss Franc	British Pound	10/15/2014	Barclays Bank	378,598	246,619	416,505	416,007	1,155
								$ (30,579)

Total Unrealized Gain on Forward Contracts								$ 37,358

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Loss Averse Equity Income Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 61.4%			RETAIL - 6.4%
BANKS - 1.1%			American Eagle Outfitters, Inc.	10,000	$ 106,600
Citigroup, Inc.	2,000	$ 97,820	Einstein Noah Restaurant Group, Inc.	4,000	60,520
			GNC Holdings, Inc.	3,900	127,959
DIVERSIFIED FINANCIAL SERVICES - 2.5%			Kohl's Corp.	1,800	96,372
Five Oaks Investment Corp.	20,000	221,200	Target Corp.	1,600	95,344
			Wal-Mart Stores, Inc.	1,200	88,296
FOREST PRODUCTS & PAPER - 0.0%					575,091
Veritiv Corp. *	38	1,525	SEMICONDUCTORS - 3.3%
			Altera Corp.	2,800	91,616
HOME BUILDERS - 0.9%			Cypress Semiconductor Corp.	10,000	101,100
KB Home	5,000	81,500	Marvell Technology Group Ltd.	7,500	100,050
					292,766
INVESTMENT COMPANIES - 17.4%			TELECOMMUNICATIONS - 7.9%
Apollo Investment Corp.	17,600	149,424	AT&T, Inc.	2,000	71,180
BlackRock Kelso Capital Corp.	18,000	157,680	CenturyLink, Inc.	3,500	137,340
Fifth Street Finance Corp.	30,700	296,869	Cisco Systems, Inc.	5,000	126,150
Garrison Capital, Inc.	5,000	71,250	Telefonaktiebolaget LM Ericsson - ADR	8,500	105,655
Medley Capital Corp.	14,000	175,980	Telefonica Brasil SA - ADR	4,900	98,735
PennantPark Investment Corp.	10,500	116,865	Verizon Communications, Inc.	3,350	168,907
Prospect Capital Corp.	34,000	360,740			707,967
TICC Capital Corp.	25,000	238,000
		1,566,808	TOTAL COMMON STOCK (Cost - $5,387,156)		5,516,823
MACHINERY DIVERSIFIED - 1.2%
Deere & Co.	1,300	110,643	EXCHANGE TRADED FUNDS - 32.0%
			DEBT FUND - 6.0%
MINING - 1.2%			ProShares UltraShort 20+ Year Treasury *	9,000	536,670
Newmont Mining Corp.	4,500	112,095
			EQUITY FUNDS - 26.0%
MISCELLANEOUS MANUFACTURING - 1.1%			Alerian MLP ETF	9,500	175,465
General Electric Co.	4,000	100,600	Industrial Select Sector SPDR Fund	7,500	388,500
			IPATH S&P 500 VIX Short-Term Futures ETN *	2,700	85,023
OIL & GAS - 0.6%			iShares Mortgage Real Estate Capped ETF	15,000	185,400
Transocean Ltd.	1,400	56,476	ProShares UltraPro Short S&P 500 *	12,500	615,625
			ProShares UltraShort Russell2000 *	4,300	208,335
PHARMACEUTICALS - 2.9%			ProShares Ultrashort S&P 500 *	22,000	573,100
Merck & Co., Inc.	2,000	113,480	SPDR S&P International Dividend ETF	2,000	100,220
Pfizer, Inc.	5,000	143,500			2,331,668
		256,980
REITS - 18.4%			TOTAL EXCHANGE TRADED FUNDS (Cost - $3,176,147)		2,868,338
American Capital Mortgage Investment Corp.	8,000	159,440
American Realty Capital Properties, Inc.	9,000	117,990	TOTAL INVESTMENTS - 93.4% (Cost - $8,563,303) (a)		Value
Campus Crest Communities, Inc.	21,500	172,000	OTHER ASSETS LESS LIABILITIES - 6.6%		$ 8,385,161
CYS Investments, Inc.	12,500	111,000	NET ASSETS - 100.0%		594,183
Franklin Street Properties Corp.	9,000	109,260			$ 8,979,344
HCP, Inc.	2,900	120,437	* Non-income producing security.
Independence Realty Trust, Inc.	14,000	137,900	ADR - American Depositary Receipt.	ETF - Exchange Traded Fund
Silver Bay Realty Trust Corp.	488	7,886	REIT - Real Estate Investment Trust.	ETN - Exchange Traded Note
Two Harbors Investment Corp.	20,000	204,600
Whitestone REIT	13,024	194,839	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
		1,335,352	purposes is $8,719,326 and differs from market value by net unrealized
			appreciation (depreciation) on securities as follow:
			Unrealized Appreciation:		$ 313,560
			Unrealized Depreciation:		(647,725)
			Net Unrealized Depreciation:		$ (334,165)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Strategy Fund
July 31, 2014

Security	Shares	Value
EXCHANGE TRADED FUNDS - 57.0%
COMMODITY - 2.0%
PowerShares DB Base Metals Fund *	21,700	$ 384,741

COUNTRY FUND - 17.2%
iShares China Large-Cap ETF	19,900	805,154
iShares MSCI Brazil Capped ETF	15,100	732,350
WisdomTree India Earnings Fund	18,150	397,848
WisdomTree Japan Hedged Equity Fund	26,900	1,344,193
		3,279,545
EMERGING MARKET - EQUITY - 5.0%
iShares MSCI Emerging Markets ETF	21,600	946,512

ENERGY - 3.9%
Energy Select Sector SPDR Fund	7,600	734,388

HEALTH & BIOTECHNOLOGY - 4.0%
Health Care Select Sector SPDR Fund	12,400	755,408

INVERSE SECURITIES - 5.0%
ProShares Short S&P 500 *	40,700	962,555

LEISURE INDUSTRY - 3.9%
Consumer Discretionary Select Sector SPDR Fund	11,300	743,992

PRECIOUS METALS - 7.9%
Market Vectors Gold Miners ETF	21,600	559,224
Market Vectors Junior Gold Miners ETF *	13,600	565,080
SPDR S&P Metals & Mining ETF	9,200	380,880
		1,505,184
TECHNOLOGY - 8.1%
PowerShares QQQ Trust Series 1	8,000	760,240
Technology Select Sector SPDR Fund	20,300	791,497
		1,551,737

TOTAL EXCHANGE TRADED FUNDS - (Cost - $10,809,592)		10,864,062

SHORT - TERM INVESTMENT - 45.0%
MONEY MARKET FUND - 45.0%
Invesco STIT-Treasury Portfolio - 0.01% +	8,584,882	8,584,882
(Cost - $8,584,882) (a)

TOTAL INVESTMENTS - 102.0% (Cost - $19,394,474) (a)		$ 19,448,944
LIABILITES LESS OTHER ASSETS - (2.0) %		(377,099)
NET ASSETS - 100.0%		$ 19,071,845

ETF - Exchange Traded Fund
* Non income producing security.
+ Variable rate security. Interest rate is as of July 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,595,472 and differs from market value by net unrealized  appreciation (depreciation) on securities as follow:

Unrealized Appreciation:		$ 112,436
Unrealized Depreciation:		(1,258,964)
Net Unrealized Depreciation:		$ (1,146,528)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
July 31, 2014

Security	Shares	Value
COMMON STOCK - 51.7%
AEROSPACE/DEFENSE - 0.7%
Boeing Co.	1,465	$ 176,503

AGRICULTURE - 0.4%
Philip Morris International, Inc.	1,355	111,124

AIRLINES - 0.8%
Delta Air Lines, Inc.	5,200	194,792

APPAREL - 0.8%
NIKE, Inc.	2,600	200,538

BANKS - 7.9%
Citigroup, Inc.	7,550	369,271
First Republic Bank	35,550	165,856
The Goldman Sachs Group, Inc.	870	150,397
JPMorgan Chase & Co.	9,550	550,749
State Street Corp.	3,900	274,715
Wells Fargo & Co.	10,400	529,360
		2,040,348
BEVERAGES - 2.5%
The Coca-Cola Co.	12,537	492,579
PepsiCo, Inc.	1,750	154,175
		646,754
BIOTECHNOLOGY - 1.0%
Celgene Corp. *	2,900	252,735

COMMERCIAL SERVICES - 1.7%
Mastercard, Inc. - Class A	6,000	444,900

COMPUTERS - 5.5%
Accenture PLC - Class A	2,500	198,200
Apple, Inc.	128,100	1,224,252
		1,422,452
DIVERSIFIED FINANCIAL SERVICES - 1.8%
Franklin Resources, Inc.	6,550	354,683
T Rowe Price Group, Inc.	1,500	116,490
		471,173
FOOD - 0.8%
Mondelez International, Inc. - Class A	5,700	205,200

HEALTHCARE-PRODUCTS - 0.4%
Zimmer Holdings Inc.	1,250	125,088

INSURANCE - 1.2%
American International Group, Inc.	3,500	181,930
Arthur J Gallagher & Co.	2,700	121,500
		303,430
INTERNET - 4.5%
Amazon.com, Inc. *	560	175,274
eBay, Inc. *	5,100	269,280
Facebook, Inc. *	2,800	203,420
Google, Inc. *	885	512,902
		1,160,876

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2014

Security			Shares	Value
MACHINERY - DIVERSIFIED - 0.9%
Cummins, Inc.			1,675	$ 233,478

MISCELLANEOUS MANUFACTURING - 1.7%
Eaton Corp. PLC			6,500	441,480

OIL & GAS - 3.2%
Anadarko Petroleum Corp.			1,300	138,905
Antero Resources Corp. *			183	10,570
Continental Resources, Inc. *			1,150	168,797
EOG Resources, Inc.			1,150	125,856
Occidental Petroleum Corp.			3,900	381,069
				825,197
OIL & GAS SERVICES - 2.7%
National Oilwell Varco, Inc.			3,000	243,120
Schlumberger Ltd.			4,130	447,651
				690,771
PHARMACEUTICALS - 3.0%
Johnson & Johnson			6,200	620,558
Merck & Co., Inc.			2,600	147,524
				768,082
RETAIL - 3.6%
Costco Wholesale Corp.			2,250	264,465
The Home Depot, Inc.			4,175	337,549
PVH Corp.			950	104,671
Walgreen Co.			3,100	213,187
				919,872
SEMICONDUCTORS - 1.9%
QUALCOMM, Inc.			3,950	291,115
Texas Instruments, Inc.			4,175	193,094
				484,209
SOFTWARE - 3.1%
Microsoft Corp.			9,000	388,440
Oracle Corp.			7,000	282,730
VMWare, Inc.- Class A *			1,250	124,200
				795,370
TRANSPORTATION - 1.6%
Union Pacific Corp.			3,000	294,930
United Parcel Service, Inc. - Class B			1,260	122,331
				417,261

TOTAL COMMON STOCK (Cost - $11,041,428)				13,331,633
	Principal	Interest	Maturity
CONVERTIBLE BONDS - 30.1%	Amount	Rate	Date
APPAREL - 1.6%
Iconix Brand Group, Inc.	$ 280,000	1.5000%	3/15/2018	402,850

AUTO MANUFACTURERS - 0.2%
Tesla Motors, Inc.	45,000	1.2500	3/1/2021	42,272

BIOTECHNOLOGY - 3.4%
BioMarin Pharmaceutical, Inc.	68,000	1.5000	10/15/2020	71,783
Cubist Pharmaceuticals, Inc. - 144A	39,000	1.8750	9/1/2020	42,047
Cubist Pharmaceuticals, Inc. - 144A	78,000	1.1250	9/1/2018	83,948

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BIOTECHNOLOGY (Continued) - 3.4%
Gilead Sciences, Inc.	$ 90,000	1.6250%	5/1/2016	$ 362,025
Illumina, Inc. - 144A	325,000	0.0000	6/15/2019	324,594
				884,397
BUILDING MATERIALS - 0.7%
Cemex SAB de CV	135,000	3.2500	3/15/2016	187,059

COMPUTERS - 1.5%
SanDisk Corp. - 144A	320,000	0.5000	10/15/2020	373,800

DIVERSIFIED FINANCIAL SERVICES - 1.0%
Air Lease Corp.	90,000	3.8750	12/1/2018	125,944
FXCM, Inc.	65,000	2.2500	6/15/2018	65,244
Portfolio Recovery Associates, Inc. - 144A	66,000	3.0000	8/1/2020	77,880
				269,068
HEALTHCARE-PRODUCTS - 1.2%
Cepheid, Inc. - 144A	115,000	1.2500	2/1/2021	108,675
Hologic, Inc.	110,000	2.0000	12/15/2037	139,219
Insulet Corp.	65,000	2.0000	6/15/2019	68,534
				316,428
HEALTHCARE-SERVICES - 2.1%
Molina Healthcare, Inc.	110,000	1.1250	1/15/2020	129,456
WellPoint, Inc.	265,000	2.7500	10/15/2042	416,216
				545,672
HOUSEHOLD PRODUCTS/WARES - 0.7%
Jarden Corp. - 144A	190,000	1.1250	3/15/2034	188,575

INSURANCE - 0.6%
MGIC Investment Corp.	27,000	5.0000	5/1/2017	29,818
MGIC Investment Corp.	90,000	2.0000	4/1/2020	116,494
				146,312
INTERNET - 2.1%
HomeAway, Inc. - 144A	60,000	0.1250	4/1/2019	58,913
Priceline.com, Inc.	330,000	1.0000	3/15/2018	477,675
				536,588
INVESTMENT COMPANIES - 1.3%
Ares Capital Corp.	310,000	5.7500	2/1/2016	331,506

LODGING - 1.7%
MGM Resorts International	300,000	4.2500	4/15/2015	446,063

MEDIA - 1.7%
Liberty Interactive LLC	250,000	0.7500	3/30/2043	349,648
Liberty Media Corp. - 144A	88,000	1.3750	10/15/2023	90,310
				439,958
METAL FABRICATE/HARDWARE - 0.5%
RTI International Metals, Inc.	125,000	1.6250	10/15/2019	122,422

MISCELLANEOUS MANUFACTURING - 1.4%
Trinity Industries, Inc.	200,000	3.8750	6/1/2036	370,375

OIL & GAS SERVICES - 0.9%
Helix Energy Solutions Group, Inc.	175,000	3.2500	3/15/2032	230,781

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
PHARMACEUTICALS - 1.3%
Salix Pharmaceuticals Ltd.	$ 155,000	1.5000%	3/15/2019	$ 321,044

SEMICONDUCTORS - 0.3%
SunEdison, Inc. - 144A	85,000	0.2500	1/15/2020	85,797

SOFTWARE - 5.2%
Electronic Arts, Inc.	371,000	0.7500	7/15/2016	450,301
Medidata Solutions, Inc. - 144A	130,000	1.0000	8/1/2018	142,594
Salesforce.com, Inc.	125,000	0.2500	4/1/2018	139,063
ServiceNow, Inc. - 144A	225,000	0.0000	11/1/2018	242,719
Take-Two Interactive Software, Inc.	155,000	1.7500	12/1/2016	204,116
Workday, Inc. - Class A	30,000	1.5000	7/15/2020	37,154
Workday, Inc. - Class A	90,000	0.7500	7/15/2018	111,202
				1,327,149
TELECOMMUNICATIONS - 0.7%
Finisar Corp. - 144A	60,000	0.5000	12/15/2033	58,763
Palo Alto Networks, Inc. - 144A	130,000	0.0000	7/1/2019	132,600
				191,363

TOTAL CONVERTIBLE BONDS (Cost - $6,545,515)				7,759,479
			Dividend
PREFERRED STOCK - 10.6%		Shares	Rate
AEROSPACE/DEFENSE - 2.5%
United Technologies Corp.		10,825	7.5000%	642,139

DIVERSIFIED FINANCIAL SERVICES - 1.3%
AMG Capital Trust II		5,500	5.1500	347,875

ELECTRIC - 2.0%
Dominion Resources, Inc.		260,000	6.3750	132,080
Exelon Corp.		2,650	6.5000	130,115
NextEra Energy, Inc.		4,100	5.8890	246,902
				509,097
INSURANCE - 1.5%
MetLife, Inc.		12,500	5.0000	378,250

OIL & GAS - 1.3%
Chesapeake Energy Corp. - 144A		135	5.7500	161,156
Chesapeake Energy Corp. - 144A		140	5.7500	164,500
				325,656
REITS - 1.0%
American Tower Corp.		125,000	5.2500	138,281
Crown Castle International Corp.		1,200	4.5000	120,277
				258,558
TRANSPORTATION - 1.0%
Genesee & Wyoming, Inc.		1,900	5.0000	256,196

TOTAL PREFERRED STOCK (Cost - $2,328,932)				2,717,771

SHORT-TERM INVESTMENT - 8.2%			Interest
MONEY MARKET FUND - 8.2%			Rate
Fidelity Institutional Money Market Fund - Prime Money Market Portfolio		2,120,047	0.01%+	2,120,047
TOTAL SHORT-TERM INVESTMENT (Cost - $2,120,047)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2014
Value

TOTAL INVESTMENTS - 100.6% (Cost - $22,035,922) (a)	$ 25,928,930
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(163,339)
TOTAL NET ASSETS - 100.0%	$ 25,765,591

* Non-income producing security.
+ Variable rate security. Interest rate is as of July 31, 2014.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,126,909 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$ 4,019,707
Unrealized Depreciation	(217,686)
Net Unrealized Appreciation	$ 3,802,021

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.9%
AEROSPACE/DEFENSE - 2.0%			MISCELLANEOUS MANUFACTURING - 6.3%
United Technologies Corp.	10,616	$ 1,116,272	Dover Corp.	16,600	$ 1,423,616
			General Electric Co.	80,227	2,017,709
AGRICULTURE - 1.3%					3,441,325
Philip Morris International, Inc.	8,895	729,479	OIL & GAS - 13.7%
			Apache Corp.	10,332	1,060,683
AUTO PARTS & EQUIPMENT - 2.1%			Chevron Corp.	14,200	1,835,208
BorgWarner, Inc.	18,400	1,145,400	ConocoPhillips	20,496	1,690,920
			Hess Corp.	17,900	1,771,742
BANKS - 13.0%			Occidental Petroleum Corp.	12,100	1,182,291
Bank of New York Mellon Corp.	28,700	1,120,448			7,540,844
Goldman Sachs Group, Inc.	5,300	916,211	OIL & GAS SERVICES - 2.6%
JPMorgan Chase & Co.	35,102	2,024,332	Halliburton Co.	20,800	1,434,992
US Bancorp	19,507	819,879
Wells Fargo & Co.	44,300	2,254,870	PHARMACEUTICALS - 9.4%
		7,135,740	Abbott Laboratories	22,800	960,336
COMPUTERS - 6.2%			Actavis PLC *	5,680	1,216,997
Apple, Inc.	17,300	1,653,361	AmerisourceBergen Corp.	25,700	1,976,587
EMC Corp.	30,300	887,790	Express Scripts Holding Co. *	14,000	975,100
SanDisk Corp.	9,200	843,732			5,129,020
		3,384,883	RETAIL - 2.3%
COSMETICS / PERSONAL CARE - 1.5%			Wal-Mart Stores, Inc.	17,200	1,265,576
Procter & Gamble Co.	10,600	819,592
			SEMICONDUCTORS - 2.9%
DIVERSIFIED FINANCIAL SERVICES - 4.4%			Intel Corp.	46,528	1,576,834
American Express Co.	8,700	765,600
Discover Financial Services	26,800	1,636,408	SOFTWARE - 3.0%
		2,402,008	Microsoft Corp.	17,500	755,300
ELECTRIC - 3.8%			Oracle Corp.	22,300	900,697
NextEra Energy, Inc.	13,136	1,233,339			1,655,997
Public Service Enterprise Group, Inc.	24,900	875,733	TELECOMMUNICATIONS - 1.6%
		2,109,072	Cisco Systems, Inc.	34,800	878,004
ELECTRONICS - 3.9%
Agilent Technologies, Inc.	15,300	858,177
Honeywell International, Inc.	13,672	1,255,500	TOTAL COMMON STOCK (Cost - $33,724,014)		54,288,368
		2,113,677
HEALTHCARE - PRODUCTS - 2.3%			SHORT - TERM INVESTMENT - 1.2%
Baxter International, Inc.	17,000	1,269,730	MONEY MARKET FUND - 1.2%
			AIM Short Term Investment Trust Prime Portfolio, Institutional Class 0.01% +	628,927	628,927
HEALTHCARE - SERVICES - 1.3%			(Cost - $628,927)
MEDNAX, Inc. *	12,000	710,160

INSURANCE - 4.0%			TOTAL INVESTMENTS - 100.1% (Cost - $34,352,941) (a)		$ 54,917,295
Allstate Corp.	17,332	1,013,056	LIABILITIES LESS OTHER ASSETS - (0.1) %		(38,054)
American International Group, Inc.	22,400	1,164,352	NET ASSETS - 100.0%		$ 54,879,241
		2,177,408
INTERNET - 1.3%			+ Variable rate security - interest rate is as July 31, 2014.
eBay, Inc. *	13,600	718,080	* Non Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,162,429 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

MACHINERY - DIVERSIFIED - 1.5%
Deere & Co.	9,800	834,078		Unrealized Appreciation:	$ 19,788,472
				Unrealized Depreciation:	(33,606)
MEDIA - 6.5%				Net Unrealized Appreciation:	$ 19,754,866
CBS Corp. - Class B	15,900	903,597
DIRECTV *	15,800	1,359,590
Time Warner Cable, Inc.	9,100	1,320,410
		3,583,597
MINING - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	30,000	1,116,600

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Income Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.4%
AGRICULTURE - 3.7%			PIPELINES - 24.2% (Continued)
Altria Group, Inc.	1,900	$ 77,140	Regency Energy Partners LP - MLP	2,000	$ 60,340
Lorillard, Inc.	1,200	72,576	Sunoco Logistics Partners LP - MLP	2,000	88,780
Reynolds American, Inc.	1,700	94,945	Targa Resources Partners LP - MLP	1,000	66,880
		244,661	TC Pipelines LP	1,000	52,610
BANKS - 0.7%			Williams Partners LP - MLP	500	25,320
Deutsche Bank AG	1,277	43,622			1,603,960
			REITS - 2.6%
CHEMICALS - 1.6%			Getty Realty Corp.	2,000	36,740
Dow Jones Chemical Co.	2,000	102,140	Highwoods Properties, Inc.	1,000	42,070
			Lexington Realty Trust	3,000	32,820
COMMERCIAL SERVICES - 3.2%			Mack-Cali Realty Corp.	1,000	21,100
Macquarie Infrastructure Co. LLC	3,000	209,160	Universal Health Realty Income Trust	1,000	42,060
					174,790
ELECTRIC - 3.4%			SEMICONDUCTORS - 8.5%
Dominion Resources, Inc.	1,000	67,640	Intel Corp.	10,000	338,900
MDU Resources Group, Inc.	2,000	63,020	Microchip Technology, Inc.	5,000	225,100
NextEra Energy Inc.	1,000	93,890			564,000
		224,550	TELECOMMUNICATIONS - 16.6%
ENERGY - ALTERNATE SOURCES - 1.5%			AT&T, Inc.	3,000	106,770
Clean Energy Fuels Corp. *	10,000	99,600	CenturyLink ,Inc.	2,200	86,328
			Cisco Systems, Inc.	4,000	100,920
ENERGY MANAGEMENT COMPANIES - 6.4%			Deutsche Telekom AG - ADR	15,000	244,650
EnLink Midstream Partners LP	2,000	58,400	Frontier Communications Corp.	15,000	98,250
Kinder Morgan, Inc.	3,000	107,940	Telefonica S.A. - ADR	10,000	162,400
Oneok, Inc.	2,000	128,860	Verizon Communications, Inc.	2,000	100,840
Williams Cos., Inc.	2,000	113,260	Vodafone Group PLC	6,000	199,320
		408,460			1,099,478
ENVIRONMENTAL CONTROL - 1.2%			TRANSPORTATION - 1.2%
Coventa Holding Corp.	4,000	81,680	Martin Midstream Partners LP - MLP	2,000	78,480

GAS - 5.3%			TOTAL COMMON STOCK (Cost - $5,845,792)		6,034,451
Atmos Energy Corp.	2,000	96,640
National Grid PLC - ADR	2,000	143,580	SHORT-TERM INVESTMENTS - 0.1%
ONE Gas, Inc.	3,000	108,000	MONEY MARKET FUND - 0.1%
		348,220	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.04% +	7,799	7,799
INTERNET - 4.3%			(Cost $7,799)
Yahoo!, Inc. *	8,000	286,480
			TOTAL INVESTMENTS - 97.5% (Cost - $5,853,591)		$ 6,042,250
IRON / STEEL - 4.3%			LIABILITIES LESS OTHER ASSETS - 2.5%		572,940
Cliffs Natural Resources, Inc.	11,000	191,950	NET ASSETS - 100.0%		$ 6,615,190
Mesabi Trust	5,000	92,900
		284,850	ADR - American Depositary Receipt
OIL & GAS - 8.9%			REIT - Real Estate Investment Trust
Chevron Corp.	1,500	193,860	MLP - Master Limited Partnership
ConocoPhillips	1,000	82,500	+ Variable rate security. Interest rate is as of July 31, 2014.
Crestwood Equity Partners LP - MLP	2,000	29,140	* Non-income producing security
EQT Corp.	1,000	93,820

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,854,019 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Seadrill Ltd.	3,000	108,780
Transocean Ltd.	2,000	80,680	Unrealized Appreciation:		$ 569,935
		588,780	Unrealized Depreciation:		(177,698)
PIPELINES - 24.4%			Net Unrealized Appreciation:		$ 147,356
Access Midstream Partners LP - MLP	500	30,110
Boardwalk Pipeline Partners LP - MLP	15,000	281,400
Buckeye Partners LP - MLP	1,000	80,290
DCP Midstream Partners LP - MLP	1,000	54,470
El Paso Pipeline Partners LP - MLP	1,000	33,330
Enbridge Energy Partners LP - MLP	1,000	34,450
Enbridge, Inc.	2,000	97,960
Energy Transfer Partners LP - MLP	1,000	55,740
EnLink Midstream LLC. - MLP	5,000	191,050
Enterprise Products Partners LP	1,000	74,600
Kinder Morgan Energy Partners LP - MLP	1,000	81,020
Magellan Midstream Partners LP - MLP	1,000	80,190
NuStar Energy LP - MLP	1,000	62,840
Pembina Pipeline Corp.	2,000	83,760
Plains All American Pipeline LP - MLP	1,200	68,820

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 99.6%
AEROSPACE/DEFENSE - 4.3%			MACHINERY-DIVERSIFIED - 3.5%
BE Aerospace, Inc. *	17,000	$ 1,447,380	Cummins, Inc.	10,374	$ 1,446,032
TransDigm Group, Inc.	6,328	1,062,598	The Middleby Corp. *	7,638	556,505
		2,509,978			2,002,537
APPAREL - 6.4%			MEDIA - 1.0%
Michael Kors Holdings Ltd. *	22,055	1,797,041	Walt Disney Co.	6,676	573,335
Under Armour, Inc. - Class A *	28,466	1,900,106
		3,697,147	METAL FABRICATE/HARDWARE - 2.9%
BIOTECHNOLOGY - 13.2%			Precision Castparts Corp.	7,417	1,697,010
Alexion Pharmaceuticals, Inc. *	6,328	1,006,089
Biogen Idec, Inc. *	2,779	929,270	OIL & GAS - 1.0%
Celgene Corp. *	17,365	1,513,360	Cabot Oil & Gas Corp. - Class A	17,619	580,546
Gilead Sciences, Inc. *	28,049	2,567,886
Regeneron Pharmaceuticals, Inc. *	5,104	1,613,987	PHARMACEUTICALS - 2.1%
		7,630,592	Pharmacyclics, Inc. *	10,208	1,229,452
CHEMICALS - 2.1%
Monsanto Co.	10,848	1,226,800	RETAIL - 9.3%
			Chipotle Mexican Grill, Inc. - Class A *	2,708	1,821,130
COMMERCIAL SERVICES - 3.7%			Dunkin' Brands Group, Inc.	15,535	665,825
MasterCard, Inc. - Class A	28,977	2,148,645	Starbucks Corp.	37,034	2,876,801
					5,363,756
COMPUTERS - 2.7%			SEMICONDUCTORS - 2.3%
Apple, Inc.	16,429	1,570,120	ARM Holdings PLC - ADR	31,571	1,349,976

DIVERSIFIED FINANCIAL SERVICES - 3.9%			SOFTWARE - 5.5%
Visa, Inc. - Class A	10,375	2,189,229	Salesforce.com, Inc. *	36,869	2,000,143
			Workday, Inc. - Class A *	13,909	1,166,131
INTERNET - 32.6%					3,166,274
Amazon.com, Inc. *	8,095	2,533,654	TOTAL COMMON STOCK
Facebook, Inc.- Class A *	63,478	4,611,677	(Cost - $53,681,753)		57,573,124
FireEye, Inc. *	11,095	393,873
Google, Inc. - Class A *	1,535	889,609	SHORT-TERM INVESTMENTS - 0.0%
Google, Inc. - Class C *	2,926	1,672,502	MONEY MARKET FUND - 0.0%
LinkedIn Corp. *	13,734	2,480,910	First American Government Obligations
Priceline.com, Inc. *	2,584	3,210,491	Fund, 0.00% +	3,567	3,567
Splunk, Inc. *	21,001	987,467	TOTAL SHORT-TERM INVESTMENT
TripAdvisor, Inc. *	12,763	1,210,443	(Cost - $ 3,567)
Twitter, Inc. *	18,722	846,047
		18,836,673	TOTAL INVESTMENTS - 99.6%		$ 57,576,691
LODGING - 3.1%			(Cost - $53,685,320) (a)
Las Vegas Sands Corp.	24,388	1,801,054	OTHER ASSETS LESS LIABILITIES - 0.4%		224,180
			NET ASSETS - 100.0%		$ 57,800,871

			* Non-Income producing security.
			+ Variable rate security. Interest rate is as of July 31, 2014.
			ADR - American Depositary Receipt.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,775,305 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 5,148,390
			Unrealized Depreciation		(1,350,571)
			Net Unrealized Appreciation		$ 3,797,819

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 1.0%			OFFICE PROPERTY (Continued) - 15.0%
HEALTHCARE-SERVICES - 1.0%			Brandywine Realty Trust	36,060	$ 560,733
Capital Senior Living Corp. *	18,970	$ 467,421	Douglas Emmett , Inc.	28,120	801,139
TOTAL COMMON STOCK (Cost - $435,987)			Highwoods Properties, Inc.	36,930	1,553,645
			Hudson Pacific Properties, Inc.	45,150	1,155,840
REITS - 98.7%			Kilroy Realty Corp.	14,803	915,418
APARTMENTS - 19.5%					7,078,196
American Campus Communities, Inc.	40,160	1,563,027	REGIONAL MALLS - 15.9%
AvalonBay Communities, Inc.	14,735	2,181,959	General Growth Properties, Inc.	50,652	1,183,737
Education Realty Trust, Inc.	118,640	1,252,838	Glimcher Realty Trust	53,740	577,168
Equity Residential	18,460	1,193,439	Simon Property Group, Inc.	28,341	4,766,673
Essex Property Trust, Inc.	10,570	2003756	Tanger Factory Outlet Centers	29,260	1,013,859
UDR, Inc.	34,310	997,734			7,541,437
		9,192,753	SHOPPING CENTERS - 9.8%
DIVERSIFIED - 7.0%			Acadia Realty Trust	46,778	1,320,543
Cousins Properties, Inc.	71,140	880,713	Kimco Realty Corp.	8,470	189,559
STAG Industrial, Inc.	27,895	637,122	Kite Realty Group Trust	131,090	799,649
Vornado Realty Trust	16,930	1,794,919	Ramco-Gershenson Properties Trust	49,930	828,838
		3,312,754	Regency Centers Corp.	22,360	1,215,490
HEALTHCARE - 6.3%			Washington Prime Group, Inc. *	13,772	260,152
HCP, Inc.	15,360	637,901			4,614,231
Health Care REIT, Inc.	19,050	1,212,152	STORAGE - 6.5%
Omega Healthcare Investors, Inc.	9,160	334,706	CubeSmart	77,300	1,407,633
Physicians Realty Trust	24,350	342,848	Extra Space Storage, Inc.	32,440	1,678,121
Sabra Health Care REIT, Inc.	16,430	455,111			3,085,754
		2,982,718	WAREHOUSE - 3.3%
HOTELS - 11.9%			First Industrial Realty Trust, Inc.	36,450	657,923
Ashford Hospitality Trust, Inc.	27,526	316,824	Prologis, Inc.	22,740	928,017
Chesapeake Lodging Trust	39,320	1,167,018			1,585,940
DiamondRock Hospitality Co.	44,480	545,325
Felcor Lodging Trust, Inc.	73,020	764,519	TOTAL REITS (Cost - $39,450,432)		46,644,821
Hersha Hospitality Trust	72,170	477,044
Host Hotels & Resorts, Inc.	76,730	1,668,110	SHORT-TERM INVESTMENT - 0.6%
Lasalle Hotel Properties	19,400	674,926	MONEY MARKET FUND - 0.6%
		5,613,766	Fidelity Institutional Money Market
MORTGAGE - 3.5%			Fund - Government Portfolio, 0.01% +	295,246	295,246
MFA Financial, Inc.	33,570	273,260	TOTAL SHORT-TERM INVESTMENT
Starwood Property Trust, Inc.	47,330	1,116,988	(Cost - $295,246)
Two Harbors Investment Corp.	24,147	247,024
		1,637,272	TOTAL INVESTMENTS - 100.3% (Cost - $40,181,665) (a)		$ 47,407,488
OFFICE PROPERTY - 15.0%			LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %		(163,011)
Alexandria Real Estate Equities, Inc.	7,080	556,488	TOTAL NET ASSETS - 100.00%		$ 47,244,477
Boston Properties, Inc.	12,850	1,534,933
			REIT - Real Estate Investment Trust.
			+ Variable rate security. Interest rate is as of July 31, 2014.
			* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,876,548 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 6,623,826
			Unrealized Depreciation		(92,886)
			Net Unrealized Appreciation		$ 6,530,940

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.9%
AGRICULTURE - 0.5%			BIOTECHNOLOGY - 0.7%
Swedish Match AB	10,619	$ 347,416	CSL Ltd.	7,754	$ 483,206

AIRLINES - 0.2%			BUILDING MATERIALS - 1.0%
International Consolidated Airlines Group SA *	20,025	111,944	Asahi Glass Co. Ltd.	43,000	254,822
Turk Hava Yollari *	2	5	Daikin Industries Ltd.	4,400	302,202
		111,949	James Hardie Industries - ADR	5,036	62,554
AUTO MANUFACTURERS - 0.6%			Sika AG	18	69,963
Suzuki Motor Corp.	4,500	150,172			689,541
Tata Motors Ltd. - ADR	7,622	299,697	CHEMICALS - 2.7%
		449,869	Daicel Corp.	15,000	151,394
AUTO PARTS & EQUIPMENT - 0.9%			EMS Chemie Holdings	367	158,007
Continental AG	1,072	230,689	Lonza Group AG	1,736	192,353
Sumitomo Electric Industries Ltd.	15,100	221,339	Mitsubishi Chemical Holdings Corp.	22,500	98,479
Toyota Industries Corp.	4,800	233,859	Sasol Lts. - ADR	10811	625,416
		685,887	Sumitomo Chemical Co. Ltd.	44,000	167,253
BANKS - 12.0%			Yara International ASA	11600	529,270
Akbank TAS	61,707	247,501			1,922,172
Asya Katilim Bankasi AS *	36,300	20,461	COMMERCIAL SERVICES - 0.2%
Banca Monte dei Paschi di Siena SpA *	50,504	91,080	Cielo SA	4,500	82,577
Banco Bradesco - ADR	24,230	370,234	Toppan Printing Co. Ltd.	9,000	68,560
Banco de Sabadell SA	93,091	301,953			151,137
Banco do Brasil SA- ADR	9,850	120,072	COMPUTERS - 3.3%
Banco popolare SC *	7,069	109,086	Advantech Co. Ltd.	17,000	132,125
Banco Santander Cent Hispano - ADR	42,597	424,692	Compal Electronics	529,000	486,433
Banco Santander SA	43,116	432,859	Computershare Ltd.	31,128	375,728
Bank Hapoalim BM	126,613	738,124	Fujitsu Ltd.	34,000	260,639
Bank Leumi Le-Israel BM *	54,789	215,011	Infosys Technologies Ltd. - ADR	6,972	382,205
Bank of China Ltd.	771,000	368,450	Lenovo Group Ltd.- ADR	5,992	162,203
Bank of Queensland Ltd.	21,593	249,259	Otsuka Corp.	900	41,009
China Construction Bank - ADR	18,052	274,390	Quanta Computer, Inc.	73,000	203,676
China Construction Bank Corp - H Shares	895,000	684,778	TDK Corp.	6,600	316,625
CorpBanca - ADR	4,010	71,137			2,360,643
Credit Agricole SA	23,348	315,590	DISTRIBUTION / WHOLESALE - 0.4%
DNB Holdings ASA	18,666	330,316	Mitsubishi Corp.	12,300	259,197
HDFC Bank Ltd. - ADR	7,731	366,449
ICIC Bank Ltd. - ADR	9,400	470,188	DIVERSIFIED FINANANCIAL SERVICES - 0.6%
Industrial & Commercial Bank of China Ltd. - H Shares	621,000	423,530	Hargreaves Lansdown PLC	4,005	68,968
Intesa Sanpaolo SpA	77,593	230,241	Investor AB Bshares	4,499	163,247
Itau Unibanco Holding SA - ADR	20,488	315,515	Old Mutual PLC	25,243	82,987
Mediobanca SpA *	12,940	113,965	Orix Corp.	5,600	90,508
National Bank of Greece *	18,980	60,375			405,710
National Bank of Greece - ADR *	14,406	46,675	ELECTRIC - 5.4%
Nordea Bank AB	12,540	168,083	E.ON SE	41,594	784,609
Piraeus Bank SA *	54,892	115,237	E.ON SE - ADR	3,928	73,729
Skandinaviska Enskilda Banken AB - A Shares	8,090	108,244	Electricite de France SA	6,076	196,124
Societe Generale SA	6,945	348,383	Enel SpA	137,940	784,674
SVENSKA HANDELSBANKEN-B Shares	1,414	64,935	Fortum OYJ	12,910	331,718
Turkiye Vakiflar Bankasi Tao - D Shares	61,591	171,584	GDF Suez	8,473	218,301
Unicredit SpA	36,770	286,622	GDF Suez - ADR	6,278	162,098
		8,655,019	Iberdrola SA	116,334	864,810
BEVERAGES - 0.2%			Iberdrola SA - ADR	2,628	77,920
Anheuser-Busch - ADR	1,632	176,223	PGE SA	10,136	67,377
			Red Electrica Corp SA	2,104	180,653
			RWE AG	4,320	173,305
					3,915,318

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2014

Security	Shares		Value	Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%				HEALTHCARE - PRODUCTS - 1.6%
Brother Industries Ltd.	14,500		$ 259,436	Coloplast A/S - Class B	5,576	$ 471,119
Delta Electronic, Inc.	12,000		81,462	Sonova Holgind AG	2,674	414,540
Furukawa Electric Co. Ltd.	4,000		8,462	Sysmex Corp. - ADR	6,308	123,195
Hitachi Ltd.	30,000		232,535	Terumo Corp.	6,000	136,057
Nidec Corp. - ADR	5,842		95,809			1,144,911
Ushio, Inc.	7,600		90,711	HEALTHCARE - SERVICES - 0.4%
			768,415	Miraca Holdings, Inc.	700	32,397
ELECTRONICS - 4.6%				Ramsay Health Care Ltd.	3,644	162,378
Hirose Electric Co. Ltd.	2,800		393,540	Sonic Healthcare Ltd.	4,636	77,559
Hon Hai Precision Industry Co.	170,000		581,945			272,334
Hoya Corp.	5,300		171,615	HOLDING COMPANIES - DIVERSIFIED - 0.3%
Ibiden Co. Ltd.	4,900		97,917	Industrivarden AB	4,303	79,944
Keyence Corp.	200		87,133	Industrivarden AB-A SHS	7,126	138,726
Kinsus Interconnect Technology Corp.	98,000		404,739			218,670
Kyocera Corp.	2,200		106,567	HOME FURNISHINGS - 0.8%
Murata Manufacturing Co. Ltd.	3,100		295,523	Arcelik AS	32,613	206,466
NEC Corp.	77,000		297,301	Electrolux AB - Series B	14,329	355,203
Nippon Electric Glass Co. Ltd.	2,000		11,206			561,669
Omron Corp.	5,200		230,645	HOUSEHOLD PRODUCTS / WARES - 0.3%
Simplo Technology Co. Ltd.	118,000		639,712	Unilever Indonesia Tbk PT	97,500	255,061
			3,317,843
ENERGY - ALTERNATE RESOURCES - 0.4%				INSURANCE - 3.2%
Enel Green Power SpA	113,281		313,079	Aegon NV - NY Reg. Shares	6,847	55,598
				Aegon NV	3,802	30,809
ENGINEERING & CONSTRUCTION - 0.9%				BB Seguridad Participacoes	47,000	684,414
Acciona SA *	1,620		132,744	China Life Insurance Co. Ltd. - H Shares	22,000	65,337
Bouygues SA	3,001		118,126	CNP Assurances	6,382	125,286
Enka Insaat ve Sanayi AS	0	^	1	Dai-ichi Life Insurance Co. Ltd.	14,600	205,674
Ferrovial SA	18,776		393,090	Gjensidige Forsikring ASA	9,570	184,263
Fraport AG Frankfurt Airport Service Worldwide	274		17,994	Ping An Insurance Group Co. of China Ltd. - H Shares	25,000	212,424
			661,955	Power Corp. of Canda	9,031	266,110
ENTERTAINMENT - 0.5%				Sampo Oyj	8,875	440,525
OPAP SA	24,283		395,418			2,270,440
				INTERNET - 0.5%
FOOD - 2.7%				Tencent Holdings Ltd.	15,100	245,219
Aryzta AG	2,251		203,436	United Internet AG	3,514	140,382
Delhaize Group SA	1,707		111,307			385,601
Kerry Group PLC	1,389		103,082	INVESTMENT COMPANIES - 1.3%
Lindt & Spruengli AH	82		425,603	Delek Group Ltd.	798	312,925
Nestle SA	6,965		515,264	Exor SpA	3,756	143,674
Nestle SA - ADR	3,285		243,583	Investor AB - A Shares	8,343	293,552
Unilever NV - ADR	8,317		342,078	RMI Holdings	57,173	166,079
			1,944,353			916,230
GAS - 1.8%				IRON / STEEL - 0.8%
Enagas	11,881		394,966	Cherepovets MK Severstal - GDR	37,784	363,157
Gas Natural SDG SA	14,125		433,619	EREGLI DEMIR VE CELIK FABRIK	51,039	107,452
Snam Rete Gas Spa	85,315		502,528	Hitachi Metals Ltd.	5,000	81,311
			1,331,113			551,920
HAND / MACHINE TOOLS - 0.3%				LEISURE TIME - 0.2%
Fuji Electric Holdings Co. Ltd.	24,000		123,755	Yamaha Corp.	8,600	131,052
Sandvik AB	7,675		96,494
			220,249

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2014

Security	Shares	Value	Security	Shares	Value
LODGING - 0.9%			OIL & GAS - 10.7% (Continued)
Galaxy Entertainment Group Ltd. *	24,000	$ 201,831	Neste Oil OYJ	12,039	$ 222,002
MGM China Holdings Ltd.	60,000	219,397	NovaTek OAO - ADR	867	90,038
Sands China Ltd. - ADR	1,446	105,645	OAO Gazprom - ADR	144,181	1,056,847
Sands China Ltd.	16,000	117,466	PEYTO EXPLORATION & DEV CORP.	8,143	274,874
		644,339	Repsol YPF, S.A.	13,150	327,672
MACHINERY CONSTRUCTION & MINING - 0.3%			Rosneft Oil Company	73,900	455,906
Mitsubishi Electric Corp.	15,000	198,033	Santos Ltd.	28,581	382,984
			Suncor Energy, Inc.	14,164	582,458
MACHINERY - DIVERSIFIED - 0.5%			Surgutneftegaz - ADR	6,385	43,929
Amada Co. Ltd.	9,000	87,422	Talisman Energy, Inc.	7,996	83,801
Fanuc Ltd.	300	51,852	Total Fina Elf SA - ADR	1,050	67,725
Mitsubishi Heavy Industries Ltd.	30,000	195,569	Total SA	4,748	305,981
		334,843	Tourmaline Oil Corp. *	10,098	476,100
MEDIA - 0.2%					7,725,515
British Sky Broadcasting Group PLC	12,310	182,075	PHARMACEUTICALS - 10.9%
			Actelion Ltd.	4,570	548,432
METAL FABRICATE / HARDWARE - 1.1%			Astellas Pharma, Inc.	30,000	406,838
Catcher Technology Comp Ltd.	12,000	97,982	AstraZeneca PLC - ADR	9,292	678,271
NSK Ltd.	3,000	42,207	AstraZeneca PLC	2,722	198,134
Tenaris S.A.	19,141	411,728	Bayer AG	3,044	401,208
Tenaris SA - ADR	5,049	216,955	Bayer AG - ADR	1,190	156,694
		768,872	Chugai Pharmaceutical Co. Ltd.	10,800	359,473
MINING - 0.9%			Daiichi Sankyo Co. Ltd.	9,400	170,935
Boliden AB	13,983	226,408	GlaxoSmithKline PLC - ADR	8,886	429,816
JSC MMC Norilsk Nickel - ADR	3,971	77,156	GlaxoSmithKline PLC	4,531	109,134
Mitsubishi Materials Corp.	21,000	76,344	Grifols SA	5,571	251,266
Norsk Hydro ASA	45,098	266,983	Grifols SA - ADR	3,753	137,623
		646,891	Hisamitsu Pharmaceutical Co.	1,900	75,688
MISCELLANEOUS MANUFACTURING - 1.3%			Kyowa Hakko Kirin Co. Ltd.	1,000	13,739
FUJIFILM Holdings Corp.	8,700	248,361	Medipal Holdings Co.	9,900	124,772
Konica Minolta Holdings, Inc.	24,000	256,234	Merck KGAA	2,064	182,376
Largan Precision Co. Ltd.	3,000	230238	Novartis AG Reg. Shs	3,548	308,417
Orkla ASA	18,877	170,621	Otsuka Holdings Co. Ltd.	6,200	197,435
		905,454	Roche Holding AG - ADR	16,947	615,600
OFFICE / BUSINESS EQUIPMENT - 1.1%			Roche Holding AG	833	241,542
Canon, Inc.	13,200	431,863	Sanofi - ADR	1,163	60,790
Canon, Inc. - ADR	5,612	184,017	Sanofi	6,598	692,187
Ricoh Co. Ltd.	9,700	111,046	Santen Pharmaceutical Co. Ltd.	2,000	117,907
		726,926	Shionogi & Co. Ltd.	3,700	79,883
OIL & GAS - 10.7%			Shire PLC - ADR	4,850	1,195,525
BP Plc-Spons - ADR	3,228	158,075	Suzuken Co. Ltd./Aichi Japan	2,500	79,712
Canadian Natural Resources Ltd.	17,414	760,253			7,833,397
Crescent Point Energy Corp.	3,510	143,437	PIPELINES - 0.4%
EnCana Corp.	8,164	176,073	TransCanada Corp.	5,619	282,318
Enerplus Corp.	7,664	175,497
Eni SPA	23,912	607,986	REAL ESTATE - 0.8%
Husky Energy, Inc.	7,129	217,203	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	65,061	84,178
Idemitsu Kosan Co.	8,000	163,526	Hysan Development Co. Ltd.	27,000	129,243
INPEX CORP.	15,200	225,285	Redefine Properties Ltd.	425,379	381,516
Lukoil - ADR	4,405	245,799			594,937
Lukoil OAO - ADR	8,343	467,625
Lundin Petroleum AB *	806	14,439

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2014

Security	Shares	Value	Security	Shares	Value
RETAIL - 1.8%			TRANSPORTATION - 1.6%
Citizen Holdings Co. Ltd.	6,000	$ 47,708	Aurizon Holdings Ltd.	40,062	$ 185,014
Hennes & Mauritz AB - ADR	6,083	248,552	Central Japan Railway Co	1,000	142,029
Hennes & Mauritz AB - B Shares	20,982	170,374	Deutsche Post AG	2,163	69,150
Mr.Price Group Ltd.	30,823	582,268	Deutsche Post AG - ADR	7,242	231,382
Tim Hortons	1,441	80,620	DSV A/S	8,466	267156
Woolworths Holdings Ltd.	24,735	191,045	East Japan Railway Co.	3,100	248,344
		1,320,567			1,143,075
SEMICONDUCTORS - 3.2%			WATER - 0.4%
Advanced Semiconductor Engineer - ADR	86,362	517,308	Companhia de Saneamento	29,500	263,114
Infineon Technologies AG	14,174	156,054
Media Tek Inc.	17,000	262,827	TOTAL COMMON STOCK (Cost - $63,919,080)		69,689,597
Rohm Co. Ltd.	1,900	107,119
Samsung Electronics Co. Ltd. - GDR - Reg S	505	325,220	PREFERRED STOCK - 0.5%
Samsung Electronics Co. Ltd.	166	214,854	AUTO MANUFACTURERS - 0.2%
Samsung Electronics Co. Ltd. - GDR - Pfd	25	12,938	Bayerische Motoren Werke AG	135	12,783
Taiwan Semiconductor Mfg Co. Ltd. - ADR	35,654	713,080	Porsche Automobil Holding SE	1,500	140,094
		2,309,400			152,877
SOFTWARE - 0.6%			ELECTRIC - 0.3%
Amadeus IT Holding SA - A Shares	10,953	430,670	Centrais Eletricas Brasileiras SA - B Shares	20,600	262,230

TELECOMMUNICATIONS - 9.9%			TOTAL PREFERRED STOCK (Cost - $373,228)		415,107
Belgacom SA	6,096	199,053
Bezeq The Israeli Telecommunication Corp.	68,287	127,076	SHORT - TERM INVESTMENT - 3.3%
BT Group PLC - ADR	3,487	228,468	MONEY MARKET FUND - 3.3%
BT Group PLC	66,382	434,407	Fidelity Institutional Money Market Funds - Government
Deutsche Telekom AG - ADR	4,525	73,803	Portfolio 0.00% +
Deutsche Telekom AG	27,958	453,337	(Cost - $2,366,908)	2,366,908	2,366,908
Ericsson (LM) Tel. - ADR	13,366	166,139
Ericsson LM	28,066	349,292	TOTAL INVESTMENTS - 100.7% (Cost - $66,659,216) (a)		$ 72,471,612
KDDI Corp.	7,500	431,143	LIABILITIES LESS OTHER ASSETS - (0.7) %		(521,163)
Koninklijke KPN N.V. *	97,782	312,428	NET ASSETS - 100.0%		$ 71,950,449
Millicom International Cellular SA - ADR	2,098	178,407	* Non - income producing security.
NICE Systems Ltd.	1,852	73,491	ADR - American Depositary Receipt.
Nippon Telegraph & Telephone	6,500	431,649	GDR - Global Depositary Receipt.
Nokia Corp. - ADR*	45,752	362,813	NVDR - Non-Voting Depositary Receipt.
Nokia OYJ *	40,695	322,148	REIT - Real Estate Investment Trust.
Orange SA - ADR	9,406	146,357	^ Amount less than 1 Share.
Orange SA	14,039	219,669	+ Variable rate security. Interest rate is as of July 31, 2014.
Swisscom AG	1,239	687,326

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,889,125 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

TDC A/S	11,550	116,432
Telecom Italia SpA - ADR	6,102	56,688
Telecom Italia SpA *	187,430	215,805	Unrealized Appreciation:		$ 7,247,220
Telefonica Deutschland Holding	12,535	97,929	Net Unrealized Depreciation:		(1,664,733)
Telefonica S.A	24,999	407,227	Net Unrealized Appreciation:		$ 5,582,487
Telenet Group Holding NV *	370	19,762
Telenor ASA	7,220	165,915
Telenor ASA - ADR	2,138	148,163
TeliaSonera AB	39,796	297,906
Vodafone Group PLC	89,304	297,263
Vodafone Group PLC - ADR	2,573	85,475
		7,105,571

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2014
Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Yen	8/1/2014	Bank of New York	9,654,580	$ 93,861	$ (682)
Swedish Krona	8/1/2014	Bank of New York	297,320	43,079	(88)
Norwegian Krona	8/4/2014	Deutsche Bank	2,418,655	384,032	1,245
Yen	8/5/2014	UBS	7,689,961	74,764	(39)
Australian Dollar	9/17/2014	Royal Bank of Scotland	3,474,101	3,218,183	(6,334)
Bristish Pound	9/17/2014	Deutsche Bank	4,314,068	7,278,957	(828)
Canadian Dollar	9/17/2014	UBS	2,326,902	2,134,748	(1,051)
Danish Krona	9/17/2014	UBS	748,080	134,293	(1,781)
Euro	9/17/2014	Bank of New York	611,077	817,721	(11,881)
Hong kong Dollar	9/17/2014	UBS	5,035,750	649,815	112
Israeli Shekel	9/17/2014	Royal Bank of Scotland	245,735	71,733	(67)
Yen	9/17/2014	Bank of New York	209,089,908	2,033,489	(17,350)
New Zealand Dollar	9/17/2014	Royal Bank of Scotland	165,486	139,765	903
Norwegian Krona	9/17/2014	Royal Bank of Scotland	455,919	72,292	(2,897)
Singapore Dollar	9/17/2014	UBS	856,336	686,164	4,404
Swedish Krona	9/17/2014	Bank of New York	5,566,402	806,344	(13,541)
Swiss Franc	9/17/2014	Deutsche Bank	1,210,071	1,330,940	(21,031)
					$ (70,906)

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell:
Yen	8/1/2014	Bank of New York	2,423,334	$ 23,559	$ 171
Yen	8/4/2014	UBS	3,601,012	35,010	18
Swedish Krona	8/4/2014	Deutsche Bank	507,564	73,497	(390)
Yen	8/5/2014	Deutsche Bank	2,068,946	20,123	(67)
Australian Dollar	8/5/2014	UBS	12,912	11,997	40
Australian Dollar	8/6/2014	Deutsche Bank	7,780	7,232	(12)
Australian Dollar	9/17/2014	Royal Bank of Scotland	660,921	612,235	5,048
Bristish Pound	9/17/2014	Deutsche Bank	149,033	251,458	2,514
Canadian Dollar	9/17/2014	UBS	109,134	100,122	86
Danish Krona	9/17/2014	UBS	915,217	164,297	2,734
Euro	9/17/2014	Bank of New York	3,354,046	4,488,259	76,125
Hong kong Dollar	9/17/2014	UBS	601,418	77,607	(17)
Israeli Shekel	9/17/2014	Royal Bank of Scotland	4,628,337	1,351,067	(14,390)
Yen	9/17/2014	Bank of New York	279,342,582	2,716,726	13,933
New Zealand Dollar	9/17/2014	Royal Bank of Scotland	8,207	6,931	248
Norwegian Krona	9/17/2014	Royal Bank of Scotland	8,733,207	1,384,771	30,655
Singapore Dollar	9/17/2014	UBS	17,583	14,089	(26)
Swedish Krona	9/17/2014	Bank of New York	19,645,037	2,845,762	85,211
Swiss Franc	9/17/2014	Deutsche Bank	1,357,014	1,492,561	20,053
					$ 221,934

Total unrealized gain on forward foreign currency contracts					$ 151,028

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.4%
AEROSPACE / DEFENSE - 2.8%			DIVERSIFIED FINANCIAL SERVICES - 1.8%
Curtiss-Wright Corp.	6,850	$ 435,044	FBR & Co. *	5,400	$ 150,984
Ducommun, Inc. *	10,840	299,726	Investment Technology Group, Inc. *	17,500	320,075
		734,770			471,059
AIRLINES - 0.5%			ELECTRIC - 4.1%
SkyWest, Inc.	11,994	128,216	Empire District Electric Co.	12,160	298,042
			IDACORP, Inc.	4,960	265,608
APPAREL - 0.9%			PNM Resources, Inc.	10,190	261,373
Unifi, Inc. *	7,850	224,824	Portland General Electric Co.	8,110	258,952
					1,083,975
AUTO PARTS & EQUIPMENT - 2.2%			ELECTRONICS - 2.7%
Douglas Dynamics, Inc.	9,770	163,159	Checkpoint Systems, Inc. *	10,500	128,520
Standard Motor Products, Inc.	11,780	424,669	Sanmina Corp. *	11,130	259,218
		587,828	Watts Water Technologies, Inc.	5,490	320,945
BANKS - 14.1%					708,683
1st Source Corp.	3,689	104,731	ENGINEERING & CONSTRUCTION - 1.0%
Associated Banc-Corp.	16,000	286,720	AECOM Technology Corp. *	7,850	266,507
Banner Corp.	7,870	316,689
Central Pacific Financial Corp.	6,920	123,868	ENTERTAINMENT - 1.3%
Columbia Banking System, Inc.	11,760	299,762	Marriott Vacations Worldwide Corp. *	5,720	329,186
First Financial Bancorp	13,805	225,574
First Interstate Bancsystem, Inc.	10,770	281,097	FOOD - 1.8%
First Midwest Bancorp, Inc.	15,507	251,214	Cal-Maine Foods, Inc.	4,390	312,568
Iberiabank Corp.	4,830	316,896	Ingles Markets, Inc.	6,158	150,994
Old National Bancorp	22,690	303,592			463,562
Sandy Spring Bancorp, Inc.	6,500	152,165	GAS - 2.1%
State Bank Financial Corp.	7,400	122,174	Northwest Natural Gas Co.	6,200	267,964
TCF Financial Corp.	17,710	279,995	Southwest Gas Corp.	5,850	289,751
Trico Bancshares	5,000	111,850			557,715
Trustmark Corp.	10,400	239,512	HEALTHCARE - PRODUCTS - 2.9%
Wintrust Financial Corp.	6,173	285,995	Alere, Inc, *	8,200	328,000
		3,701,834	Greatbatch, Inc. *	8,920	441,629
BIOTECHNOLOGY - 1.0%					769,629
Charles River Laboratories International, Inc. *	5,000	271,050	HEALTHCARE-SERVICES - 1.0%
			Gentiva Health Services, Inc. *	13,630	246,703
BUILDING MATERIALS - 1.0%
Apogee Enterprises, Inc.	8,447	274,105	HOME FURNISHINGS - 2.0%
			La-Z-Boy, Inc.	10,160	213,766
CHEMICALS - 3.0%			Universal Electronics, Inc. *	6,317	300,879
Minerals Technologies, Inc.	5,490	318,804			514,645
OM Group, Inc.	9,125	257,964	INSURANCE - 4.2%
Stepan Co.	4,100	197,292	American Equity Investment Life Holding Co.	12,917	285,982
		774,060	Aspen Insurance Holdings Ltd.	6,600	264,066
COMMERCIAL SERVICES - 4.9%			First American Financial Corp.	9,520	258,373
Hill International, Inc. *	30,976	148,994	Hanover Insurance Group, Inc.	4,950	286,160
Huron Consulting Group, Inc. *	4,330	261,705			1,094,581
Korn/Ferry International *	8,440	248,305	INTERNET - 1.1%
Matthews International Corp. - Class A	4,470	194,400	Conversant, Inc. *	12,060	281,842
Quad/Graphics, Inc.	11,500	242,880
SP Plus Corp. *	10,216	200,234	IRON/STEEL - 0.8%
		1,296,518	United States Steel Corp.	6,030	201,945
COMPUTERS - 2.1%
DST Systems, Inc.	3,070	276,515	MEDIA - 1.1%
Insight Enterprises, Inc. *	10,440	274,259	John Wiley & Sons, Inc.	4,800	288,432
		550,774
DISTRIBUTION/WHOLESALE - 1.1%
Owens & Minor, Inc.	8,760	289,868

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2014

Security	Shares	Value	Security	Shares	Value
MINING - 0.5%			SAVINGS & LOANS - 1.9%
Coeur Mining, Inc. *	17,020	$ 132,756	Washington Federal, Inc.	14,460	$ 303,081
			WSFS Financial Corp.	2,830	202,600
MISCELLANEOUS MANUFACTURING - 0.7%					505,681
Standex International Corp.	2,838	187,166	SEMICONDUCTORS - 3.1%
			Emulex Corp. *	56,510	332,279
OIL & GAS - 4.0%			IXYS Corp.	12,842	146,655
Parker Drilling Co. *	42,950	265,431	OmniVision Technologies, Inc. *	14,500	324,800
PBF Energy, Inc.	9,360	253,656			803,734
Swift Energy Co. *	23,000	254,150	SOFTWARE - 1.2%
Unit Corp. *	4,500	285,075	Acutate Corp. *	26,000	109,720
		1,058,312	Digital River, Inc. *	15,160	216,636
OIL & GAS SERVICES - 2.3%					326,356
Exterran Holdings, Inc.	7,100	299,975	TELECOMMUNICATIONS - 1.7%
Helix Energy Solutions Group, Inc. *	11,700	297,531	Polycom, Inc. *	22,780	292,040
		597,506	Spok Holdgins, Inc.	10,330	154,640
REAL ESTATE - 1.2%					446,680
Forestar Group, Inc. *	13,070	324,819	TEXTILES - 1.0%
			UniFirst Corp.	2,760	268,300
REITS - 14.7%
Chesapeake Lodging Trust	10,670	316,686	TRANSPORTATION - 1.1%
CoreSite Realty Corp.	8,529	278,557	Werner Enterprises, Inc.	11,320	278,246
First Industrial Realty Trust, Inc.	14,640	264,252
Government Properties Income Trust	10,830	252,880	TOTAL COMMON STOCK - (Cost - $24,558,859)		25,812,800
Healthcare Trust of America, Inc.	26,820	319,426
LaSalle Hotel Properties	8,420	292,932	SHORT-TERM INVESTMENT - 1.7%
Lexington Realty Trust	27,240	298,006	MONEY MARKET FUND - 1.7%
Pennsylvania Real Estate Investment Trust	14,700	282,681	Invesco STIT-Treasury Portfolio - 0.01% +
PS Business Parks, Inc.	2,800	231,000	(Cost - $450,563)	450,563	450,563
Ramco-Gershenson Properties Trust	16,080	266,928
RLJ Lodging Trust	7,930	222,357	TOTAL INVESTMENTS - 100.1% (Cost - $25,009,422) (a)		$ 26,263,363
Select Income REIT	8,398	233,045	LIABILITIES LESS OTHER ASSETS- (0.1) %		(23,978)
Sovran Self Storage, Inc.	3,920	300,742	NET ASSETS - 100.0%		$ 26,239,385
Sunstone Hotel Investors, Inc.	20,610	292,456	REIT - Real Estate Investment Trust
		3,851,948	+ Variable rate security - interest rate is as July 31, 2014.
RETAIL - 3.5%			* Non Income producing security.
Brown Shoe Co, Inc.	11,209	315,982

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,009,422 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

DineEquity, Inc.	3,000	243,150
Shoe Carnival, Inc.	6,487	115,469
Vitamin Shoppe, Inc. *	5,730	244,384	Unrealized Appreciation:		$ 2,179,012
		918,985	Unrealized Depreciation:		(925,071)
			Net Unrealized Appreciation:		$ 1,253,941

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 89.0%			ENVIRONMENTAL - 1.1%
AGRICULTURE - 0.6%			Coway Co. Ltd.	5,000	$ 431,021
KT&G Corp.	2,500	$ 241,527
			FOOD - 0.8%
AUTO MANUFACTURERS - 3.6%			Ulker Biskuvi Sanayi AS	40,000	309,398
Kia Motors Corp.	8,000	469,678
Tata Motors, Inc. - ADR	25,000	983,000	FOREST PRODUCTS & PAPER - 0.4%
		1,452,678	Mondi Ltd.	10,000	175,902
BANKS - 21.5%
Alpha Bank AE *	450,000	359,286	HEALTHCARE SERVICES - 0.7%
Banco Macro SA - ADR	10,000	423,200	Netcare Ltd.	100,000	287,166
Bancolombia SA - ADR	8,000	499,280
Bank of China Ltd.	1,700,000	812,406	HOLDING COMPANIES - DIVERSIFIED - 0.5%
China Construction Bank Corp.	700,000	535,581	Barloworld Ltd.	20,000	189,713
Commercial International Bank Egypt SAE - GDR	250,000	1,457,787
FirstRand Ltd.	200,000	804,265	HOME FURNISHINGS - 1.2%
Grupo Financiero Galicia SA - ADR	15,000	241,800	Steinhoff International Holdings Ltd.	100,000	499,654
ICICI Bank Ltd. - ADR	30,000	1,500,600
Industrial & Commercial Bank of China Ltd.	800,000	545,610	INSURANCE - 2.7%
Krung Thai Bank PCL - NVDR	600,000	397,656	Porto Seguro SA	50,000	692,776
Sberbank of Russia OAO - ADR	13,000	107,640	Samsung Fire & Marine Insurance Co. Ltd.	1,500	411,171
Sberbank of Russia - ADR *	37,000	309,320			1,103,947
Turkiye Halk Bankasi AS	100,000	751,796	INTERNET - 0.9%
		8,746,227	MercadoLibre, Inc.	4,000	370,000
BUILDING MATERIALS - 0.7%
Taiwan Cement Corp.	200,000	297,434	IRON / STEEL - 1.0%
			Eregli Demir ve Celik Fabrikalari TAS	200,000	421,058
CHEMICALS - 0.7%
Sasol Ltd.	5,000	288,481	MINING - 2.2%
			AngloGold Ashanti Ltd. - ADR *	17,000	292,230
COMMERCIAL SERVICES - 2.2%			MMC Norilsk Nickel OJSC - ADR	12,000	233,160
Kroton Educacional SA	15,000	400,168	Sesa Sterlite Ltd. - ADR	20,000	376,400
Zhejiang Expressway Co., Ltd.	450,000	486,132			901,790
		886,300	MISCELANEOUS MANUFACTURING - 0.9%
COMPUTERS - 6.6%			Fosun International Ltd.	300,000	379,464
Infosys Ltd. - ADR	24,000	1,315,680
Inventec Corp.	600,000	532,834	OIL & GAS - 12.2%
Lenovo Group Ltd.	600,000	818,447	China Petroleum & Chemical Corp.	600,000	587,399
		2,666,961	Ecopetrol SA - ADR	12,000	404,880
COSMETICS / PERSONAL CARE - 0.8%			Gazprom OAO - ADR	90,000	659,700
AMOREPACIFIC Group	400	343,402	Lukoil OAO - ADR	20,000	1,121,000
			PetroChina Co., Ltd.	270,000	349,937
DISTRIBUTION / WHOLESALE - 1.0%			PTT PCL - NVDR	40,000	395,255
Hanwha Corp.	14,000	396,834	Reliance Industries Ltd. - GDR	15,000	495,911
			SK Holdings Co. Ltd.	2,500	423,469
DIVERSIFIED FINANCIAL SERVICES - 1.4%			YPF SA - ADR	15,000	530,700
CTBC Financial Holding Co., Ltd.	834,767	583,673			4,968,251
			PHARMACEUTICALS - 2.4%
ELECTRIC - 1.7%			Dr. Reddy's Laboratories Ltd. - ADR	15,000	671,250
Cia Energetica de Minas Gerais - ADR	35,000	287,700	Sihuan Pharmaceutical Holdings Group Ltd.	500,000	306,517
Huaneng Power International, Inc.	350,000	388,514			977,767
		676,214
ELECTRONICS - 2.6%
Hon Hai Precision Industry Co., Ltd.	200,000	684,641
Pegatron Corp.	200,000	378,602
		1,063,243
ENGINEERING & CONSTRUCTION - 1.7%
Larsen & Toubro Ltd. - GDR	15,000	365,648
TAV Havalimanlari Holdings AS	40,000	327,761
		693,409
ENTERTAINMENT - 1.4%
OPAP SA	35,000	569,930

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2014

Security	Shares	Value	Security	Shares	Value
REAL ESTATE - 1.6%			PREFERRED STOCK - 4.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	320,000	$ 414,028	FOOD - 2.4%
Shimao Property Holdings Ltd.	100,000	229,923	Cia Brasileira de Distribuicao	20,000	$ 967,768
		643,951
RETAIL - 1.2%			HOLDING COMPANIES - DIVERSIFIED - 1.7%
GOME Electrical Appliances Holding Ltd.	1,400,000	236,305	Itausa - Investimentos Itau SA	165,000	691,386
GS Home Shopping, Inc.	1,000	270,143
		506,448	TOTAL PREFERRED STOCK (Cost - $1,387,787)		1,659,154
SEMICONDUCTORS - 7.1%
Advanced Semiconductor Engineering, Inc. - ADR	70,000	419,300	RIGHTS - 0.0%
Samsung Electronics Co., Ltd.	800	1,035,442	HOME FURNISHINGS - 0.0%
Siliconware Precision Industries Co. - ADR	50,000	332,500	Steinhoff International Holdings Ltd. * (Cost - $4,043)	16,588	2,212
SK Hynix, Inc. *	25,000	1,087,813
		2,875,055	SHORT-TERM INVESTMENT - 1.8%
TELECOMMUNICATIONS - 5.7%			MONEY MARKET FUND - 1.8%
Global Telecom Holding - GDR *	150,000	523,500	First American Government Obligations Fund - 0.01% +
Hellenic Telecommunications Organization SA *	30,000	410,908	(Cost - $722,556)	722,556	722,556
Mobile Telesystems OJSC - ADR	20,000	358,600
SK Telecom Co., Ltd.	1,000	256,719
Telecom Argentina SA - ADR	12,000	262,680	TOTAL INVESTMENTS - 99.9% (Cost - $36,705,922) (a)		$ 40,695,512
Turkcell Iletisim Hizmetleri AS *	40,000	261,170	OTHER ASSETS LESS LIABILITIES - 0.1%		47,853
Vodacom Group Ltd.	20,000	233,815	NET ASSETS - 100.0%		$ 40,743,365
		2,307,392
			* Non-income producing security.
TOTAL COMMON STOCK (Cost - $32,500,119)		36,254,290	+ Variable rate security. Interest rate is as of July 31, 2014.
			ADR - American Depositary Receipt.
EXCHANGE TRADED FUNDS - 5.0%			GDR - Global Depositary Receipt.
EQUITY FUNDS - 5.0%			NVDR - Non Voting Depositary Receipt.
Global X MSCI Colombia ETF	20,000	405,000	REIT - Real Estate Investment Trust.
iShares MSCI South Africa ETF	10,000	691,500	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,737,425
Market Vectors Russia ETF	40,000	960,800	and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
TOTAL EXCHANGE TRADED FUNDS (Cost - $2,091,396)		2,057,300	Unrealized Appreciation:		$ 4,976,784
			Unrealized Depreciation:		(1,018,697)
			Net Unrealized Appreciation:		$ 3,958,087

Forward Currency Contracts

Foreign Currency	Settlement Date	Local Currency Amount Purchased	U.S. Dollar Market Value	Unrealized (Depreciation)

To Sell:
South Korean Rand	8/6/2014	932,113	$ 86,858	$ (349)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.1%			DIVERSIFIED FINANCIAL SERVICES - 1.8%
ADVERTISING - 0.8%			Financial Engines, Inc.	2,241	$ 87,287
MDC Partners, Inc. - Class A	8,198	$ 169,043	Portfolio Recovery Associates, Inc. *	3,581	211,136
			Pzena Investment Management, Inc. - Class A	9,900	103,059
AIRLINES - 1.5%					401,482
Spirit Airlines, Inc. *	4,883	319,446	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
			Canadian Solar, Inc. *	4,929	123,028
APPAREL - 2.3%
Carter's, Inc.	1,307	100,064	ELECTRONICS - 1.3%
Sequential Brands Group, Inc. *	7,775	93,533	Applied Optoelectronics, Inc. *	4,153	74,754
Skechers U.S.A., Inc. - Class A *	6,194	323,141	Fluidigm Corp. *	7,374	211,118
		516,738			285,872
AUTO PARTS & EQUIPMENT - 0.8%			ENGINEERING & CONSTRUCTION - 1.0%
Motorcar Parts of America, Inc. *	8,145	181,308	Tutor Perini Corp. *	8,067	219,664

BANKS - 5.0%			HEALTHCARE-PRODUCTS - 9.1%
Bank of the Ozarks	6,412	197,297	Cepheid, Inc. *	7,372	277,482
BankUnited, Inc.	9,148	285,784	Cooper Cos, Inc.	1,720	276,714
Customers Bancorp, Inc. *	10,748	203,782	Cyberonics, Inc. *	3,096	184,119
Signature Bank *	1,915	219,057	Dexcom, Inc. *	5,861	220,842
ViewPoint Financial Group, Inc.	7,532	189,354	Insulet Corp. *	5,265	186,065
		1,095,274	K2M Group Holdings, Inc. *	13,296	225,633
BIOTECHNOLOGY - 2.3%			NanoString Technologies, Inc. *	5,243	63,178
Intercept Pharmaceuticals, Inc. *	557	129,425	Spectranetics Corp. *	7,920	203,148
PTC Therapeutics, Inc. *	4,036	106,631	Trinity Biotech PLC - ADR	7,553	175,456
Synageva BioPharma Corp. *	1,196	81,818	Zeltiq Asthetics, Inc. *	10,248	207,420
Veracyte, Inc. *	5,972	85,400			2,020,057
Vertex Pharmaceuticals, Inc. *	1,298	115,405	HEALTHCARE-SERVICES - 5.3%
		518,679	Centene Corp. *	2,788	200,987
BUILDING MATERIALS - 2.6%			HCA Holdings, Inc. *	3,675	240,014
Apogee Enterprises, Inc.	5,711	185,322	Icon PLC - ADR *	4,582	237,348
Caesarstone Sdot-Yam Ltd.	4,677	202,795	Lifepoint Hospitals, Inc. *	2,849	204,330
NCI Building System, Inc. *	10,759	180,321	Surgical Care Affiliates, Inc. *	10,213	300,058
		568,438			1,182,737
CHEMICALS - 0.4%			INTERNET - 4.9%
Aceto Corp.	5,766	96,638	FireEye, Inc. *	7,645	271,398
			RetailMeNot, Inc. *	11,646	284,861
COMMERICAL SERVICES - 9.9%			WIX.Com Ltd. *	9,108	154,381
Aaron Rents, Inc.	6,010	158,544	Yandex NV - Class A *	5,950	180,166
Alliance Data Systems Corp. *	942	247,077	Zulily, Inc. *	5,926	205,158
Cvent, Inc. *	11,981	327,201			1,095,964
Grand Canyon Education, Inc. *	4,732	203,476	LEISURE TIME - 0.5%
Huron Consulting Group, Inc. *	3,351	202,534	Malibu Boats, Inc. *	5,912	113,806
MAXIMUS, Inc.	4,299	177,807
Nord Anglia Education, Inc. *	11,074	208,191	MISCELLANEOUS MANUFACTURER - 2.1%
On Assignment, Inc. *	6,409	173,107	American Railcar Industries, Inc.	3,087	211,213
PAREXEL International Corp. *	1,983	106,209	Proto Labs, Inc. *	3,104	251,424
Trinet Group, Inc. *	9,044	211,630			462,637
WuXi PharmaTech Cayman, Inc. - ADR *	6,116	188,435	OIL & GAS - 5.3%
		2,204,211	Athlon Energy, Inc. *	5,398	257,269
COMPUTERS - 4.5%			Bill Barrett Corp. *	7,657	183,845
A10 Networks, Inc. *	18,902	204,142	Oasis Petroleum, Inc. *	3,830	204,714
EPAM Systems, Inc. *	5,321	205,710	PDC Energy, Inc. *	3,987	216,335
iGATE Corp. *	5,507	196,490	RSP Permian, Inc. *	10,286	303,950
Spansion, Inc. - Class A *	10,566	200,437			1,166,113
Varonis Systems, Inc. *	9,476	199,754
		1,006,533

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2014

Security	Shares	Value	Security	Shares	Value
OIL & GAS SERVICES - 1.9%			SOFTWARE - 7.3%
NOW, Inc. *	6,078	$ 195,651	Benefitfocus, Inc. *	10,788	$ 415,770
Willbros Group, Inc. *	19,096	221,323	Concur Technologies, Inc. *	1,893	175,973
		416,974	Cornerstone OnDemand, Inc. *	5,344	223,593
PHARMACEUTICALS - 4.3%			Demandware, Inc. *	4,717	284,152
Cempra, Inc. *	10,093	92,856	Medidata Solutions, Inc. *	2,229	99,948
Pacira Pharmaceuticals, Inc. *	2,890	265,880	Omnicell, Inc. *	8,244	225,886
Quintiles Transnational Holdings, Inc. *	4,755	261,192	Solarwinds, Inc. *	4,631	190,519
Revance Therapeutics, Inc. *	3,243	99,495			1,615,841
Salix Pharmaceuticals Ltd. *	1,811	238,889	TELECOMMUNICATIONS - 0.8%
		958,312	Fortinet, Inc. *	4,046	99,329
PIPELINES - 0.8%			ORBCOMM, Inc. *	14,034	88,134
Primoris Services Corp.	7,604	181,584			187,463
			TRANSPORTATION - 2.8%
REAL ESTATE - 0.9%			Old Dominion Freight Line, Inc. *	3,440	218,371
HFF, Inc. - Class A	6,012	204,168	Roadrunner Transportation Systems, Inc. *	7,413	186,363
			Saia, Inc. *	4,851	221,444
RETAIL - 8.0%					626,178
Asbury Automotive Group, Inc. *	1,620	109,399	TRUCKING & LEASING - 1.4%
Buffalo Wild Wings, Inc. *	1,469	213,475	Greenbrier Companies, Inc.	4,746	305,880
Del Frisco's Restaurant Group, Inc. *	9,958	212,305
Finish Line, Inc. - Class A	7,037	185,003	TOTAL COMMON STOCK
Five Below, Inc. *	8,478	310,464	(Cost - $19,965,844)		21,792,104
Lithia Motors, Inc. - Class A	1,160	103,066
Popeyes Louisiana Kitchen, Inc. *	5,258	211,897	SHORT-TERM INVESTMENT - 2.1%
Red Robin Gourmet Burgers, Inc. *	2,998	192,951	MONEY MARKET FUND - 2.1%
Restoration Hardware Holdings, Inc. *	3,012	246,351	Fidelity Institutional Money Market Funds -
		1,784,911	Government Portfolio, 0.01% +	473,988	473,988
SEMICONDUCTORS - 7.9%			TOTAL SHORT-TERM INVESTMENT (Cost - $473,988)
Ambarella, Inc. *	3,540	101,279
Applied Micro Circuits Corp. *	18,272	152,571	TOTAL INVESTMENTS - 100.2%
Avago Technologies Ltd.	3,055	211,956	(Cost - $20,439,832) (a)		$ 22,266,092
Cavium, Inc. *	4,587	213,984	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %		(41,948)
GT Advanced Technologies, Inc. *	13,958	193,179	NET ASSETS - 100.0%		$ 22,224,144
Inphi Corp. *	13,070	199,448
IPG Photonics Corp. *	3,060	206,091	ADR - American Depositary Receipt.
Mellanox technologies Ltd. *	6,134	255,481	* Non-Income producing security.
NXP Semiconductor NV *	3,675	229,136	+ Variable rate security. Interest rate is as of July 31, 2014
		1,763,125

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,460,818 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 3,082,136
			Unrealized Depreciation		(1,276,862)
			Net Unrealized Appreciation		$ 1,805,274

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
July 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate).  U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded.  If no sale price is reported, the mean between the current bid and ask price or in the absence of a sale, at mean between current bid and cash price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price.  Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 30,352,304	$ -	$ 30,352,304
Foreign Government Bond	-	301,125	-	301,125
Municipal	-	833,678	-	833,678
U.S. Government & Agencies	-	13,495,322	-	13,495,322
Bank Loans	-	4,658,104	-	4,658,104
Preferred Stock *	765,972	-	-	765,972
Short-Term Investments	1,517,166	-	-	1,517,166
Total Investments	$ 2,283,138	$ 49,640,533	$ -	$ 51,923,671

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 199,400,550	$ -	$ -	$ 199,400,550
Closed-End Funds	1,807,267	-	-	1,807,267
Preferred Stock *	28,307,091	-		28,307,091
Bonds & Notes *	-	13,612,046	-	13,612,046
Purchased Options	1,399,994	-	-	1,399,994
Short-Term Investments	49,188,397	-	-	49,188,397
Total Investments	280,103,299	13,612,046	-	293,715,345
Derivatives
Forward Currency Exchange Contracts	-	217,990	-	217,990
Equity Swap Contracts		2,323,056		2,323,056
Total Derivatives	-	2,541,046	-	2,541,046
Liabilities
Securities Sold Short	40,148,772	-	-	40,148,772
Total Investments	40,148,772			40,148,772
Derivatives
Written Options	12,359,486	-	-	12,359,486
Forward Currency Exchange Contracts	-	20,941	-	20,941
Total Derivatives	$ 12,359,486	$ 20,941	$ -	$ 12,380,427

Floating Rate Bond
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,176,570	$ -	$ -	$ 1,176,570
Bank Loans *	-	68,529,321		68,529,321
Bonds & Notes *	-	5,556,626	-	5,556,626
Short-Term Investment	6,503,367	-	-	6,503,367
Total Investments	$ 7,679,937	$ 74,085,947	$ -	$ 81,765,884

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2014

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 135,109,780	$ -	$ 135,109,780
Preferred Stock *	190,000	-	-	190,000
Short-Term Investment	2,762,913	-	-	2,762,913
Total Investments	$ 2,952,913	$ 135,109,780	$ -	$ 138,062,693

International Opportunity Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 18,224,529	$ -	$ 18,224,529
Foreign Government Bonds	-	24,641,432	-	24,641,432
Short-Term Investments	791,823	-	-	791,823
Total Investments	$ 791,823	$ 42,865,961	$ -	$ 43,657,784
Derivatives
Futures	$ -	$ 31,819	$ -	$ 31,819
Forward Currency Contracts	-	315,815	-	315,815
Total Derivatives	$ -	$ 347,634	$ -	$ 347,634
Liabilities-Derivatives
Futures	$ -	$ 35,874	$ -	$ 35,874
Forward Currency Contracts	-	278,457	-	278,457
Total Derivatives	$ -	$ 314,331	$ -	$ 314,331

Loss Averse Equity Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,516,823	$ -	$ -	$ 5,516,823
Exchange Traded Funds	2,868,338	-	-	2,868,338
Total Investments	$ 8,385,161	$ -	$ -	$ 8,385,161

Alternative Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,864,062	$ -	$ -	$ 10,864,062
Short-Term Investments	8,584,882	-	-	$ 8,584,882
Total Investments	$ 19,448,944	$ -	$ -	$ 19,448,944

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 13,331,633	$ -	$ -	$ 13,331,633
Convertible Bonds *	-	7,759,479	-	7,759,479
Preferred Stock *	2,717,771	-	-	2,717,771
Short-Term Investment	2,120,047	-	-	2,120,047
Total Investments	$ 18,169,451	$ 7,759,479	$ -	$ 25,928,930

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 54,288,368	$ -	$ -	$ 54,288,368
Short-Term Investments	628,927	-	-	$ 628,927
Total Investments	$ 54,917,295	$ -	$ -	$ 54,917,295

Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 6,034,451	$ -	$ -	$ 6,034,451
Short-Term Investment	7,799	-	-	7,799
Total Investments	$ 6,042,250	$ -	$ -	$ 6,042,250

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 57,573,124	$ -	$ -	$ 57,573,124
Short-Term Investment	3,567	-	-	3,567
Total Investments	$ 57,576,691	$ -	$ -	$ 57,576,691

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2014

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 467,421	$ -	$ -	$ 467,421
REITs *	46,644,821	-	-	46,644,821
Short-Term Investment	295,246	-	-	295,246
Total Investments	$ 47,407,488	$ -	$ -	$ 47,407,488

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,354,670	$ 64,334,927	$ -	$ 69,689,597
Preferred Stock *	262,230	152,877	-	415,107
Short-Term Investments	2,366,908	-	-	2,366,908
Total Investments	$ 7,983,808	$ 64,487,804	$ -	$ 72,471,612
Derivatives
Forward Currency Exchange Contracts	-	243,433	-	243,433
Total Derivatives	$ -	$ 243,433	$ -	$ 243,433
Liabilities - Derivatives
Forward Currency Exchange Contracts	-	92,405	-	92,405
Total Liabilities	$ -	$ 92,405	$ -	$ 92,405

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 25,812,800	$ -	$ -	$ 25,812,800
Short-Term Investments	450,563	-	-	450,563
Total Investments	$ 26,263,363	$ -	$ -	$ 26,263,363

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 4,113,183	$ 32,141,107	$ -	$ 36,254,290
Exchange Traded Funds	2,057,300	-	-	2,057,300
Preferred Stock	-	1,659,154	-	1,659,154
Rights	2,212	-	-	2,212
Short-Term Investments	722,556	-	-	722,556
Total Investments	$ 6,895,251	$ 33,800,261	$ -	$ 40,695,512
Liabilities-Derivatives
Forward Currency Contracts	349	-	-	349
Total Derivatives	$ 349	$ -	$ -	$ 349

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 21,792,104	$ -	$ -	$ 21,792,104
Short-Term Investment	473,988	-		473,988
Total Investments	$ 22,266,092	$ -	$ -	$ 22,266,092

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2014

Options – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Futures Contracts – The International Opportunity Bond Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The  International Opportunity Bond Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  With futures, there is minimal counterparty credit risk to the  International Opportunity Bond Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives.  The Funds may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2014

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2014 categorized by risk exposure:
	Unrealized Gain/(Loss) at 7/31/2014
Risk Exposure Category	Monthly Distribution	International Stock	Emerging Markets	International Opportunity Bond Fund
Commodity contracts	$ -	$ -	$ -	$ -
Equity contracts	1,838,786	-	-	-
Foreign exchange contracts	197,049	151,028	(349)	37,358
Interest rate contracts	-	-	-	(4,055)
Total	$ 2,035,835	$ 151,028	$ (349)	$ 33,303

The amounts of derivative instruments disclosed, on the Portfolio of Investments at July 31, 2014 is a reflection of the volume of derivative activity for the Fund.

The Dunham Alternative Strategy Fund currently invests a portion of its assets in Invesco STIT - Money Market Treasury Portfolio (the "Money Fund").  The Fund may redeem its investment from the Money Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Money Fund.  The financial statements of the Money Fund, including the portfolio of investments, can be found at www.invesco.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of July 31, 2014, the percentage of the Fund's net assets invested in the Money Fund was 26.4%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

9/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

9/23/14

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

9/23/14